UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA			19312
(Address of principal executive offices)			(Zip code)

Turner Funds P.O. Box 219805 Kansas City, MO 64121-9805
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30, 2010

Date of reporting period:	March 31, 2010

Item 1.    Reports to Stockholders.

Semiannual Report

March 31, 2010 (unaudited)

Alternative equity fund

Turner Spectrum Fund

U.S. growth equity funds

Turner Concentrated Growth Fund

Turner Core Growth Fund

Turner Emerging Growth Fund

Turner Large Cap Growth Fund

Turner Midcap Growth Fund

Turner New Enterprise Fund

Turner Small Cap Growth Fund

Quantitative equity funds

Turner Quantitative Broad Market Equity Fund

Turner Quantitative Large Cap Value Fund

International equity fund

Turner International Core Growth Fund

Core equity funds

Turner Midcap Equity Fund

Turner Small Cap Equity Fund

Contents

2	Letter to shareholders

5	Total returns of Turner Funds

8	Investment review: Turner Spectrum Fund

9	Investment review: Turner Concentrated Growth Fund

10	Investment review: Turner Core Growth Fund

11	Investment review: Turner Emerging Growth Fund

12	Investment review: Turner Large Cap Growth Fund

13	Investment review: Turner Midcap Growth Fund

14	Investment review: Turner New Enterprise Fund

15	Investment review: Turner Small Cap Growth Fund

16	Investment review: Turner Quantitative Broad Market Equity Fund

17	Investment review: Turner Quantitative Large Cap Value Fund

18	Investment review: Turner International Core Growth Fund

19	Investment review: Turner Midcap Equity Fund

20	Investment review: Turner Small Cap Equity Fund

21	Schedules of investments

52	Financial statements

72	Notes to financial statements

80	Board of Trustees considerations in approving the Advisory Agreements

81	Disclosure of fund expenses

Turner Funds

As of March 31, 2010, the Turner Funds offered a series of 13 mutual funds to individual and institutional investors. The minimum initial investment for Institutional Class Shares in a Turner Fund is $250,000 (except for $25,000 for the Turner Quantitative Large Cap Value Fund and $100,000 for the Turner Spectrum Fund) for regular accounts and $100,000 (with the exception of $10,000 for the Turner Quantitative Large Cap Value Fund) for individual retirement accounts. The minimum initial investment for Investor Class Shares, Retirement Class Shares, and Class C Shares of the Turner Spectrum Fund is $2,500 for regular accounts and $2,000 for individual retirement accounts.

Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser for the Funds (other than the Turner Small Cap Equity Fund and Turner Midcap Equity Fund). Turner Investment Partners, Inc., founded in 1990, manages more than $18 billion in stock investments as of March 31, 2010. Turner Investment Management LLC, a subsidiary of Turner Investment Partners, Inc., serves as the investment adviser for the Turner Small Cap Equity Fund and Turner Midcap Equity Fund.

Shareholder services

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements, and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our Web site, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

TURNER FUNDS 2010 SEMIANNUAL REPORT 1

LETTER TO SHAREHOLDERS

To our shareholders

In the six months ended March 31, 2010, the stock market reflected nothing so much as a mirror image of the prolonged bear market of 2007-2009, an investment black hole that pulverized stock-market prices by more than 50%.

In contrast, since reaching a bottom on March 9, 2009, the market, as represented by the S&P 500 Index, has driven stock prices higher with a similar relentless consistency. During that time, the S&P 500 recorded 10 positive monthly returns and didn't suffer even the typical "correction" (a temporary pullback of 10% or more). For the most recent six-month period, the S&P 500 Index gained 11.75%, the equivalent of more than a full year's results by historical standards.

Of late it's been a strong, silent bull market, with stocks registering more moderate gains following outsized returns early on. The quiet upward course of the market is evident in the Chicago Board Options Exchange Volatility Index, which measures how much disruption investors expect in the market; the index fell below 17 in mid-March — in sharp relief to readings as high as 80 during the financial crisis in 2008. Back then, a global depression seemed a distinct possibility, due to what The Wall Street Journal called the Four Horsemen of the Financial Apocalypse: Derivatives, Leverage, Greed, and Fraud.

Smaller stocks rebound

A distinguishing characteristic of the market since it turned bullish is that smaller, more speculative stocks with low price/book ratios have performed best. Those stocks had been beaten up so much during the bear market that they were priced as if investors fully expected their issuers to go out of business. But like a child on a trampoline, they bounced back energetically. In the past six months alone, the small-cap Russell 2000 Value Index soared 14.01%; the Russell Midcap Value Index, 15.32%.

In effect, these smaller stocks gained the most in the past six months for no better reason than they had gained the most in the previous six months. According to our Quantitative Investing Team, price momentum was the performance factor that worked best in the past six months. Other, more fundamentally oriented factors such as earnings, return on equity, and market-share leadership were of lesser importance. To us, it's an example of how Mr. Market can sometimes be perverse. For instance, the stocks of companies that were ranked by Morningstar as having no "moat," or no long-term competitive advantage, outperformed those with a wide or narrow moat. And Bank of America Merrill Lynch found that in the first quarter, the stocks with the best return on equity rose 7.4%, while the stocks with the worst return on equity gained 10.1%. Just as in the bond market, where "junk" high-yield bonds outperformed, junk shares generally flourished in the stock market.

We attribute the outperformance of junk stocks to two catalysts: the Federal Reserve kept short-term interest rates near zero and the stock market rally was so exceptionally positive. As a result, momentum investors and short-term traders were emboldened to become much more tolerant of market risk and persist in doing what they had been doing — bidding up the price of low-quality stocks.

Low quality didn't help us

Although low quality may have benefited momentum investors and short-term traders, it didn't do nearly as much for our own mutual funds. Low quality is not our game. For our 13 U.S. growth, international-growth, core (a blend of growth and value), quantitative, and alternative funds, we focus on picking high-quality stocks for fundamental reasons. For instance, our growth and international funds emphasize the stocks of companies that we think can exceed Wall Street's earnings expectations. Our core funds emphasize stocks with business momentum, such as an improving rate of revenue growth, balance-sheet strength, and undervalued assets. Our quantitative funds select stocks according to the diverse factors in our model that have proven to be most predictive of outperformance in each market sector. And our alternative fund uses fundamental, quantitative, and technical analysis to select stocks for long positions that we think have high-return potential and stocks for short positions that we perceive as underperformers.

Inasmuch as our stock-selection process isn't geared to price momentum, our funds' performance was a mixed bag in the past six months. Six of our 13 funds outperformed at least one of their benchmarks: the Turner Emerging Growth Fund, the Turner New Enterprise Fund, the Turner Small Cap Growth Fund, the Turner International Core Growth Fund, the Turner Quantitative Broad Market Equity Fund, and the Turner Spectrum Fund.

The returns of all 13 funds were uniformly positive, ranging from 3.00% for the Turner Spectrum Fund to 15.39% for the Turner New Enterprise Fund. On an absolute numerical basis, results were generally good: 11 of the funds generated returns in excess of 10%. And as was the case for the market as a whole, the funds specializing in smaller stocks did best.

Total returns
Six-month period ended March 31, 2010
Alternative equity fund
Turner Spectrum Fund, Institutional Class (TSPEX)	3.00%
S&P 500 Index	11.75
Barclays Capital U.S. Aggregate Bond Index	1.99
Lipper Long/Short Equity Funds Classification	4.66

2 TURNER FUNDS 2010 SEMIANNUAL REPORT

March 31, 2010

U.S. growth equity funds
Turner Concentrated Growth Fund (TTOPX)	7.45%
Russell 1000 Growth Index	12.96
Turner Core Growth Fund, Institutional Class (TTMEX)	10.50
Russell 1000 Growth Index	12.96
Turner Emerging Growth Fund, Investor Class (TMCGX)	14.00
Russell 2000 Growth Index	12.07
Turner Large Cap Growth Fund, Institutional Class (TSGEX)	11.36
Russell Top 200 Growth Index	12.23
Russell 1000 Growth Index	12.96
Turner Midcap Growth Fund, Investor Class (TMGFX)	14.44
Russell Midcap Growth Index	14.88
Turner New Enterprise Fund (TBTBX)	15.39
NASDAQ Composite Index	13.56
Turner Small Cap Growth Fund (TSCEX)	13.31
Russell 2000 Growth Index	12.07
Quantitative equity funds
Turner Quantitative Broad Market Equity Fund, Institutional Class (TBMEX)	12.92
Russell 3000 Index	12.19
S&P 500 Index	11.75
Turner Quantitative Large Cap Value Fund, Institutional Class (TLVFX)	10.79
Russell 1000 Value Index	11.28
International equity fund
Turner International Core Growth Fund, Institutional Class (TICGX)	10.96
MSCI World Growth ex-U.S. Index	6.29
Core equity funds
Turner Midcap Equity Fund, Investor Class (TMCFX)	14.26
Russell Midcap Index	15.10
Turner Small Cap Equity Fund, Investor Class (TSEIX)	10.69
Russell 2000 Index	13.07

(Please call 1.800.224.6312 or visit our Web site at www.turnerinvestments.com for the most recent month-end performance. For more details on the performance of each fund during the six-month period, see the Investment review beginning on page 8.)

Fundamentals matter little

If anything surprised us about the market's behavior in the past six months, it was that fundamentals failed to matter more as the bull market progressed. But we believe to everything there is a season and buying the shares of high-quality companies is the surest way to build wealth in the stock market in the long run. We think the market's fascination with speculative, low-quality stocks will inevitably wane; historically, in previous bull markets, that fascination has lasted five to seven months, according to Bank of America Merrill Lynch.

To us, this market resembles the market in 2003, when low quality also held sway. Back then, an improving economy and the prospect of rising interest rates prompted investors to begin gravitating towards quality. We think that quality should return to favor again in 2010 and enhance the relative performance of our funds. We think it's particularly significant that one consequence of the outperformance of low quality is that higher quality is now selling relatively cheaply, and we are taking advantage of the opportunity to add to our positions in good stocks.

On the occasion of the first birthday of this bull market, we take note that the past four bull markets have lasted an average of 55 months. In our judgment, the current bull could continue to rage for some time to come, as long as the economy continues to expand and earnings hold up, both of which we think are probable.

Economic signals rising

For one thing, in the U.S., the Index of Leading Economic Indicators rose for the 12th consecutive month in March. In the past six months, the index is up about 10% annualized, compared with an average gain of about 8% annualized during the previous six economic recoveries. Because of these and numerous other positive economic signs, we think the possibility of the U.S. economy suffering a double-dip recession seems remote. Indeed, we think economic growth may exceed expectations, which are still generally modest.

For another thing, earnings continue to grow strongly. Even the most conservative Wall Street analysts are projecting that companies in the S&P 500 Index will report growth in earnings per share in the double digits in both 2010 and 2011. In our view, as investors come to appreciate that companies' earnings power is for real, we think it could move the market higher. We envision this scenario: as earnings grow, companies could start hiring in earnest in the second or third quarter, and consumer confidence and spending could improve, leading to a virtuous circle for both earnings and the market.

Finally, the companies in the S&P 500 Index are sitting on a mountain of cash — a record $1.1 trillion, by our

TURNER FUNDS 2010 SEMIANNUAL REPORT 3

LETTER TO SHAREHOLDERS (continued)

reckoning. We think that as time passes, they are likely to spend some of it on capital equipment, to the benefit of the economy. Capital spending is in fact rising after two years of underinvestment, when companies were on the defensive and conserving cash to weather the recession. Also, we think companies may spend some of their cash hoard on acquisitions, which could inject additional fuel into the market's engine.

Even so, we hasten to add that since this bull market has yet to endure a correction, it wouldn't be at all shocking if one occurred before the year's end. Since 1900, a correction has taken place about once a year on average.

How our funds are positioned

But on balance, we expect an increasingly high correlation between good stock returns and companies reporting above-average rates of earnings growth this year. In short, we expect a stock picker's market. In anticipation of that prospect, we've positioned our funds in this way:

Our eight U.S. and international growth funds, as always, hold shares that in our estimation offer the greatest prospective earnings power. Our growth funds continue to own three types of growth stocks. One, they hold classic growth stocks in industries like investment management, biotechnology, and wireless communications that we think have high-return potential for strong fundamental reasons. Two, they hold stocks of companies gaining market share in their businesses. And three, they hold cyclical stocks in industries such as metals, banking, business services, and chemicals that historically have tended to do well as the economy expands.

Our two core funds generally own stocks with above-average levels of cash on their issuers' balance sheets and low betas. The funds' sector weightings are being kept close to those of the indexes. We see little need to be overexposed to any of the sectors since their valuations are comparable; we think none of them offer enough of a price discount to merit placing special emphasis on them. Plus, we are finding appealing candidates for investment in all sectors.

Our two quantitative funds remain broadly diversified, with substantial weightings of growth factors in our model. That weighting is consistent with our view that 2010 may be a year in which above-average earnings, the hallmark of growth stocks, are a prime differentiator of performance among stocks. We expect banking stocks, among others, to do well, as banks stand to profit from a steep yield curve in making loans and from their improving balance sheets.

And our long/short fund, the Turner Spectrum Fund, composed of six long/short strategies managed by us, is emphasizing growth stocks with attractive PEG (price/earnings-to-earnings growth) ratios. The Spectrum Fund is invested mainly in U.S. stocks, which our fundamental analysis indicates have superior return potential to that of foreign stocks generally. The fund has a modest net long exposure (its percentage of long positions minus its percentage of short positions), of less than 19%, as of March 31.

We thank you for your vote of confidence in entrusting your wealth to us for investment. As of March 31, the wealth in our funds totaled more than $2.9 billion, which included not only your money but the money of mine and other portfolio managers here as well. We pledge to continue exerting our best efforts to produce good performance for the Turner funds that you and we own. And we look forward to reporting to you how that performance actually played out over the next six months. In the months ahead, we think the market, which recently has been the looking-glass equivalent of the bear market that preceded it, may reward more fully the higher quality stocks we prize.

Bob Turner

Chairman and Chief Investment Officer
Turner Investment Partners

Past performance is no guarantee of future results. The views expressed are those of Turner Investment Partners as of March 31, 2010, and are not intended as a forecast or investment recommendations. The indexes mentioned are not available for investment.

Bob Turner

4 TURNER FUNDS 2010 SEMIANNUAL REPORT

PERFORMANCE

Total returns of the Turner Funds

Through March 31, 2010

Current performance may be lower or higher than the performance data quoted. Please call 1.800.224.6312 or visit our website at www.turnerinvestments.com for the most recent month-end performance information.

The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The indices mentioned are unmanaged statistical composites of stock-market performance. Investing in an index is not possible.

The holdings and sector weightings of the Funds are subject to change. Forward-earnings projections are not predictors of stock price or investment performance, and do not represent past performance. There is no guarantee that the forward-earnings projections will accurately predict the actual earnings experience of any of the companies involved, and there is no guarantee that owning securities of companies with relatively high price-to-earnings ratios will cause the portfolio to outperform its benchmark or index.

The Turner Funds are distributed by SEI Investments Distribution Company, Oaks, Pennsylvania 19456. The investor should consider the investment objectives, risks, charges, and expenses carefully before investing. This and other information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in these Funds, can be obtained by calling 1.800.224.6312. Read the prospectus carefully before investing.

Fund name/index	Six months	Year to date	One year	Three years	Five years	Ten years	(Annualized) Since inception		Total net assets ($mill)
Turner Spectrum Fund — Institutional Class Shares	3.00%	1.47%	n/a	n/a	n/a	n/a	11.35	%*	$52.81
Investor Class Shares	2.82	1.38	n/a	n/a	n/a	n/a	11.05	*	19.63
Class C Shares(1)	2.64	1.29	n/a	n/a	n/a	n/a	11.07	*	1.80
S&P 500 Index	11.75	5.39	n/a	n/a	n/a	n/a	31.41	*
Barclays Capital U.S. Aggregate Bond Index	1.99	1.78	n/a	n/a	n/a	n/a	7.14	*
Lipper Long/Short Equity Funds Classification	4.66	1.77	n/a	n/a	n/a	n/a	19.87	*
Inception date: 5/7/09
Turner Concentrated Growth Fund	7.45	1.85	56.48%	-6.47%	1.58%	-10.28%	-0.52		43.08
Russell 1000 Growth Index	12.96	4.65	49.75	-0.78	3.42	-4.21	-1.61
Inception date: 6/30/99
Turner Core Growth Fund — Institutional Class Shares	10.50	3.90	46.70	-3.88	2.90	n/a	1.20		460.00
Investor Class Shares(2)	10.37	3.72	46.22	-4.13	n/a	n/a	0.83		340.74
Russell 1000 Growth Index	12.96	4.65	49.75	-0.78	3.42	n/a	0.13
Inception date: 2/28/01
Turner Emerging Growth Fund(8) — Institutional Class Shares(3)	14.13	9.55	54.77	n/a	n/a	n/a	42.71		283.38
Investor Class Shares	14.00	9.50	54.36	-3.41	3.63	6.97	19.16		193.07
Russell 2000 Growth Index	12.07	7.61	60.32	-2.42	3.82	-1.53	1.96
Inception date: 2/27/98
Turner Large Cap Growth Fund — Institutional Class Shares	11.36	5.15	44.87	-5.58	-0.21	n/a	-6.88		127.94
Investor Class Shares(4)	11.18	5.17	44.40	-5.85	n/a	n/a	-5.81		1.50
Russell Top 200 Growth Index	12.23	3.54	45.13	-0.16	3.16	n/a	-4.59
Russell 1000 Growth Index	12.96	4.65	49.75	-0.78	3.42	n/a	-3.79
Inception date: 6/14/00

TURNER FUNDS 2010 SEMIANNUAL REPORT 5

PERFORMANCE (continued)

Fund name/index	Six months	Year to date	One year	Three years	Five years	Ten years	(Annualized) Since inception	Total net assets ($mill)
Turner Midcap Growth Fund(8) — Institutional Class Shares(5)	14.59%	7.55%	67.21%	n/a	n/a	n/a	-7.89%	$139.58
Investor Class Shares	14.44	7.47	66.80	-0.41%	4.58%	-2.85%	10.20	923.35
Retirement Class Shares(6)	14.29	7.38	66.38	-0.65	4.23	n/a	6.17	4.75
Russell Midcap Growth Index	14.88	7.67	63.00	-2.04	4.27	-1.69	6.39
Inception date: 10/1/96
Turner New Enterprise Fund(8)	15.39	8.72	78.33	0.17	6.38	n/a	-3.78	28.71
NASDAQ Composite Index	13.56	5.91	58.62	0.69	4.59	n/a	-4.29
Inception date: 6/30/00
Turner Small Cap Growth Fund(8)	13.31	8.48	62.79	-1.49	5.12	-1.63	11.03	291.24
Russell 2000 Growth Index	12.07	7.61	60.32	-2.42	3.82	-1.53	4.91
Inception date: 2/7/94
Turner Quantitative Broad Market Equity Fund — Institutional Class Shares	12.92	6.54	53.07	n/a	n/a	n/a	-3.07	11.63
Investor Class Shares	12.84	6.67	53.03	n/a	n/a	n/a	-3.26	—
Russell 3000 Index	12.19	5.94	52.44	n/a	n/a	n/a	-2.40
S&P 500 Index	11.75	5.39	49.77	n/a	n/a	n/a	-2.70
Inception date: 6/30/08
Turner Quantitative Large Cap Value Fund — Institutional Class Shares	10.79	6.42	44.05	-6.51	n/a	n/a	0.46	0.86
Investor Class Shares(7)	10.76	6.42	43.81	n/a	n/a	n/a	8.74	—
Russell 1000 Value Index	11.28	6.78	53.56	-7.33	n/a	n/a	0.82
Inception date: 10/10/05
Turner International Core Growth Fund — Institutional Class Shares	10.96	3.33	66.84	-2.59	n/a	n/a	-1.90	4.81
Investor Class Shares(7)	10.81	3.21	66.62	n/a	n/a	n/a	32.15	0.13
MSCI World Growth ex-U.S. Index	6.29	1.91	50.81	-5.04	n/a	n/a	-3.59
Inception date: 1/31/07
Turner Midcap Equity Fund — Institutional Class Shares	14.34	10.15	45.16	-7.75	n/a	n/a	-6.92	1.68
Investor Class Shares	14.26	10.04	44.73	-8.28	n/a	n/a	-7.49	0.19
Russell Midcap Index	15.10	8.67	67.71	-3.30	n/a	n/a	-2.84
Inception date: 1/31/07
Turner Small Cap Equity Fund(8) — Institutional Class Shares(3)	10.78	3.62	47.36	n/a	n/a	n/a	34.06	6.29
Investor Class Shares	10.69	3.62	47.09	-8.71	-1.17	n/a	5.53	12.84
Russell 2000 Index	13.07	8.85	62.76	-3.99	3.36	n/a	5.54
Inception date: 3/4/02

(1)  Commenced operations on July 14, 2009.

(2)  Commenced operations on August 1, 2005.

(3)  Commenced operations on February 1, 2009.

(4)  Commenced operations on January 31, 2007.

(5)  Commenced operations on June 16, 2008.

(6)  Commenced operations on September 24, 2001.

(7)  Commenced operations on October 31, 2008.

(8)  Investing in technology and science companies and small- and mid-capitalization companies may subject the Funds to specific inherent risks, including above-average price fluctuations.

*  Returns of less than one year are cumulative, and not annualized.

Amounts designated as "—" have been rounded to $0 ($mil).

6 TURNER FUNDS 2010 SEMIANNUAL REPORT

Expense Ratio†

	Gross expense ratio	Net expense ratio
Turner Spectrum Fund
Institutional Class Shares	2.50%	1.95%
Investor Class Shares	2.75%	2.20%
Class C Shares	3.50%	2.95%
Turner Concentrated Growth Fund
Investor Class Shares	1.34%	0.82%
Turner Core Growth Fund
Institutional Class Shares	0.92%	0.69%
Investor Class Shares	1.17%	0.94%
Turner Emerging Growth Fund
Institutional Class Shares	1.35%	1.17%
Investor Class Shares	1.58%	1.42%
Turner Large Cap Growth Fund
Institutional Class Shares	1.21%	0.69%
Investor Class Shares	1.47%	0.94%
Turner Midcap Growth Fund
Institutional Class Shares	1.08%	0.93%
Investor Class Shares	1.33%	1.18%
Retirement Class Shares	1.58%	1.43%
Turner New Enterprise Fund
Investor Class Shares	1.25%	0.64%
	Gross expense ratio	Net expense ratio
Turner Small Cap Growth Fund
Investor Class Shares	1.58%	1.25%
Turner Quantitative Broad Market Equity Fund
Institutional Class Shares	20.30%	0.64%
Investor Class Shares	20.60%	0.89%
Turner Quantitative Large Cap Value Fund
Institutional Class Shares	14.51%	0.69%
Investor Class Shares	15.93%	0.94%
Turner International Core Growth Fund
Institutional Class Shares	5.24%	1.10%
Investor Class Shares	5.59%	1.35%
Turner Midcap Equity Fund
Institutional Class Shares	10.16%	0.91%
Investor Class Shares	15.61%	1.16%
Turner Small Cap Equity Fund
Institutional Class Shares	1.60%	1.21%
Investor Class Shares	1.90%	1.46%

†  These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.

TURNER FUNDS 2010 SEMIANNUAL REPORT 7

INVESTMENT REVIEW

Turner Spectrum Fund

Fund profile

March 31, 2010

■  Ticker symbol TSPEX

  Institutional Class Shares

■  CUSIP #900297664

  Institutional Class Shares

■  Top five holdings††

  (1) Psychiatric Solutions

  (2) Global Payments

  (3) Google, Cl A

  (4) T. Rowe Price Group

  (5) Micron Technology

■  % in five largest holdings 11.1%†

■  Number of holdings 329††

■  Price/earnings ratio 18.4

■  Weighted average market capitalization $65.52 billion

■  % of holdings with positive earnings surprises 59.9%

■  % of holdings with negative earnings surprises 20.8%

■  Net assets $53 million, Institutional Class Shares

Growth of a $100,000 investment in the
Turner Spectrum Fund, Institutional Class Shares:

May 7, 2009-March 31, 2010*,**

Cumulative total returns (Periods ending March 31, 2010)

	Six months (not annualized)	Since Inception
Turner Spectrum Fund, Institutional Class Shares	3.00%	11.35	%**
Turner Spectrum Fund, Investor Class Shares	2.82%	11.05	%**
Turner Spectrum Fund, Class C Shares	2.64%	11.07	%***
S&P 500 Index	11.75%	31.41	%**
Barclays Capital U.S. Aggregate Bond Index	1.99%	7.14	%**
Lipper Long/Short Equity Funds Classification	4.66%	19.87	%**

Sector weightings†:

Manager's discussion and analysis

In its first full six months of operation, the Turner Spectrum Fund, Institutional Class Shares (TSPEX) produced a 3.00% gain. That return underperformed the S&P 500 Index and the Lipper Long/Short Equity Funds Classification but outperformed the Barclays Capital U.S. Aggregate Bond Index. Employing long and short positions, the fund seeks not necessarily to always beat the stock market, but rather to produce consistently positive returns and manage risk by protecting capital in market downturns.

Overall, the health-care and financial-services sectors, in their long and short positions, contributed the most extra return to the fund's results. In those two sectors, health-care products and investment-management shares were among the winners. Detracting most from long and short results were holdings in the producer-durables sector. In that sector, semiconductor-capital-equipment shares performed unsatisfactorily. The fund kept a modest net long exposure.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

**  The inception date of the Turner Spectrum Fund (Institutional Class Shares and Investor Class Shares) was May 7, 2009. Cumulative returns, not annualized. Index returns are based on Institutional Class Shares inception date.

***  The inception date of the Turner Spectrum Fund (Class C Shares) was July 14, 2009. Cumulative return, not annualized.

†  Percentages based on total investments.

††  Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Cl — Class

8 TURNER FUNDS 2010 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Concentrated Growth Fund

Fund profile

March 31, 2010

■  Ticker symbol TTOPX

■  CUSIP #87252R862

■  Top five holdings†††

  (1) Apple

  (2) Las Vegas Sands

  (3) Rio Tinto ADR

  (4) Cerner

  (5) BlackRock

■  % in five largest holdings 24.7%†

■  Number of holdings 25†††

■  Price/earnings ratio 21.2

■  Weighted average market capitalization $57.14 billion

■  % of holdings with positive earnings surprises 79.2%

■  % of holdings with negative earnings surprises 12.5%

■  Net assets $43 million

Growth of a $10,000 investment in the
Turner Concentrated Growth Fund:

September 30, 1999-March 31, 2010*

Average annual total returns (Periods ending March 31, 2010)

	Six months (not annualized)	One year	Three years	Five years	Ten years	Since inception
Turner Concentrated Growth Fund	7.45%	56.48%	-6.47%	1.58%	-10.28%	-0.52%
Russell 1000 Growth Index	12.96%	49.75%	-0.78%	3.42%	-4.21%	-1.61%

Sector weightings†:

Manager's discussion and analysis

Weak results in three major sectors impaired the performance of the Turner Concentrated Growth Fund (TTOPX) in the six-month period ended March 31. The fund gained 7.45%, underperforming the benchmark Russell 1000 Growth Index's 12.96% return by 5.51 percentage points.

About 61% of the fund's holdings were concentrated in three sectors, financials, industrials, and information technology, whose returns detracted most from performance. In those sectors, investment-management, semiconductor-capital-equipment, telecommunications, and semiconductor stocks lagged. Four of seven sector positions added extra return, with the consumer-discretionary sector adding the most return. In that sector, gaming, retailing, and Internet shares fared best.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Concentrated Growth Fund was June 30, 1999.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

ADR — American Depositary Receipt

TURNER FUNDS 2010 SEMIANNUAL REPORT 9

INVESTMENT REVIEW

Turner Core Growth Fund

Fund profile

March 31, 2010

■  Ticker symbol TTMEX

  Institutional Class Shares

■  CUSIP #900297847

  Institutional Class Shares

■  Top five holdings†††

  (1) Apple

  (2) Cisco Systems

  (3) Google, Cl A

  (4) JPMorgan Chase

  (5) PepsiCo

■  % in five largest holdings 17.9%†

■  Number of holdings 67†††

■  Price/earnings ratio 18.5

■  Weighted average market capitalization $54.76 billion

■  % of holdings with positive earnings surprises 71.2%

■  % of holdings with negative earnings surprises 27.3%

■  Net assets $460 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Core Growth Fund, Institutional Class Shares:

February 28, 2001-March 31, 2010*,**

Average annual total returns (Periods ending March 31, 2010)

	Six months (not annualized)	One year	Three years	Five years	Since inception
Turner Core Growth Fund, Institutional Class Shares	10.50%	46.70%	-3.88%	2.90%	1.20	%**
Turner Core Growth Fund, Investor Class Shares	10.37%	46.22%	-4.13%	—	0.83	%***
Russell 1000 Growth Index	12.96%	49.75%	-0.78%	3.42%	0.13	%**

Sector weightings†:

Manager's discussion and analysis

Underperformance in three sectors offset some good stock selection in other sectors for the Turner Core Growth Fund, Institutional Class Shares (TTMEX) in the six-month period ended March 31. The net result: the fund gained 10.50%, underperforming the Russell 1000 Growth Index by 2.46 percentage points.

A 27% position in the energy, health-care, and industrials sectors were the prime detractors from performance. Energy-services, biotechnology, medical-device, and semiconductor-capital-equipment shares were particularly weak. On the plus side, five of the fund's 10 sector positions beat their index sectors. Materials, utilities, and consumer-staples stocks, which amounted to a 15% weighting, boosted the fund's results the most. Winners here included metals, mining, telecommunications, supermarket, and drugstore-chain stocks.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. On February 25, 2005, the Constellation TIP Core Growth Fund reorganized into the Turner Core Growth Fund. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner Core Growth Fund (Institutional Class Shares) was February 28, 2001. Index returns are based on Institutional Class Shares inception date.

***  The inception date of the Turner Core Growth Fund (Investor Class Shares) was August 1, 2005.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Cl — Class

Amounts designated as "—" are not applicable.

10 TURNER FUNDS 2010 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Emerging Growth Fund

Fund profile

March 31, 2010

■  Ticker symbol TMCGX

  Investor Class Shares

■  CUSIP #872524301

  Investor Class Shares

■  Top five holdings†††

  (1) Radian Group

  (2) Walter Energy

  (3) Bucyrus International, Cl A

  (4) Solutia

  (5) Orthofix International

■  % in five largest holdings 10.6%†

■  Number of holdings 118†††

■  Price/earnings ratio 17.7

■  Weighted average market capitalization $1.51 billion

■  % of holdings with positive earnings surprises 76.9%

■  % of holdings with negative earnings surprises 13.7%

■  Net assets $193 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Emerging Growth Fund,
Investor Class Shares:

September 30, 1999-March 31, 2010*,***

Average annual total returns (Periods ending March 31, 2010)

	Six months (not annualized)	One year	Three years	Five years	Ten years	Since inception
Turner Emerging Growth Fund, Institutional Class Shares	14.13%	54.77%	—	—	—	42.71	%**
Turner Emerging Growth Fund, Investor Class Shares	14.00%	54.36%	-3.41%	3.63%	6.97%	19.16	%***
Russell 2000 Growth Index	12.07%	60.32%	-2.42%	3.82%	-1.53%	1.96	%***

Sector weightings†:

Manager's discussion and analysis

Ample outperformance in some key sectors enabled the Turner Emerging Growth Fund, Investor Class Shares (TMCGX) to produce favorable results in the six-month period ended March 31. The fund rose 14.00%, a return that beat its benchmark, the Russell 2000 Growth Index, by 1.93 percentage points.

Four of the fund's nine sector positions, which represented 45% of all holdings, outperformed their corresponding index sectors in health care, materials, industrials, and financials by more than nine percentage points. In those sectors, contract-research, biotechnology, health-services, specialty-chemicals, heavy-equipment, and financial-consulting holdings did relatively well. The primary detractor from results was the fund's consumer-discretionary position, a 15% weighting. Underperformers here included apparel, airline, and business-consulting stocks.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner Emerging Growth Fund (Institutional Class Shares) was February 1, 2009.

***  The inception date of the Turner Emerging Growth Fund (Investor Class Shares) was February 27, 1998. Index returns are based on Investor Class Shares inception date.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Cl — Class

Amounts designated as "—" are not applicable.

TURNER FUNDS 2010 SEMIANNUAL REPORT 11

INVESTMENT REVIEW

Turner Large Cap Growth Fund

Fund profile

March 31, 2010

■  Ticker symbol TSGEX

  Institutional Class Shares

■  CUSIP #87252R839

  Institutional Class Shares

■  Top five holdings†††

  (1) Apple

  (2) PepsiCo

  (3) Cisco Systems

  (4) Google, Cl A

  (5) Broadcom, Cl A

■  % in five largest holdings 24.9%†

■  Number of holdings 59†††

■  Price/earnings ratio 18.4

■  Weighted average market capitalization $58.95 billion

■  % of holdings with positive earnings surprises 77.6%

■  % of holdings with negative earnings surprises 20.7%

■  Net assets $128 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Large Cap Growth Fund,
Institutional Class Shares:

June 14, 2000-March 31, 2010*,**

Average annual total returns (Periods ending March 31, 2010)

	Six months (not annualized)	One year	Three years	Five years	Since inception
Turner Large Cap Growth Fund, Institutional Class Shares	11.36%	44.87%	-5.58%	-0.21%	-6.88	%**
Turner Large Cap Growth Fund, Investor Class Shares	11.18%	44.40%	-5.85%	—	-5.81	%***
Russell Top 200 Growth Index	12.23%	45.13%	-0.16%	3.16%	-4.59	%**
Russell 1000 Growth Index	12.96%	49.75%	-0.78%	3.42%	-3.79	%**

Sector weightings†:

Manager's discussion and analysis

In the six-month period ended March 31, the stock selection of the Turner Large Cap Growth Fund, Institutional Class Shares (TSGEX), was mixed. As a result the fund advanced 11.36%, which lagged the Russell Top 200 Growth Index by 0.87 percentage point.

Four of the fund's eight sector positions beat their corresponding index sectors. Providing the most extra return were consumer-discretionary shares, which accounted for 11% of holdings. Hotel, gaming, luxury-goods, and motorcycle stocks performed especially well. Information-technology and health-care stocks, a 53% weighting, were the greatest detriment to performance; semiconductor, wireless-communications, pharmaceutical, and biotechnology stocks were significant laggards.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner Large Cap Growth Fund (Institutional Class Shares) was June 14, 2000. Index returns are based on Institutional Class Shares inception date.

***  The inception date of the Turner Large Cap Growth Fund (Investor Class Shares) was January 31, 2007.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Cl — Class

Amounts designated as "—" are not applicable.

12 TURNER FUNDS 2010 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Midcap Growth Fund

Fund profile

March 31, 2010

■  Ticker symbol TMGFX

  Investor Class Shares

■  CUSIP #900297409

  Investor Class Shares

■  Top five holdings†††

  (1) F5 Networks

  (2) T. Rowe Price Group

  (3) Priceline.com

  (4) Starwood Hotels & Resorts Worldwide

  (5) Micron Technology

■  % in five largest holdings 8.8%†

■  Number of holdings 92†††

■  Price/earnings ratio 20.2

■  Weighted average market capitalization $7.46 billion

■  % of holdings with positive earnings surprises 74.7%

■  % of holdings with negative earnings surprises 23.1%

■  Net assets $923 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Midcap Growth Fund, Investor Class Shares:

September 30, 1999-March 31, 2010*,***

Average annual total returns (Periods ending March 31, 2010)

	Six months (not annualized)	One year	Three years	Five years	Ten years	Since inception
Turner Midcap Growth Fund, Institutional Class Shares	14.59%	67.21%	—	—	—	-7.89	%**
Turner Midcap Growth Fund, Investor Class Shares	14.44%	66.80%	-0.41%	4.58%	-2.85%	10.20	%***
Turner Midcap Growth Fund, Retirement Class Shares	14.29%	66.38%	-0.65%	4.23%	—	6.17	%****
Russell Midcap Growth Index	14.88%	63.00%	-2.04%	4.27%	-1.69%	6.39	%***

Sector weightings†:

Manager's discussion and analysis

The Turner Midcap Growth Fund, Investor Class Shares (TMGFX) gained 14.44% in the six-month period ended March 31. The fund underperformed the Russell Midcap Growth Index's 14.88% return slightly, by 0.44 percentage point.

Good relative returns in five of 10 sectors added value to the fund's results. Adding the most value were the consumer-discretionary, materials, and financials sectors, a 34% weighting. Hotel, gaming, metals, regional-banking, and diversified financial stocks were notable contributors. A 23% position in health-care and industrials stocks, especially in the biotechnology, pharmaceutical, and semiconductor-capital-equipment industries, was the prime detractor from performance.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Retirement Class Shares will differ due to differences in fees.

**  The inception date of the Turner Midcap Growth Fund (Institutional Class Shares) was June 16, 2008.

***  The inception date of the Turner Midcap Growth Fund (Investor Class Shares) was October 1, 1996. Index returns are based on Investor Class Shares inception date.

****  The inception date of the Turner Midcap Growth Fund (Retirement Class Shares) was September 24, 2001.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Amounts designated as "—" are not applicable.

TURNER FUNDS 2010 SEMIANNUAL REPORT 13

INVESTMENT REVIEW

Turner New Enterprise Fund

Fund profile

March 31, 2010

■  Ticker symbol TBTBX

■  CUSIP #87252R797

■  Top five holdings†††

  (1) F5 Networks

  (2) Micron Technology

  (3) Green Mountain Coffee Roasters

  (4) Apple

  (5) Alexion Pharmaceuticals

■  % in five largest holdings 20.2%†

■  Number of holdings 34†††

■  Price/earnings ratio 21.9

■  Weighted average market capitalization $26.74 billion

■  % of holdings with positive earnings surprises 81.8%

■  % of holdings with negative earnings surprises 18.2%

■  Net assets $29 million

Growth of a $10,000 investment in the
Turner New Enterprise Fund:

June 30, 2000-March 31, 2010*

Average annual total returns (Periods ending March 31, 2010)

	Six months (not annualized)	One year	Three years	Five years	Since inception
Turner New Enterprise Fund	15.39%	78.33%	0.17%	6.38%	-3.78%
NASDAQ Composite Index	13.56%	58.62%	0.69%	4.59%	-4.29%

Sector weightings†:

Manager's discussion and analysis

Substantial outperformance in the materials and consumer-staples sectors contributed to the Turner New Enterprise Fund (TBTBX) recording a 15.39% gain in the six months ended March 31. The fund beat the NASDAQ Composite Index's 13.56% return by 1.83 percentage points. The fund's gain was the biggest of any of our funds.

Altogether, four of the fund's eight sector positions produced good relative returns. Among materials and consumer-staples stocks, which accounted for 15% of the fund's holdings, steel, metals, supermarket, and coffee-equipment shares performed best. Impairing performance was a 41% position in the information-technology and industrials sectors. Stocks in those sectors that produced unfavorable relative returns included semiconductor, data-networking, and semiconductor-capital-equipment shares.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner New Enterprise Fund was June 30, 2000.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financials for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

14 TURNER FUNDS 2010 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Small Cap Growth Fund

Fund profile

March 31, 2010

■  Ticker symbol TSCEX

■  CUSIP #900297300

■  Top five holdings†††

  (1) Atheros Communications

  (2) Netlogic Microsystems

  (3) Orient-Express Hotels, Cl A

  (4) DineEquity

  (5) Human Genome Sciences

■  % in five largest holdings 7.2%†

■  Number of holdings 111†††

■  Price/earnings ratio 20.3

■  Weighted average market capitalization $1.65 billion

■  % of holdings with positive earnings surprises 77.3%

■  % of holdings with negative earnings surprises 18.2%

■  Net assets $291 million

Growth of a $10,000 investment in the
Turner Small Cap Growth Fund:

September 30, 1999-March 31, 2010*

Average annual total returns (Periods ending March 31, 2010)

	Six months (not annualized)	One year	Three years	Five years	Ten years	Since inception
Turner Small Cap Growth Fund	13.31%	62.79%	-1.49%	5.12%	-1.63%	11.03%
Russell 2000 Growth Index	12.07%	60.32%	-2.42%	3.82%	-1.53%	4.91%

Sector weightings†:

Manager's discussion and analysis

Good stock selection and strong performance by small-cap stocks propelled the Turner Small Cap Growth Fund (TSCEX) to a 13.31% return in the six-month period ended March 31. The fund's results represented a margin of outperformance of 1.24 percentage points over the index, the Russell 2000 Growth Index, which gained 12.07%.

Six of the fund's nine sector positions beat their index-sector counterparts. The fund's health-care, materials, and energy stocks, a 29% weighting, performed best in relative terms. Winners included pharmaceutical, biotechnology, contract-research, mining, and energy-services stocks. A 26% position in information-technology stocks, particularly financial-technology, semiconductor, and communications-systems shares, were a drag on performance.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund was February 7, 1994.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Cl — Class

TURNER FUNDS 2010 SEMIANNUAL REPORT 15

INVESTMENT REVIEW

Turner Quantitative Broad Market Equity Fund

Fund profile

March 31, 2010

■  Ticker symbol TBMEX

  Institutional Class Shares

■  CUSIP #900297730

  Institutional Class Shares

■  Top five holdings††

  (1) Microsoft

  (2) International Business Machines

  (3) General Electric

  (4) Procter & Gamble

  (5) AT&T

■  % in five largest holdings 7.5%†

■  Number of holdings 117††

■  Price/earnings ratio 15.2

■  Weighted average market capitalization $57.67 billion

■  % of holdings with positive earnings surprises 78.5%

■  % of holdings with negative earnings surprises 18.1%

■  Net assets $12 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Quantitative Broad Market Equity Fund,
Institutional Class Shares:

June 30, 2008-March 31, 2010*

Average annual total returns (Periods ending March 31, 2010)

	Six months (not annualized)	One year	Since inception
Turner Quantitative Broad Market Equity Fund, Institutional Class Shares	12.92%	53.07%	-3.07%
Turner Quantitative Broad Market Equity Fund, Investor Class Shares	12.84%	53.03%	-3.26%
Russell 3000 Index	12.19%	52.44%	-2.40%
S&P 500 Index	11.75%	49.77%	-2.70%

Sector weightings†:

Manager's discussion and analysis

In the six-month period ended March 31, the Turner Quantitative Broad Market Equity Fund, Institutional Class Shares (TBMEX) rose 12.92%. That return was good enough to outdistance the Russell 3000 Index by 0.73 percentage point.

The fund's proprietary quantitative model selected stocks that did well in relative terms in six of the 10 market sectors. Energy, materials, and consumer-staples stocks, a 28% weighting, enhanced performance to the greatest degree. Winners here included oil/gas-production, steel, specialty-chemicals, drugstore-chain, food-processing, and beverage shares. Hurting results the most were financials and consumer-discretionary stocks, which represented 28% of the portfolio; major-bank, investment-management, e-commerce, hotel, and automotive stocks were among the detractors.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemption of fund shares. The inception date of the Turner Quantitative Broad Market Equity Fund was June 30, 2008. Performance of the Institutional and Investor Class Shares will differ due to the difference in fees.

†  Percentages based on total investments.

††  Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

16 TURNER FUNDS 2010 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Quantitative Large Cap Value Fund

Fund profile

March 31, 2010

■  Ticker symbol TLVFX

  Institutional Class Shares

■  CUSIP #900297821

  Institutional Class Shares

■  Top five holdings††

  (1) Exxon Mobil

  (2) AT&T

  (3) Chevron

  (4) JPMorgan Chase

  (5) Verizon Communications

■  % in five largest holdings 14.5%†

■  Number of holdings 100††

■  Price/earnings ratio 14.2

■  Weighted average market capitalization $58.93 billion

■  % of holdings with positive earnings surprises 80.8%

■  % of holdings with negative earnings surprises 14.1%

■  Net assets $0.9 million, Institutional Class Shares

Growth of a $25,000 investment in the
Turner Quantitative Large Cap Value Fund,
Institutional Class Shares:

October 10, 2005-March 31, 2010*,**

Average annual total returns (Periods ending March 31, 2010)

	Six months (not annualized)	One year	Three years	Since inception
Turner Quantitative Large Cap Value Fund, Institutional Class Shares	10.79%	44.05%	-6.51%	0.46	%**
Turner Quantitative Large Cap Value Fund, Investor Class Shares	10.76%	43.81%	—	8.74	%***
Russell 1000 Value Index	11.28%	53.56%	-7.33%	0.82	%**

Sector weightings†:

Manager's discussion and analysis

In the six-month period ended March 31, the Turner Quantitative Large Cap Value Fund, Institutional Class Shares (TLVFX) climbed 10.79%. That return slightly trailed the Russell 1000 Value Index's 11.28% gain by 0.49 percentage point.

The fund's proprietary quantitative model selected stocks that did well in relative terms in five of the 10 market sectors. Energy and financials stocks, a 43% weighting, enhanced performance to the greatest degree. Winners here included oil/gas-production, energy-services, banking, and insurance shares. Hurting results the most were consumer-discretionary and health-care stocks, which represented 19% of the portfolio; hotel, e-commerce, automotive, pharmaceutical, and health-services stocks were among the detractors.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner Quantitative Large Cap Value Fund (Institutional Class Shares) was October 10, 2005. Index returns are based on Institutional Class Shares inception date.

*** The inception date of the Turner Quantitative Large Cap Value Fund (Investor Class Shares) was October 31, 2008.

†  Percentages based on total investments.

††  Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Amounts designated as "—" are not applicable.

TURNER FUNDS 2010 SEMIANNUAL REPORT 17

INVESTMENT REVIEW

Turner International Core Growth Fund

Fund profile

March 31, 2010

■  Ticker symbol TICGX

  Institutional Class Shares

■  CUSIP #900297771

  Institutional Class Shares

■  Top five holdings††

  (1) Nestle

  (2) ASML Holding

  (3) BHP Billiton

  (4) Aixtron

  (5) Lundin Mining

■  % in five largest holdings 13.5%†

■  Number of holdings 62††

■  Price/earnings ratio 17.1

■  Weighted average market capitalization $39.38 billion

■  % of holdings with positive earnings surprises 29.5%

■  % of holdings with negative earnings surprises 23.0%

■  Net assets $5 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner International Core Growth Fund,
Institutional Class Shares:

January 31, 2007-March 31, 2010*,**

Average annual total returns (Periods ending March 31, 2010)

	Six months (not annualized)	One year	Three years	Since inception
Turner International Core Growth Fund, Institutional Class Shares	10.96%	66.84%	-2.59%	-1.90	%**
Turner International Core Growth Fund, Investor Class Shares	10.81%	66.62%	—	32.15	%***
MSCI World Growth ex-U.S. Index	6.29%	50.81%	-5.04%	-3.59	%**

Sector weightings†:

Manager's discussion and analysis

Capitalizing on the bullish direction of the international stock market in the six months ended March 31, the Turner International Core Growth Fund, Institutional Class Shares (TICGX) gained 10.96%. The fund outperformed the MSCI World Growth ex-U.S. Index's 6.29% gain by 4.67 percentage points.

The key to the fund's outperformance was good stock selection; seven of its 10 sector positions beat their corresponding index sectors. Adding the most value were holdings in the consumer-discretionary and utilities sectors, which accounted for a 16% weighting. Consumer-electronics, Internet, hotel, and telecommunications stocks performed best. Conversely, information-technology shares, which constituted 14% of the portfolio, impaired performance the most. Financial-technology, semiconductor, and communications-network stocks produced losses.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner International Core Growth Fund (Institutional Class Shares) was January 31, 2007. Index returns are based on Institutional Class Shares inception date.

***  The inception date of the Turner International Core Growth Fund (Investor Class Shares) was October 31, 2008.

†  Percentages based on total investments.

††  Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

MSCI — Morgan Stanley Capital International

Amounts designated as "—" are not applicable.

18 TURNER FUNDS 2010 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Midcap Equity Fund

Fund profile

March 31, 2010

■  Ticker symbol TMCFX

  Investor Class Shares

■  CUSIP #900297797

  Investor Class Shares

■  Top five holdings††

  (1) Cliffs Natural Resources

  (2) Brandywine Realty Trust

  (3) AllianceBernstein Holding LP

  (4) SBA Communications, Cl A

  (5) IAC/InterActiveCorp

■  % in five largest holdings 9.5%†

■  Number of holdings 73††

■  Price/earnings ratio 15.2

■  Weighted average market capitalization $5.58 billion

■  % of holdings with positive earnings surprises 77.8%

■  % of holdings with negative earnings surprises 16.7%

■  Net assets $0.2 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Midcap Equity Fund,
Investor Class Shares:

January 31, 2007-March 31, 2010*

Average annual total returns (Periods ending March 31, 2010)

	Six months (not annualized)	One year	Three years	Since inception
Turner Midcap Equity Fund, Institutional Class Shares	14.34%	45.16%	-7.75%	-6.92%
Turner Midcap Equity Fund, Investor Class Shares	14.26%	44.73%	-8.28%	-7.49%
Russell Midcap Index	15.10%	67.71%	-3.30%	-2.84%

Sector weightings†:

Manager's discussion and analysis

The Turner Midcap Equity Fund, Investor Class Shares (TMCFX) recorded a 14.26% gain in the six-month period ended March 31. That return underperformed its benchmark, the Russell Midcap Index, by 0.84 percentage point.

Good relative returns in the materials and energy sectors, a 16% weighting, added the most value to the fund's results. Mining, specialty-metals, energy-services, and oil/gas-exploration stocks were notable contributors. Altogether, four of the fund's 10 sector positions outperformed their corresponding index sectors. In general, value holdings produced returns superior to those of growth holdings. A 19% position in information-technology and utilities stocks, especially in the semiconductor, electric-utility, and telecommunications industries, detracted most from the fund's results.

*   These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Midcap Equity Fund was January 31, 2007. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

†   Percentages based on total investments.

††   Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Cl — Class

LP — Limited Partnership

TURNER FUNDS 2010 SEMIANNUAL REPORT 19

INVESTMENT REVIEW

Turner Small Cap Equity Fund

Fund profile

March 31, 2010

■  Ticker symbol TSEIX

  Investor Class Shares

■  CUSIP #87252R714

  Investor Class Shares

■  Top five holdings†††

  (1) Assured Guaranty

  (2) Cabot

  (3) Cash America International

  (4) Service International

  (5) Domtar

■  % in five largest holdings 8.8%†

■  Number of holdings 91†††

■  Price/earnings ratio 16.0

■  Weighted average market capitalization $1.56 billion

■  % of holdings with positive earnings surprises 63.0%

■  % of holdings with negative earnings surprises 22.0%

■  Net assets $13 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Small Cap Equity Fund,
Investor Class Shares:

March 4, 2002-March 31, 2010*,***

Average annual total returns (Periods ending March 31, 2010)

	Six months (not annualized)	One year	Three years	Five years	Since inception
Turner Small Cap Equity Fund, Institutional Class Shares	10.78%	47.36%	—	—	34.06	%**
Turner Small Cap Equity Fund, Investor Class Shares	10.69%	47.09%	-8.71%	-1.17%	5.53	%***
Russell 2000 Index	13.07%	62.76%	-3.99%	3.36%	5.54	%***

Sector weightings†:

Manager's discussion and analysis

In a favorable market for small-cap stocks, the Turner Small Cap Equity Fund, Investor Class Shares (TSEIX) rose 10.69% in the six-month period ended March 31. However, that return trailed the Russell 2000 Index's 13.07% gain by 2.38 percentage points.

The fund is invested in both growth and value stocks, and its value holdings generally outperformed growth holdings during the period. Four of the fund's 10 sector positions beat their corresponding index sectors. The greatest degree of outperformance was supplied by materials and energy stocks, which represented 12% of the portfolio. Winners included metals, mining, oil/gas-production, and energy-services shares. An 18% position in information-technology and utilities stocks hurt results the most; semiconductor, electric-utility, and telecommunications holdings performed poorly.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner Small Cap Equity Fund (Institutional Class Shares) was February 1, 2009.

***  The inception date of the Turner Small Cap Equity Fund (Investor Class Shares) was March 4, 2002. Index returns are based on Investor Class Shares inception date.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Amounts designated as "—" are not applicable.

20 TURNER FUNDS 2010 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

(Unaudited)

Schedule of investments

Turner Spectrum Fund

March 31, 2010

	Shares	Value (000)
Common stock—73.8%
Consumer discretionary—14.3%
Abercrombie & Fitch, Cl A^	8,060	$368
Amazon.com*	1,290	175
Ameristar Casinos	11,910	217
Ballantyne Strong*	22,970	124
Brunswick	6,330	101
Buffalo Wild Wings*	3,780	182
Carnival	9,730	378
Cinemark Holdings	16,020	294
Citi Trends*	10,090	327
Coach	4,550	180
Cooper Tire & Rubber	6,090	116
Cosi*	57,850	51
CyberAgent	80	142
DR Horton	6,340	80
Drugstore.com*^	73,140	261
Focus Media Holding ADR*	25,190	460
Gaylord Entertainment*	9,130	268
Guess?	6,360	299
hhgregg*^	14,800	374
Imax*	9,530	171
Joe's Jeans*	161,500	425
Kohl's*	13,020	713
Las Vegas Sands*	21,010	445
Lear*^	1,620	128
Leggett & Platt	9,150	198
Li & Fung	23,080	114
Lululemon Athletica*	4,570	189
Maidenform Brands*^	11,890	260
Morgans Hotel Group*	27,700	178
Orient-Express Hotels, Cl A*^	19,350	274
Oxford Industries	6,920	141
Priceline.com*	880	224
Pulte Group*	17,810	200
RadioShack	9,030	204
Red Robin Gourmet Burgers*^	14,250	348
Regal Entertainment Group, Cl A	28,260	496
Select Comfort*	11,190	89
Sotheby's	4,550	141
Systemax^	12,770	278
Urban Outfitters*	7,040	268
Whirlpool	1,900	166
WMS Industries*^	13,050	547
Total Consumer discretionary		10,594

	Shares	Value (000)
Consumer staples—1.5%
Hansen Natural*	5,410	$235
PepsiCo	5,310	351
Wal-Mart Stores	9,600	534
Total Consumer staples		1,120
Energy—4.8%
Alpha Natural Resources*	4,580	229
Arena Resources*	9,790	327
Atlas Energy	10,690	333
Cairn Energy*	21,640	137
Concho Resources*	3,580	180
EOG Resources	6,420	597
James River Coal*	37,250	592
Key Energy Services*	13,940	133
L&L Energy*	8,630	106
Occidental Petroleum	7,030	594
Petrohawk Energy*	8,420	171
Southwestern Energy*	4,680	190
Total Energy		3,589
Financials—16.6%
ACE	6,290	329
American Physicians Capital	4,060	130
American Physicians Service Group	2,190	55
AON	10,630	454
Banco Compartamos	21,151	119
Bank of Nova Scotia	4,602	231
Bank Rakyat Indonesia	176,510	160
BlackRock, Cl A	1,120	244
Boston Private Financial Holdings	7,910	58
CB Richard Ellis Group, Cl A*	39,140	620
Charles Schwab	50,360	941
Comerica^	22,060	839
Delphi Financial Group, Cl A	13,180	332
Fifth Third Bancorp	18,360	250
Fortress Investment Group LLC, Cl A*	61,810	246
Genworth Financial, Cl A*	17,450	320
Goldman Sachs Group	2,850	486
Host Hotels & Resorts	6,040	88
HSBC Holdings	15,900	161
IBERIABANK	5,400	324
IntercontinentalExchange*^	2,140	240
Itau Unibanco Holding ADR	7,460	164

TURNER FUNDS 2010 SEMIANNUAL REPORT 21

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
JPMorgan Chase	17,150	$767
Julius Baer Group	16,593	602
Lazard, Cl A^	7,650	273
Macerich	9,000	345
MF Global Holdings*	20,930	169
Nara Bancorp*	10,440	92
National Financial Partners*	8,675	122
Och-Ziff Capital Management Group LLC, Cl A*^	17,206	276
Oriental Financial Group	22,550	304
PMI Group*	36,490	198
Primerica*	2,500	38
Prudential	25,810	215
Prudential Financial	2,050	124
Radian Group	9,280	145
Southwest Bancorp	19,710	163
T. Rowe Price Group	20,730	1,139
TD Ameritrade Holding*	11,640	222
U-Store-It Trust	15,680	113
Visa, Cl A	2,290	208
Total Financials		12,306
Health care—15.5%
Alexion Pharmaceuticals*	2,570	139
Align Technology*	31,060	601
Allergan	3,820	250
AmerisourceBergen, Cl A	8,560	247
Ardea Biosciences*	3,060	56
Beckman Coulter	980	61
Biovail	15,250	256
Boston Scientific*	17,960	130
Cardinal Health	3,580	129
Dr. Reddy's Laboratories ADR	2,170	61
Edwards Lifesciences*	1,250	124
Facet Biotech*	13,690	369
Gilead Sciences*	18,670	849
Henry Schein*	6,520	384
Hospira*	10,180	577
InterMune*	7,070	315
Johnson & Johnson	5,680	370
McKesson	9,070	596
Medco Health Solutions*	2,850	184
Merck	9,880	369
Momenta Pharmaceuticals*	4,110	62
Myriad Genetics*	10,260	247

	Shares	Value (000)
OraSure Technologies*	11,320	$67
Pfizer	28,500	489
Pharmasset*	2,660	71
PSS World Medical*	8,620	203
Psychiatric Solutions*^	58,520	1,744
Roche Holding ADR	4,560	185
Shire ADR	11,930	787
Tenet Healthcare*	55,750	319
United Therapeutics*	9,050	501
UnitedHealth Group	3,770	123
Vermillion*	18,230	524
WellPoint*	970	63
XenoPort*	5,230	48
Total Health care		11,500
Industrials—2.9%
Diamond Management & Technology Consultants, Cl A	13,030	102
Ener1*	13,250	63
Kforce*	14,600	222
Knoll	7,140	80
Manpower	9,890	565
McDermott International*	22,230	598
Resources Connection*	17,350	333
TrueBlue*	13,490	209
Total Industrials		2,172
Information technology—15.9%
Adobe Systems*	10,770	381
Apple*	1,590	374
Applied Materials	44,130	595
Art Technology Group*	28,890	127
Aruba Networks*	33,670	460
Blue Coat Systems*	3,930	122
Cirrus Logic*	9,400	79
Cypress Semiconductor*	12,580	145
Digimarc*	9,090	157
F5 Networks*	5,240	323
Funtalk China Holdings*	14,270	94
Global Payments	35,520	1,618
Google, Cl A*	2,660	1,508
GSI Commerce*	3,970	110
Hewlett-Packard	3,450	183
Intel	36,200	806
Juniper Networks*	7,310	224

22 TURNER FUNDS 2010 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Lam Research*	5,300	$198
Marvell Technology Group*	6,730	137
MaxLinear, Cl A*	5,780	103
Micron Technology*	98,790	1,026
Microsoft	9,480	278
Netlogic Microsystems*	32,990	971
O2Micro International ADR*	12,540	86
Pixelworks*	47,930	276
Radiant Systems*^	24,830	354
Sonic Solutions*	31,930	299
Teradyne*	22,790	254
Varian Semiconductor Equipment Associates*	7,030	233
Veeco Instruments*	2,610	113
ZTE, Cl H	26,000	157
Total Information technology		11,791
Materials—2.3%
A. Schulman	3,970	97
ArcelorMittal	3,240	142
Bway Holding*	12,510	252
Freeport-McMoRan Copper & Gold	1,560	130
Huntsman	10,210	123
Lundin Mining*	38,130	203
Newmont Mining^	3,600	183
Quaker Chemical	8,530	231
Senomyx*	25,800	84
Solutia*	11,950	193
Walter Energy	730	68
Total Materials		1,706
Total Common stock (Cost $52,181)		54,778
Exchange traded funds—1.3%
Market Vectors Junior Gold Miners ETF^	23,190	596
ProShares UltraShort S&P 500	6,770	210
ProShares UltraShort Technology	7,850	165
Total Exchange traded funds (Cost $980)		971

	Shares	Value (000)
Put option contracts*—0.3%
F5 Networks, 05/10 at $60	52	$14
Google, Cl A, 04/10 at $560	27	33
iShares Russell 2000 Index Fund, 04/10 at $67	419	39
Micron Technology, 05/10 at $10	319	20
SPDR S&P 500 ETF Trust, 04/10 at $117	79	10
SPDR S&P Metals & Mining ETF, 04/10 at $56	118	18
SPDR S&P Retail ETF, 05/10 at $41	568	52
Total Put option contracts (Cost $221)		186
Call option contract*—0.1%
Google, Cl A, 04/10 at $560	27	52
Total Call option contract (Cost $45)		52
Cash equivalent—10.0%
BlackRock TempCash Fund Institutional Shares 0.138%**	7,426,673	7,427
Total Cash equivalent (Cost $7,427)		7,427
Total Investments—85.5% (Cost $60,854)		$63,414

As of March 31, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $74,209.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2010.

  ***  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

LLC — Limited Liability Company

S&P — Standard & Poor's

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 23

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Spectrum Fund

March 31, 2010

	Shares	Value (000)
Common stock—42.7%
Consumer discretionary—10.9%
Aeropostale*	12,365	$357
AutoZone*	1,960	339
Bally Technologies*	6,850	278
Best Buy	2,750	117
Buckle	6,910	254
CarMax*	5,500	138
CBS, Cl B	12,770	178
Choice Hotels International	5,480	191
Columbia Sportswear	3,210	169
Ctrip.com International ADR*	2,270	89
Discovery Communications, Cl A*	5,460	184
Family Dollar Stores	2,160	79
Foot Locker	8,060	121
Ford Motor*	8,920	112
Garmin	6,880	265
International Speedway, Cl A	4,610	119
Liz Claiborne*	13,560	101
LKQ*	35,430	719
Macy's	43,590	949
MGM Mirage*	35,230	423
Morningstar*	2,870	138
NetFlix*	1,650	122
Peet's Coffee & Tea*	6,310	250
PetMed Express	10,930	242
PF Chang's China Bistro*	9,160	404
Polaris Industries	3,830	196
Ross Stores	4,740	253
Sears Holdings*	3,880	421
Staples	6,160	144
Starbucks	6,440	156
Tractor Supply	2,270	132
Under Armour, Cl A*	9,110	268
VF	2,270	182
Total Consumer discretionary		8,090
Consumer staples—0.5%
Estee Lauder, Cl A	3,660	238
QKL Stores*	4,220	27
Safeway	4,910	122
Total Consumer staples		387

	Shares	Value (000)
Energy—2.1%
Arch Coal	5,820	$133
Forest Oil*	27,220	703
Quicksilver Resources*	9,770	137
Sunoco	20,290	603
Total Energy		1,576
Financials—9.3%
Admiral Group	4,690	94
Arthur J. Gallagher	7,780	191
Aspen Insurance Holdings	25,390	732
Astoria Financial	8,830	128
AvalonBay Communities	4,520	390
Banco Santander	22,688	301
Commerzbank	18,420	158
Cullen/Frost Bankers	3,060	171
eHealth*	5,870	92
Federated Investors, Cl B	32,720	863
Huntington Bancshares	21,020	113
Legg Mason	10,290	295
M&T Bank	1,440	114
Marsh & McLennan	4,280	105
Morgan Stanley	15,540	455
National Penn Bancshares	15,880	110
optionsXpress Holdings	10,560	172
People's United Financial	11,440	179
Piper Jaffray*	4,300	174
Principal Financial Group	7,660	224
Public Storage	2,860	263
SL Green Realty	3,950	226
SunTrust Banks	34,200	916
Whitney Holding	8,710	120
WR Berkley	11,920	311
Total Financials		6,897
Health care—7.6%
Auxilium Pharmaceuticals*	16,800	524
Becton Dickinson	12,050	949
Bristol-Myers Squibb	9,220	246
Covance*	9,510	584
CR Bard	3,200	277
Dendreon*	3,530	129
Eisai	11,500	410

24 TURNER FUNDS 2010 SEMIANNUAL REPORT

(Unaudited)

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
Haemonetics*	10,100	$577
Isis Pharmaceuticals*	11,270	123
LifePoint Hospitals*	15,430	567
Nektar Therapeutics*	8,080	123
NuVasive*	2,140	97
Quest Diagnostics	5,980	349
Smith & Nephew ADR	6,420	321
St. Jude Medical*	8,610	353
Total Health care		5,629
Industrials—1.8%
American Superconductor*	2,580	75
Avery Dennison	16,430	598
C.H. Robinson Worldwide	1,930	108
Gardner Denver	2,760	121
Gol Linhas Aereas Inteligentes ADR	16,390	203
HEICO	2,440	126
Powell Industries*	1,710	56
Total Industrials		1,287
Information technology—9.2%
Alcatel-Lucent ADR	24,010	75
Automatic Data Processing	18,260	812
Baidu ADR*	1,410	842
Ciena*	46,470	708
eBay*	4,920	133
Fair Isaac	5,940	151
Infosys Technologies ADR	4,740	279
International Rectifier*	4,860	111
KLA-Tencor	24,610	761
Linear Technology	3,600	102
Logitech International*	8,340	136
Nokia ADR	8,930	139
Paychex	11,540	354
Perfect World ADR*	3,510	131
SAP ADR	2,680	129
Sina*	7,660	289
STMicroelectronics, NY Shares	73,940	729
Texas Instruments	6,460	158
Verigy*	10,370	116
Western Digital*	17,570	685
Total Information technology		6,840

	Shares	Value (000)
Materials—1.3%
Nucor	2,310	$105
Potash Corp. of Saskatchewan	4,780	570
Sealed Air	3,560	75
Texas Industries	6,030	206
Total Materials		956
Total Common stock (Proceeds $31,193)		31,662
Exchange traded funds—8.1%
Claymore/AlphaShares China Real Estate ETF	7,630	138
Energy Select Sector SPDR Fund	5,040	290
iShares Barclays 20+ Year Treasury Bond Fund	1,360	122
iShares Barclays 7-10 Year Treasury Bond Fund	750	67
iShares MSCI Emerging Markets Index Fund	8,040	339
iShares Russell 2000 Growth Index Fund	10,310	755
iShares S&P SmallCap 600/BARRA Growth Index Fund	10,790	661
Materials Select Sector SPDR Fund	4,870	165
Oil Services Holders Trust	1,340	164
Powershares QQQ	2,560	123
ProShares Ultra QQQ	3,720	243
Semiconductor HOLDRs Trust	6,020	168
SPDR S&P 500 ETF Trust	3,240	379
SPDR S&P Biotech ETF	2,800	168
SPDR S&P Homebuilders ETF	8,270	139
SPDR S&P Metals & Mining ETF	5,490	312
SPDR S&P Oil & Gas Exploration & Production ETF	15,230	642
Technology Select Sector SPDR Fund	14,280	330
Vanguard Small-Cap Growth ETF	12,210	797
Total Exchange traded funds (Proceeds $5,804)		6,002

TURNER FUNDS 2010 SEMIANNUAL REPORT 25

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
Rights*—0.0%
Gol Linhas Aereas Inteligentes, Expires 05/10	472	$—
Total Rights (Proceeds $—)		—
Total Securities sold short—50.8% (Proceeds $36,997)		$37,664

As of March 31, 2010, all of the Fund's investments in securities sold short were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $74,209.**

  *  Non-income producing security.

  **  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

NY — New York

S&P — Standard & Poor's

SPDR — Standard & Poor's Depositary Receipt

Amounts designated as "—" have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26 TURNER FUNDS 2010 SEMIANNUAL REPORT

(Unaudited)

Schedule of open options written

Turner Spectrum Fund

March 31, 2010

	Contracts	Value (000)
Written call options*—0.0%
Micron Technology, 05/10 at $12	82	$3
Total Open options written (Premiums received $3)		$3

As of March 31, 2010, all of the Fund's investments in open options written were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in securities
Beginning balance as of October 1, 2009	$43
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	(43)
Ending balance as of March 31, 2010	$—

Percentages are based on Net Assets of $74,209.**

  *  Non-income producing security.

  **  This number is listed in thousands.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 27

FINANCIAL STATEMENTS

(Unaudited)

Schedule of investments

Turner Concentrated Growth Fund

March 31, 2010

	Shares	Value (000)
Common stock—98.2%†
Consumer discretionary—10.3%
Las Vegas Sands* #	117,760	$2,491
Pulte Group*	173,030	1,946
Total Consumer discretionary		4,437
Energy—2.9%
Concho Resources*	24,590	1,238
Total Energy		1,238
Financials—13.5%
BlackRock, Cl A	9,870	2,149
Comerica	45,410	1,728
JPMorgan Chase	43,770	1,959
Total Financials		5,836
Health care—13.5%
Cerner*	25,400	2,160
Intuitive Surgical*	2,280	794
United Therapeutics*	22,590	1,250
UnitedHealth Group	49,410	1,614
Total Health care		5,818
Industrials—7.5%
Caterpillar	31,640	1,989
Manpower	21,883	1,250
Total Industrials		3,239
Information technology—45.4%
Aixtron ADR #	46,200	1,648
Apple*	11,270	2,648
Broadcom, Cl A	59,570	1,977
Cisco Systems*	80,400	2,093
Cree*	12,290	863
F5 Networks*	19,570	1,203
Google, Cl A*	3,730	2,115
Hewlett-Packard	31,690	1,684
Lam Research*	55,370	2,066
Micron Technology*	163,000	1,694
Salesforce.com*	21,020	1,565
Total Information technology		19,556

	Shares	Value (000)
Materials—5.1%
Rio Tinto ADR	9,220	$2,183
Total Materials		2,183
Total Common stock (Cost $36,186)		42,307
Cash equivalent—11.0%
BlackRock TempCash Fund Institutional Shares 0.138%** (1)	4,747,752	4,748
Total Cash equivalent (Cost $4,748)		4,748
Total Investments—109.2% (Cost $40,934)		$47,055

As of March 31, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $43,081.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2010.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at March 31, 2010. The total value of securities on loan at March 31, 2010, was $4,134.*** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2010 was $4,194.***

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

28 TURNER FUNDS 2010 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Core Growth Fund

March 31, 2010

	Shares	Value (000)
Common stock—97.6%
Consumer discretionary—11.5%
Cablevision Systems, Cl A	467,345	$11,282
Coach	183,820	7,265
Guess?	156,200	7,338
Harley-Davidson	282,400	7,927
Las Vegas Sands* #	582,270	12,315
Lear*	88,850	7,050
Lowe's	391,960	9,501
Pulte Group*	1,150,250	12,940
Starwood Hotels & Resorts Worldwide	191,450	8,929
Whirlpool	82,760	7,221
Total Consumer discretionary		91,768
Consumer staples—10.2%
Avon Products	305,670	10,353
Colgate-Palmolive	136,490	11,637
CVS Caremark	329,720	12,055
Mead Johnson Nutrition, Cl A	164,750	8,572
PepsiCo	358,000	23,685
Whole Foods Market* #	426,322	15,412
Total Consumer staples		81,714
Energy—11.1%
Alpha Natural Resources*	188,260	9,392
Cameron International*	354,900	15,211
Enbridge	158,280	7,558
Occidental Petroleum	230,910	19,521
Schlumberger	238,110	15,110
Southwestern Energy*	272,987	11,116
Weatherford International*	676,200	10,725
Total Energy		88,633
Financials—16.5%
BlackRock, Cl A	65,020	14,159
Charles Schwab	827,380	15,464
Fifth Third Bancorp	1,146,440	15,580
Fortress Investment Group LLC, Cl A*	955,640	3,813
Goldman Sachs Group	95,180	16,240
IntercontinentalExchange*	100,330	11,255
JPMorgan Chase	571,690	25,583

	Shares	Value (000)
T. Rowe Price Group	259,030	$14,228
Visa, Cl A	170,390	15,511
Total Financials		131,833
Health care—12.0%
Alexion Pharmaceuticals*	102,450	5,570
Allergan	109,140	7,129
Cerner*	104,800	8,914
Express Scripts*	116,720	11,877
Gilead Sciences*	309,110	14,059
Hospira*	68,814	3,898
Intuitive Surgical*	33,798	11,766
McKesson	115,120	7,566
Teva Pharmaceutical Industries ADR	137,230	8,657
United Therapeutics*	88,240	4,882
UnitedHealth Group	193,310	6,315
Waters*	86,830	5,865
Total Health care		96,498
Industrials—4.5%
ABB ADR	330,760	7,224
Caterpillar	177,120	11,132
Cummins	142,830	8,848
Manpower	150,460	8,594
Total Industrials		35,798
Information technology—24.2%
Apple*	170,620	40,084
Applied Materials	747,980	10,083
ASML Holding, NY Shares	466,780	16,524
Broadcom, Cl A	378,790	12,568
Cisco Systems*	1,139,870	29,671
Cree*	85,300	5,990
F5 Networks*	110,740	6,811
Google, Cl A*	48,400	27,443
Lam Research*	358,140	13,366
Micron Technology*	473,610	4,921
QUALCOMM	406,310	17,061
Salesforce.com*	125,080	9,312
Total Information technology		193,834

TURNER FUNDS 2010 SEMIANNUAL REPORT 29

FINANCIAL STATEMENTS

Schedule of investments

Turner Core Growth Fund

	Shares	Value (000)
Materials—4.1%
Freeport-McMoRan Copper & Gold	110,820	$9,258
Monsanto	98,990	7,070
Rio Tinto ADR	69,970	16,564
Total Materials		32,892
Telecommunication services—2.7%
America Movil, Ser L ADR	234,800	11,820
Millicom International Cellular #	114,500	10,208
Total Telecommunication services		22,028
Utilities—0.8%
Questar	154,620	6,680
Total Utilities		6,680
Total Common stock (Cost $647,572)		781,678
Cash equivalent—4.8%
BlackRock TempCash Fund Institutional Shares 0.138%** (1)	38,291,200	38,291
Total Cash equivalent (Cost $38,291)		38,291
Total Investments—102.4% (Cost $685,863)		$819,969

As of March 31, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $800,738.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2010.

  ***  This number is listed in thousands.

  #  Security fully or partially on loan at March 31, 2010. The total value of securities on loan at March 31, 2010, was $23,042.*** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2010 was $23,581.***

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

NY — New York

Ser — Series

The accompanying notes are an integral part of the financial statements.

30 TURNER FUNDS 2010 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Emerging Growth Fund

March 31, 2010

	Shares	Value (000)
Common stock—97.3%
Consumer discretionary—16.3%
7 Days Group Holdings ADR*	326,280	$3,390
AnnTaylor Stores*	204,930	4,242
ArvinMeritor*	309,630	4,133
Asbury Automotive Group*	200,730	2,670
Boyd Gaming*	169,860	1,678
Buffalo Wild Wings* #	71,210	3,426
California Pizza Kitchen*	234,290	3,934
Chico's FAS	363,830	5,246
Children's Place Retail Stores*	73,800	3,288
Citi Trends*	198,510	6,440
Cooper Tire & Rubber	224,710	4,274
Cracker Barrel Old Country Store	94,350	4,376
Deckers Outdoor*	38,050	5,251
G-III Apparel Group*	120,320	3,316
Imax* #	306,330	5,511
JOS A Bank Clothiers*	94,780	5,180
Pier 1 Imports*	284,044	1,809
Skechers U.S.A., Cl A*	110,230	4,004
True Religion Apparel* #	175,210	5,319
Total Consumer discretionary		77,487
Consumer staples—4.2%
Central European Distribution*	108,600	3,802
Green Mountain Coffee Roasters*	62,165	6,019
TreeHouse Foods*	120,907	5,304
United Natural Foods*	165,588	4,658
Total Consumer staples		19,783
Energy—5.6%
Arena Resources*	182,430	6,093
Brigham Exploration*	276,765	4,414
Carrizo Oil & Gas*	159,118	3,652
James River Coal*	305,910	4,864
Key Energy Services*	393,170	3,755
Swift Energy*	126,890	3,901
Total Energy		26,679
Financials—7.4%
American Physicians Capital	215,530	6,886
Harleysville Group	83,280	2,812
IBERIABANK	80,350	4,822
Radian Group	882,630	13,804

	Shares	Value (000)
Sunstone Hotel Investors*	255,090	$2,849
Umpqua Holdings	122,520	1,625
Wilmington Trust	157,670	2,612
Total Financials		35,410
Health care—19.1%
Acorda Therapeutics*	191,502	6,550
Alexion Pharmaceuticals*	92,510	5,030
AMERIGROUP*	172,220	5,725
Bio-Reference Labs*	57,370	2,522
Catalyst Health Solutions*	109,860	4,546
DexCom*	111,020	1,080
HMS Holdings*	60,500	3,085
ICON ADR*	189,420	5,000
Immucor*	216,940	4,857
Impax Laboratories*	230,730	4,121
Integra LifeSciences Holdings*	78,880	3,457
InterMune* #	60,190	2,683
Kendle International*	147,550	2,579
MedAssets*	115,470	2,425
Momenta Pharmaceuticals*	104,030	1,557
Orthofix International*	212,576	7,734
Par Pharmaceutical*	95,810	2,376
Parexel International*	269,574	6,284
Pharmasset*	49,080	1,315
PSS World Medical*	183,440	4,313
Psychiatric Solutions*	208,210	6,205
SXC Health Solutions*	64,877	4,365
Vermillion* #	26,300	756
West Pharmaceutical Services	55,950	2,347
Total Health care		90,912
Industrials—12.0%
Allegiant Travel, Cl A* #	49,800	2,881
American Science & Engineering	25,299	1,895
Bucyrus International, Cl A	159,520	10,527
Clean Harbors*	62,260	3,459
Consolidated Graphics*	69,637	2,884
Copa Holdings, Cl A	111,101	6,755
EnPro Industries*	129,930	3,778
Genesee & Wyoming, Cl A*	150,795	5,145
HUB Group, Cl A*	147,768	4,135
Huron Consulting Group*	155,890	3,165
Kforce*	293,780	4,468

TURNER FUNDS 2010 SEMIANNUAL REPORT 31

FINANCIAL STATEMENTS

Schedule of investments

Turner Emerging Growth Fund

	Shares	Value (000)
Triumph Group	68,006	$4,767
United Stationers*	58,462	3,440
Total Industrials		57,299
Information technology—24.0%
3PAR* #	279,716	2,797
Acme Packet*	50,190	967
Actuate*	514,190	2,874
ANSYS*	167,110	7,209
Ariba*	501,280	6,441
Aruba Networks*	183,360	2,505
AsiaInfo Holdings*	128,320	3,398
Atheros Communications*	100,180	3,878
Blue Coat Systems*	207,220	6,432
Bottomline Technologies*	139,492	2,348
Cavium Networks*	106,850	2,656
Cirrus Logic*	62,700	526
Cogo Group*	184,670	1,291
Comtech Telecommunications*	102,715	3,286
Cybersource*	259,876	4,584
Diodes*	83,670	1,874
Ebix* #	140,970	2,251
Fairchild Semiconductor International, Cl A*	189,970	2,023
Hittite Microwave*	75,210	3,307
Kenexa*	196,900	2,707
MAXIMUS	78,390	4,777
MicroStrategy, Cl A*	49,110	4,178
Net 1 UEPS Technologies*	190,740	3,508
Netezza*	333,800	4,269
Netlogic Microsystems* #	225,670	6,642
Netscout Systems*	120,950	1,789
Plexus*	118,130	4,256
Power Integrations	107,950	4,448
Quality Systems #	57,960	3,561
Rubicon Technology* #	69,900	1,412
Sanmina-SCI*	171,905	2,837
Sourcefire*	101,170	2,322
Synchronoss Technologies*	145,380	2,816
Tyler Technologies*	96,219	1,803
Xyratex*	148,666	2,517
Total Information technology		114,489

	Shares	Value (000)
Materials—8.5%
A. Schulman	70,640	$1,729
Century Aluminum*	201,380	2,771
Domtar*	57,020	3,673
Huntsman	477,630	5,755
Solutia*	634,765	10,226
Stillwater Mining*	210,850	2,737
Thompson Creek Metals*	204,420	2,766
Walter Energy	118,290	10,914
Total Materials		40,571
Utilities—0.2%
Artesian Resources, Cl A #	62,225	1,099
Total Utilities		1,099
Total Common stock (Cost $327,053)		463,729
Cash equivalent—8.2%
BlackRock TempCash Fund Institutional Shares 0.138%** (1)	39,035,593	39,036
Total Cash equivalent (Cost $39,036)		39,036
Total Investments—105.5% (Cost $366,089)		$502,765

As of March 31, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $476,454.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2010.

  ***  This number is listed in thousands.

  #  Security fully or partially on loan at March 31, 2010. The total value of securities on loan at March 31, 2010, was $25,570.*** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

32 TURNER FUNDS 2010 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Emerging Growth Fund

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2010 was $26,261.***

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 33

FINANCIAL STATEMENTS

Schedule of investments

Turner Large Cap Growth Fund

March 31, 2010

	Shares	Value (000)
Common stock—99.4%†
Consumer discretionary—11.1%
Coach	36,400	$1,438
Guess?	20,300	954
Harley-Davidson	71,210	1,999
Las Vegas Sands* #	94,600	2,001
Lear*	11,810	937
Lowe's	105,450	2,556
Pulte Group*	117,430	1,321
Starwood Hotels & Resorts Worldwide	48,300	2,253
Whirlpool	10,840	946
Total Consumer discretionary		14,405
Consumer staples—15.4%
Avon Products	88,870	3,010
Colgate-Palmolive	38,020	3,242
CVS Caremark	38,810	1,419
Mead Johnson Nutrition, Cl A	36,810	1,915
PepsiCo	112,890	7,469
Whole Foods Market*	78,080	2,822
Total Consumer staples		19,877
Energy—3.9%
Occidental Petroleum	29,260	2,474
Schlumberger	22,000	1,396
Southwestern Energy*	28,390	1,156
Total Energy		5,026
Financials—6.0%
Charles Schwab	70,860	1,324
Fifth Third Bancorp	96,660	1,314
Goldman Sachs Group	11,660	1,989
T. Rowe Price Group	27,690	1,521
Visa, Cl A	18,540	1,688
Total Financials		7,836
Health care—16.1%
Allergan	22,000	1,437
Cerner*	19,560	1,664
Edwards Lifesciences*	9,070	897
Express Scripts*	19,600	1,994
Gilead Sciences*	68,260	3,104
Intuitive Surgical*	4,400	1,532
McKesson	18,100	1,189

	Shares	Value (000)
Shire ADR	24,300	$1,603
Teva Pharmaceutical Industries ADR	35,420	2,234
Thermo Fisher Scientific*	42,080	2,165
UnitedHealth Group	41,340	1,351
Waters*	25,110	1,696
Total Health care		20,866
Industrials—5.7%
ABB ADR	85,400	1,865
Caterpillar	30,400	1,911
Cummins	28,980	1,795
Manpower	30,700	1,754
Total Industrials		7,325
Information technology—37.4%
Apple*	32,820	7,710
Applied Materials	133,240	1,796
ASML Holding, NY Shares	82,600	2,924
Broadcom, Cl A	145,530	4,829
Cisco Systems*	280,470	7,301
Cognizant Technology Solutions, Cl A*	37,850	1,929
Cree*	20,040	1,407
EMC*	98,500	1,777
F5 Networks*	22,560	1,388
Google, Cl A*	9,425	5,344
Hewlett-Packard	51,600	2,743
Marvell Technology Group*	90,930	1,853
Micron Technology*	141,530	1,470
QUALCOMM	68,310	2,868
Salesforce.com*	18,800	1,400
Xilinx	68,000	1,734
Total Information technology		48,473
Materials—3.8%
Freeport-McMoRan Copper & Gold	11,400	952
Monsanto	16,410	1,172
Rio Tinto ADR	11,750	2,782
Total Materials		4,906
Total Common stock (Cost $107,876)		128,714

34 TURNER FUNDS 2010 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Large Cap Growth Fund

	Shares	Value (000)
Cash equivalent—2.0%
BlackRock TempCash Fund Institutional Shares 0.138%** (1)	2,584,597	$2,585
Total Cash equivalent (Cost $2,585)		2,585
Total Investments—101.4% (Cost $110,461)		$131,299

As of March 31, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $129,444.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2010.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at March 31, 2010. The total value of securities on loan at March 31, 2010, was $2,001.*** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2010 was $2,047.***

ADR — American Depositary Receipt

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 35

FINANCIAL STATEMENTS

Schedule of investments

Turner Midcap Growth Fund

March 31, 2010

	Shares	Value (000)
Common stock—99.9%
Consumer discretionary—19.7%
Bed Bath & Beyond*	355,840	$15,572
Cablevision Systems, Cl A	347,966	8,400
Coach	446,960	17,664
Focus Media Holding ADR*	527,087	9,625
Guess?	349,832	16,435
Harley-Davidson	336,700	9,451
Nordstrom	257,750	10,529
Panera Bread, Cl A*	126,159	9,650
Priceline.com*	77,270	19,704
Pulte Group*	1,302,834	14,657
Stanley Black & Decker	134,700	7,733
Starwood Hotels & Resorts Worldwide	412,800	19,253
Urban Outfitters*	411,054	15,632
Warnaco Group*	137,550	6,562
WMS Industries*	338,355	14,190
Wynn Resorts* #	203,795	15,454
Total Consumer discretionary		210,511
Consumer staples—7.1%
Avon Products	449,790	15,234
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl A ADR #	102,267	6,875
Green Mountain Coffee Roasters* #	137,300	13,293
Hansen Natural*	239,102	10,372
Mead Johnson Nutrition, Cl A	212,770	11,071
Whole Foods Market*	514,790	18,610
Total Consumer staples		75,455
Energy—6.3%
Alpha Natural Resources*	152,550	7,610
Cameron International*	330,169	14,151
Concho Resources*	182,640	9,198
Consol Energy	172,516	7,360
Nabors Industries*	212,940	4,180
Petrohawk Energy*	485,060	9,837
Range Resources	233,551	10,947
Whiting Petroleum*	53,600	4,333
Total Energy		67,616

	Shares	Value (000)
Financials—11.0%
Affiliated Managers Group*	155,184	$12,259
CB Richard Ellis Group, Cl A*	809,050	12,824
Digital Realty Trust #	162,290	8,796
Fifth Third Bancorp	1,047,770	14,239
Genworth Financial, Cl A*	309,010	5,667
IntercontinentalExchange*	126,271	14,165
Lazard, Cl A	252,730	9,023
MSCI, Cl A*	246,740	8,907
T. Rowe Price Group	360,819	19,820
TD Ameritrade Holding*	590,570	11,256
Total Financials		116,956
Health care—14.5%
Alexion Pharmaceuticals*	235,907	12,826
AmerisourceBergen, Cl A	474,428	13,721
Cerner*	126,861	10,791
Charles River Laboratories International*	265,206	10,425
CIGNA	241,260	8,825
Community Health Systems*	92,370	3,411
DaVita*	140,039	8,879
Edwards Lifesciences*	107,290	10,609
Health Management Associates, Cl A*	615,378	5,292
Henry Schein*	146,744	8,643
Hospira*	235,570	13,345
Human Genome Sciences*	155,030	4,682
Intuitive Surgical*	35,372	12,314
United Therapeutics*	267,866	14,821
Vertex Pharmaceuticals*	152,140	6,218
Waters*	145,018	9,795
Total Health care		154,597
Industrials—10.2%
Continental Airlines, Cl B*	554,672	12,186
Cummins	281,540	17,441
Fastenal #	269,490	12,933
Joy Global	239,942	13,581
McDermott International*	462,090	12,440
Owens Corning*	167,560	4,263
Parker Hannifin	164,790	10,669
Precision Castparts	137,262	17,392
Robert Half International	269,219	8,192
Total Industrials		109,097

36 TURNER FUNDS 2010 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Midcap Growth Fund

	Shares	Value (000)
Information technology—24.6%
ASML Holding, NY Shares	379,760	$13,444
Atheros Communications*	435,578	16,861
Broadcom, Cl A	527,611	17,506
Cree*	141,360	9,926
F5 Networks*	358,084	22,026
Global Payments	266,620	12,144
Juniper Networks*	452,424	13,880
Lam Research*	494,635	18,460
Marvell Technology Group*	719,720	14,668
McAfee*	250,561	10,055
MercadoLibre* #	142,980	6,893
Micron Technology*	1,840,730	19,125
NetApp*	516,420	16,815
Netlogic Microsystems* #	340,480	10,020
PMC - Sierra*	1,114,419	9,941
QLogic*	629,060	12,770
Salesforce.com*	246,730	18,369
Varian Semiconductor Equipment Associates*	422,401	13,990
VistaPrint* #	109,543	6,271
Total Information technology		263,164
Materials—5.2%
CF Industries Holdings	121,560	11,084
Ecolab	240,847	10,585
Thompson Creek Metals*	842,600	11,400
United States Steel	189,830	12,058
Walter Energy	115,875	10,692
Total Materials		55,819
Telecommunication services—0.7%
Millicom International Cellular	80,480	7,175
Total Telecommunication services		7,175
Utilities—0.6%
Questar	148,916	6,433
Total Utilities		6,433
Total Common stock (Cost $731,681)		1,066,823

	Shares	Value (000)
Cash equivalent—6.9%
BlackRock TempCash Fund Institutional Shares 0.138%** (1)	73,931,617	$73,932
Total Cash equivalent (Cost $73,932)		73,932
Total Investments—106.8% (Cost $805,613)		$1,140,755

As of March 31, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $1,067,675.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2010.

  ***  This number is listed in thousands.

  #  Security fully or partially on loan at March 31, 2010. The total value of securities on loan at March 31, 2010, was $71,230.*** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2010 was $72,733.***

ADR — American Depositary Receipt

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 37

FINANCIAL STATEMENTS

Schedule of investments

Turner New Enterprise Fund

March 31, 2010

	Shares	Value (000)
Common stock—97.2%†
Consumer discretionary—15.6%
Guess?	21,680	$1,018
Las Vegas Sands* #	31,010	656
Orient-Express Hotels, Cl A*	65,500	929
Pulte Group*	100,470	1,130
WMS Industries*	17,830	748
Total Consumer discretionary		4,481
Consumer staples—8.6%
Green Mountain Coffee Roasters* #	14,070	1,362
Whole Foods Market*	30,570	1,105
Total Consumer staples		2,467
Energy—2.6%
Concho Resources*	14,950	753
Total Energy		753
Financials—6.8%
CB Richard Ellis Group, Cl A*	40,522	642
Fifth Third Bancorp	47,600	647
JPMorgan Chase	14,860	665
Total Financials		1,954
Health care—9.5%
Alexion Pharmaceuticals*	20,790	1,131
Edwards Lifesciences*	5,540	548
Express Scripts*	5,700	580
United Therapeutics*	8,410	465
Total Health care		2,724
Industrials—6.3%
Continental Airlines, Cl B*	45,020	989
Manpower	14,470	827
Total Industrials		1,816
Information technology—39.2%
Apple*	5,540	1,302
Aruba Networks*	43,500	594
ASML Holding, NY Shares	24,600	871
Atheros Communications*	19,350	749
Broadcom, Cl A	20,330	675
Cree*	10,740	754
F5 Networks*	22,410	1,378
Google, Cl A*	1,430	811

	Shares	Value (000)
Lam Research*	15,390	$574
Micron Technology*^	131,240	1,364
Netlogic Microsystems* #	25,280	744
QUALCOMM	16,860	708
Varian Semiconductor Equipment Associates*	21,980	728
Total Information technology		11,252
Materials—8.6%
Cliffs Natural Resources	11,490	815
Thompson Creek Metals*	45,570	617
United States Steel #	16,000	1,016
Total Materials		2,448
Total Common stock (Cost $19,003)		27,895
Cash equivalent—15.3%
BlackRock TempCash Fund Institutional Shares 0.138%** (1)	4,402,296	4,402
Total Cash equivalent (Cost $4,402)		4,402
Total Investments—112.5% (Cost $23,405)		$32,297

As of March 31, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $28,709.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2010.

  ***  This number is listed in thousands.

  ^  A portion of the shares have been committed as collateral for options.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at March 31, 2010. The total value of securities on loan at March 31, 2010, was $3,763.*** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

38 TURNER FUNDS 2010 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner New Enterprise Fund

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2010 was $3,806.***

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 39

FINANCIAL STATEMENTS

Schedule of investments

Turner Small Cap Growth Fund

March 31, 2010

	Shares	Value (000)
Common stock—98.3%†
Consumer discretionary—17.9%
ArvinMeritor*	231,646	$3,092
Brunswick	91,640	1,464
Capella Education*	33,570	3,117
CROCS*	337,450	2,960
DineEquity* #	114,240	4,516
Finish Line, Cl A	182,320	2,975
Gaylord Entertainment* #	129,108	3,781
Orient-Express Hotels, Cl A*	319,730	4,534
Ryland Group	116,910	2,624
Saks* #	442,100	3,802
Tempur-Pedic International*	116,260	3,506
Texas Roadhouse, Cl A*	246,220	3,420
True Religion Apparel* #	100,400	3,048
Tupperware Brands	64,940	3,131
Warnaco Group*	78,880	3,763
WMS Industries*	54,860	2,301
Total Consumer discretionary		52,034
Consumer staples—2.5%
Central European Distribution*	72,680	2,544
Diamond Foods	40,930	1,721
United Natural Foods*	112,623	3,168
Total Consumer staples		7,433
Energy—3.8%
Arena Resources*	63,490	2,120
James River Coal* #	130,450	2,074
Key Energy Services*	294,417	2,812
Rex Energy*	110,508	1,259
Swift Energy*	93,650	2,879
Total Energy		11,144
Financials—6.2%
Artio Global Investors, Cl A	97,000	2,400
Bank of the Ozarks	81,570	2,871
Boston Private Financial Holdings	252,830	1,863
MF Global Holdings* #	269,477	2,174
National Financial Partners*	177,430	2,502
Stifel Financial*	46,600	2,505
Symetra Financial*	89,720	1,182
Tanger Factory Outlet Centers	57,760	2,493
Total Financials		17,990

	Shares	Value (000)
Health care—23.6%
Acorda Therapeutics*	72,950	$2,495
Align Technology*	120,585	2,332
AMERIGROUP*	95,767	3,183
Cooper	52,120	2,027
Emergency Medical Services, Cl A*	67,340	3,808
ev3*	157,020	2,490
Healthsouth*	147,360	2,756
Hill-Rom Holdings	31,740	864
HMS Holdings*	24,150	1,232
Human Genome Sciences*	147,470	4,453
ICON ADR*	86,590	2,286
Immucor*	100,570	2,252
Impax Laboratories*	104,940	1,874
InterMune* #	35,160	1,567
MedAssets*	97,450	2,047
Mednax*	18,130	1,055
Myriad Genetics*	47,360	1,139
Onyx Pharmaceuticals*	33,510	1,015
OSI Pharmaceuticals*	30,410	1,811
Parexel International*	124,440	2,901
Pharmasset*	28,410	761
PSS World Medical*	76,870	1,807
Psychiatric Solutions*	93,370	2,782
Regeneron Pharmaceuticals*	62,810	1,664
Salix Pharmaceuticals*	75,700	2,820
Seattle Genetics*	112,280	1,341
SXC Health Solutions*	38,590	2,596
Teleflex	35,430	2,270
Tenet Healthcare*	653,730	3,739
Thoratec*	26,260	878
United Therapeutics*	58,900	3,259
West Pharmaceutical Services	31,850	1,336
Total Health care		68,840
Industrials—8.4%
Copa Holdings, Cl A	50,220	3,053
Ener1* #	393,610	1,862
EnPro Industries*	67,420	1,961
Genesee & Wyoming, Cl A*	93,000	3,173
HUB Group, Cl A*	92,690	2,594
Kforce*	142,450	2,167
Nordson	33,900	2,303
TrueBlue*	168,802	2,616

40 TURNER FUNDS 2010 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Small Cap Growth Fund

	Shares	Value (000)
Watsco	45,290	$2,576
WESCO International*	65,210	2,263
Total Industrials		24,568
Information technology—29.2%
ADTRAN	119,400	3,146
Archipelago Learning*	54,050	788
Ariba*	248,690	3,196
Aruba Networks*	165,740	2,264
AsiaInfo Holdings*	106,110	2,810
Atheros Communications*	141,420	5,475
Blue Coat Systems*	108,380	3,364
Cavium Networks*	31,500	783
Cybersource*	151,670	2,675
Diodes*	120,280	2,694
GSI Commerce*	139,380	3,856
MercadoLibre* #	70,780	3,412
Net 1 UEPS Technologies*	116,910	2,150
Netlogic Microsystems* #	163,660	4,817
Plexus*	116,670	4,204
PMC - Sierra*	437,260	3,900
QLogic*	147,760	3,000
Quality Systems #	32,820	2,017
Riverbed Technology*	102,320	2,906
Semtech*	162,430	2,831
SolarWinds* #	112,440	2,435
Sourcefire*	136,049	3,122
SuccessFactors* #	137,910	2,626
Taleo, Cl A*	121,990	3,161
Teradyne*	398,240	4,448
Varian Semiconductor Equipment Associates*	107,680	3,566
Veeco Instruments*	52,910	2,302
VistaPrint* #	53,480	3,062
Total Information technology		85,010
Materials—5.3%
AK Steel Holding	130,240	2,977
Century Aluminum*	137,130	1,887
Schweitzer-Mauduit International	33,257	1,582
Solutia*	192,880	3,107
Temple-Inland	162,680	3,324
Thompson Creek Metals*	184,310	2,494
Total Materials		15,371

	Shares	Value (000)
Telecommunication services—1.4%
Premiere Global Services*	157,410	$1,300
tw telecom inc, Cl A*	152,730	2,772
Total Telecommunication services		4,072
Total Common stock (Cost $207,535)		286,462
Cash equivalent—15.1%
BlackRock TempCash Fund Institutional Shares 0.138%** (1)	43,891,134	43,891
Total Cash equivalent (Cost $43,891)		43,891
Total Investments—113.4% (Cost $251,426)		$330,353

As of March 31, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $291,238.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2010.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at March 31, 2010. The total value of securities on loan at March 31, 2010, was $36,089.*** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2010 was $37,035.***

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 41

FINANCIAL STATEMENTS

Schedule of investments

Turner Quantitative Broad Market Equity Fund

March 31, 2010

	Shares	Value (000)
Common stock—99.3%
Consumer discretionary—11.7%
DeVry	1,540	$100
DIRECTV, Cl A*	3,390	114
Kohl's*	1,720	94
Leggett & Platt	5,110	111
Lowe's	3,700	90
Ltd. Brands	4,190	103
Lululemon Athletica*	2,900	120
Macy's	4,620	101
McDonald's	1,080	72
Target	1,830	96
Time Warner	2,900	91
Vail Resorts*	2,000	80
Whirlpool	1,080	94
WMS Industries*	2,180	92
Total Consumer discretionary		1,358
Consumer staples—9.9%
Altria Group	4,800	99
Avon Products	3,860	131
Central European Distribution*	2,490	87
Coca-Cola	1,830	101
CVS Caremark	3,860	141
PepsiCo	1,486	98
Philip Morris International	900	47
Procter & Gamble	2,620	166
Sara Lee	7,420	103
Sysco	1,830	54
Wal-Mart Stores	2,362	131
Total Consumer staples		1,158
Energy—11.3%
Anadarko Petroleum	770	56
Apache	770	78
Chevron	590	45
Concho Resources*	2,000	101
Exxon Mobil	1,390	93
Massey Energy	2,310	121
Occidental Petroleum	685	58
Patterson-UTI Energy	4,800	67
Penn Virginia	3,220	79
Petrohawk Energy*	3,390	69
Pioneer Natural Resources	2,490	140
Range Resources	1,540	72

	Shares	Value (000)
Schlumberger	1,080	$69
Spectra Energy	5,700	128
Williams	6,160	142
Total Energy		1,318
Financials—16.6%
Affiliated Managers Group*	1,390	110
Bank of America	5,110	91
BlackRock, Cl A	310	68
Charles Schwab	4,930	92
Citigroup*	24,220	98
Discover Financial Services	5,700	85
Eaton Vance	2,900	97
Fortress Investment Group LLC, Cl A*	20,860	83
Goldman Sachs Group	490	84
JPMorgan Chase	2,716	122
Lincoln National	3,390	104
MetLife	2,490	108
Morgan Stanley	2,800	82
PNC Financial Services Group	2,180	130
Principal Financial Group	3,390	99
Raymond James Financial	3,390	91
State Street	2,310	104
T. Rowe Price Group	1,624	89
TD Ameritrade Holding*	4,800	91
Wells Fargo	3,220	100
Total Financials		1,928
Health care—12.6%
Abbott Laboratories	1,720	91
Amgen*	1,390	83
Bristol-Myers Squibb	3,700	99
Bruker*	6,330	93
Cardinal Health	1,720	62
Gilead Sciences*	2,900	132
Healthsouth*	3,700	69
Inverness Medical Innovations*	1,540	60
Johnson & Johnson	1,871	122
Medtronic	2,620	118
Merck	2,490	93
Mylan*	6,620	150
Pfizer	8,330	143
Teleflex	1,230	79
WellPoint*	1,080	69
Total Health care		1,463

42 TURNER FUNDS 2010 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Quantitative Broad Market Equity Fund

	Shares	Value (000)
Industrials—9.7%
3M	770	$64
Boeing	1,390	101
CSX	1,720	88
General Electric	9,507	173
Honeywell International	2,310	105
Navistar International*	2,900	130
Raytheon	2,000	114
Spirit Aerosystems Holdings, Cl A*	5,110	119
Terex*	4,800	109
United Parcel Service, Cl B	900	58
United Technologies	900	66
Total Industrials		1,127
Information technology—16.0%
Apple*	590	139
Broadcom, Cl A	3,390	112
Cisco Systems*	4,277	111
CommScope*	3,530	99
Google, Cl A*	149	85
Hewlett-Packard	2,620	139
Intel	3,860	86
International Business Machines	1,422	182
Juniper Networks*	3,390	104
Micron Technology*	12,670	132
Microsoft	6,277	184
Oracle	3,530	90
QUALCOMM	3,110	131
Salesforce.com*	2,000	149
Xilinx	4,930	126
Total Information technology		1,869
Materials—6.7%
AK Steel Holding	4,490	103
Celanese, Ser A	2,310	74
Cliffs Natural Resources	1,540	109
Cytec Industries	2,000	93
Eastman Chemical	1,080	69
Freeport-McMoRan Copper & Gold	770	64
Greif, Cl A	1,390	77
Rio Tinto ADR	310	73
Southern Copper	1,540	49
Thompson Creek Metals*	4,800	65
Total Materials		776

	Shares	Value (000)
Telecommunication services—2.2%
AT&T	6,330	$163
Verizon Communications	2,800	87
Total Telecommunication services		250
Utilities—2.6%
American Electric Power	2,490	85
Energen	2,310	108
Entergy	1,390	113
Total Utilities		306
Total Common stock (Cost $11,317)		11,553
Cash equivalent—0.7%
BlackRock TempCash Fund Institutional Shares 0.138%**	86,367	86
Total Cash equivalent (Cost $86)		86
Total Investments—100.0% (Cost $11,403)		$11,639

As of March 31, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $11,644.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2010.

  ***  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

Ser — Series

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 43

FINANCIAL STATEMENTS

Schedule of investments

Turner Quantitative Large Cap Value Fund

March 31, 2010

	Shares	Value (000)
Common stock—98.6%†
Consumer discretionary—10.8%
AutoZone*	50	$9
Comcast, Cl A	500	9
DIRECTV, Cl A*	270	9
Dollar Tree*	100	6
Family Dollar Stores	210	8
Ford Motor*	430	5
Home Depot	170	5
ITT Educational Services*	50	6
J.C. Penney	170	6
Lowe's	190	4
Mattel	180	4
Time Warner	230	7
Viacom, Cl B*	190	7
Walt Disney	210	7
Total Consumer discretionary		92
Consumer staples—5.4%
Avon Products	200	7
Clorox	80	5
Coca-Cola	80	4
CVS Caremark	190	7
Hansen Natural*	110	5
Kraft Foods, Cl A	200	6
PepsiCo	80	5
Philip Morris International	140	8
Total Consumer staples		47
Energy—17.5%
Anadarko Petroleum	80	6
Apache	50	5
Chevron	330	25
Concho Resources*	310	15
ConocoPhillips	90	5
Exxon Mobil	530	35
Halliburton	140	4
Hess	220	14
Occidental Petroleum	70	6
Pioneer Natural Resources	280	16
Schlumberger	130	8
Spectra Energy	250	6
Williams	240	6
Total Energy		151

	Shares	Value (000)
Financials—25.4%
AON	190	$8
Bank of America	750	14
Blackstone Group LP	290	4
Cincinnati Financial	310	9
Citigroup*	4,210	17
CNA Financial*	310	8
Cullen/Frost Bankers	110	6
Digital Realty Trust	160	9
Eaton Vance	230	8
Fifth Third Bancorp	630	9
Genworth Financial, Cl A*	450	8
Goldman Sachs Group	40	7
IntercontinentalExchange*	90	10
JPMorgan Chase	430	19
MetLife	140	6
NASDAQ OMX Group*	370	8
PNC Financial Services Group	160	9
Principal Financial Group	340	10
Prudential Financial	170	10
T. Rowe Price Group	160	9
Travelers	100	5
US Bancorp	320	8
Wells Fargo	540	17
Total Financials		218
Health care—8.6%
Aetna	300	11
Beckman Coulter	90	6
Bristol-Myers Squibb	200	5
Cephalon*	140	10
Gilead Sciences*	180	8
Mylan*	180	4
St. Jude Medical*	230	9
Stryker	140	8
UnitedHealth Group	240	8
WellPoint*	80	5
Total Health care		74
Industrials—9.6%
Boeing	130	10
Bucyrus International, Cl A	120	8
General Dynamics	50	4
General Electric	630	11
Honeywell International	160	7

44 TURNER FUNDS 2010 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Quantitative Large Cap Value Fund

	Shares	Value (000)
ITT	170	$9
Norfolk Southern	140	8
Northrop Grumman	140	9
Union Pacific	110	8
WW Grainger	80	9
Total Industrials		83
Information technology—5.8%
Altera	230	6
Corning	240	5
Fiserv*	160	8
Hewlett-Packard	100	5
Intel	290	6
National Semiconductor	370	5
Oracle	160	4
Xerox	1,080	11
Total Information technology		50
Materials—4.1%
Celanese, Ser A	140	4
Cliffs Natural Resources	110	8
Eastman Chemical	150	10
Freeport-McMoRan Copper & Gold	110	9
Steel Dynamics	240	4
Total Materials		35
Telecommunication services—5.2%
AT&T	1,040	27
Verizon Communications	580	18
Total Telecommunication services		45
Utilities—6.2%
Allegheny Energy	500	11
CMS Energy	590	9
Exelon	120	5
Northeast Utilities	380	11
Pinnacle West Capital	220	9
Wisconsin Energy	180	9
Total Utilities		54
Total Common stock (Cost $763)		849

	Shares	Value (000)
Cash equivalent—1.3%
BlackRock TempCash Fund Institutional Shares 0.138%**	11,155	$11
Total Cash equivalent (Cost $11)		11
Total Investments—99.9% (Cost $774)		$860

As of March 31, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $860.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2010.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

LP — Limited Partnership

Ser — Series

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 45

FINANCIAL STATEMENTS

Schedule of investments

Turner International Core Growth Fund

March 31, 2010

	Shares	Value (000)
Common stock—96.5%
Consumer discretionary—14.2%
Focus Media Holding ADR*	5,770	$106
Gafisa	11,620	79
Honda Motor	2,500	88
Inditex	1,201	79
Intercontinental Hotels Group	5,190	81
LVMH Moet Hennessy Louis Vuitton	695	81
Parkson Retail Group	44,092	76
Sony	2,870	110
Total Consumer discretionary		700
Consumer staples—13.3%
Anheuser-Busch InBev	1,570	79
Danone	1,280	77
Diageo	4,680	79
Hypermarcas*	6,077	74
Nestle	3,778	194
Reckitt Benckiser Group	1,326	73
Wimm-Bill-Dann Foods ADR	3,630	81
Total Consumer staples		657
Energy—8.5%
Cairn Energy*	13,010	82
CNOOC	45,800	75
Enbridge	1,530	73
Niko Resources	670	72
OGX Petroleo e Gas Participacoes	7,505	70
Tenaris	2,159	47
Total Energy		419
Financials—13.1%
Bank of Nova Scotia	1,479	74
Bank Rakyat Indonesia	72,920	66
HDFC Bank ADR	540	76
Intesa Sanpaolo	17,175	64
Julius Baer Group	2,091	76
Mitsubishi UFJ Financial Group	14,830	78
Prudential	9,020	75
Standard Chartered	2,136	58
Westpac Banking	3,100	79
Total Financials		646

	Shares	Value (000)
Health care—11.5%
Bayer	790	$54
Biovail	3,550	59
Covidien	970	49
Hikma Pharmaceuticals	4,070	39
Mindray Medical International ADR	1,280	46
Novartis	1,990	107
Roche Holding	620	101
Shire	2,080	46
SSL International	5,500	68
Total Health care		569
Industrials—3.4%
JS Group	3,600	73
Komatsu	4,560	96
Total Industrials		169
Information technology—13.4%
Aixtron	3,135	113
ASML Holding	3,620	129
Autonomy*	2,960	82
Canon	2,000	92
Fujitsu	7,000	46
Inotera Memories	103,000	83
Longtop Financial Technologies ADR*	1,300	42
OMRON	3,100	72
Total Information technology		659
Materials—14.6%
Air Liquide	530	64
ArcelorMittal	2,146	94
BHP Billiton	2,880	115
Lundin Mining*	20,740	110
Rio Tinto	2,683	176
Silver Wheaton*	6,110	96
Thompson Creek Metals*	4,920	67
Total Materials		722
Telecommunication services—2.8%
America Movil, Ser L	29,340	74
Millicom International Cellular	740	66
Total Telecommunication services		140

46 TURNER FUNDS 2010 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner International Core Growth Fund

	Shares	Value (000)
Utilities—1.7%
Tokyo Gas	18,300	$81
Total Utilities		81
Total Common stock (Cost $3,996)		4,762
Preferred stock—1.2%
Financials—1.2%
Itau Unibanco Holding	2,734	60
Total Financials		60
Total Preferred stock (Cost $31)		60
Cash equivalent—1.5%
BlackRock TempCash Fund Institutional Shares 0.138%**	75,200	75
Total Cash equivalent (Cost $75)		75
Total Investments—99.2% (Cost $4,102)		$4,897

As of March 31, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Beginning balance as of October 1, 2009	$38
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	(38)
Ending balance as of March 31, 2010	$—

Percentages are based on Net Assets of $4,938.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2010.

  ***  This number is listed in thousands.

ADR — American Depositary Receipt

Ser — Series

The accompanying notes are an integral part of the financial statements.

Country Allocation as of 3/31/10†
Japan	15.0%
United Kingdom	14.6
Canada	11.3
Switzerland	9.8
Australia	6.0
Brazil	5.8
Cayman Islands	4.7
France	4.5
Luxembourg	4.2
Germany	3.4
Netherlands	2.6
United States	2.4
Taiwan	1.7
Russia	1.7
Spain	1.6
Belgium	1.6
Hong Kong	1.5
Mexico	1.5
India	1.5
Indonesia	1.4
Italy	1.3
Ireland	1.0
China	0.9
Total	100.0%

  †  Percentages are based on total investments.

TURNER FUNDS 2010 SEMIANNUAL REPORT 47

FINANCIAL STATEMENTS

Schedule of investments

Turner Midcap Equity Fund

March 31, 2010

	Shares	Value (000)
Common stock—94.7%
Consumer discretionary—13.6%
Autoliv	515	$26
DISH Network, Cl A	1,000	21
Guess?	705	33
Hasbro	790	30
Lamar Advertising, Cl A*	695	24
Las Vegas Sands*	1,405	30
Lear*	409	32
Office Depot*	1,760	14
Stanley Black & Decker	240	14
Starwood Hotels & Resorts Worldwide	660	31
Total Consumer discretionary		255
Consumer staples—5.8%
Green Mountain Coffee Roasters*	337	32
Safeway	1,165	29
Sara Lee	1,985	28
Whole Foods Market*	555	20
Total Consumer staples		109
Energy—7.7%
Alpha Natural Resources*	400	20
Concho Resources*	500	25
Ensco ADR	435	20
FMC Technologies*	215	14
Newfield Exploration*	505	26
Oil States International*	455	21
Plains Exploration & Production*	600	18
Total Energy		144
Financials—16.7%
AllianceBernstein Holding LP	1,144	35
Arch Capital Group*	408	31
Assured Guaranty	1,320	29
Brandywine Realty Trust	3,150	39
City National	130	7
Digital Realty Trust	500	27
Douglas Emmett	1,610	25
Fifth Third Bancorp	1,965	27
First Horizon National*	822	11
IntercontinentalExchange*	163	18
Marshall & Ilsley	3,865	31
SunTrust Banks	1,225	33
Total Financials		313

	Shares	Value (000)
Health care—10.4%
Biovail	1,705	$29
DaVita*	415	26
Dendreon*	380	14
Humana*	455	21
Intuitive Surgical*	57	20
King Pharmaceuticals*	2,450	29
Life Technologies*	570	30
Mylan*	1,195	27
Total Health care		196
Industrials—8.7%
Chicago Bridge & Iron, NY Shares*	975	23
Continental Airlines, Cl B*	620	14
Cooper Industries	660	32
Joy Global	325	18
McDermott International*	1,230	33
Terex*	605	14
WW Grainger	280	30
Total Industrials		164
Information technology—14.4%
Broadridge Financial Solutions	1,180	25
Check Point Software Technologies*	835	29
IAC/InterActiveCorp*	1,470	33
Jabil Circuit	1,800	29
MEMC Electronic Materials*	1,070	16
Micron Technology*	2,720	28
Nuance Communications*	1,480	25
ON Semiconductor*	2,220	18
Seagate Technology	1,010	19
Sybase*	570	27
Teradyne*	1,790	20
Total Information technology		269
Materials—8.7%
Carpenter Technology	750	27
Cliffs Natural Resources	590	42
Cytec Industries	655	31
Lubrizol	244	22
Scotts Miracle-Gro, Cl A	400	19
Temple-Inland	1,095	22
Total Materials		163

48 TURNER FUNDS 2010 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Midcap Equity Fund

	Shares	Value (000)
Telecommunication services—3.6%
SBA Communications, Cl A*	960	$34
Windstream	2,910	32
Total Telecommunication services		66
Utilities—5.1%
Constellation Energy Group	850	30
Northeast Utilities	980	27
NV Energy	1,140	14
Questar	575	25
Total Utilities		96
Total Common stock (Cost $1,385)		1,775
Exchange traded fund—2.5%
iShares Russell Midcap Index Fund	520	46
Total Exchange traded fund (Cost $47)		46
Cash equivalent—5.7%
BlackRock TempCash Fund Institutional Shares 0.138%**	107,305	107
Total Cash equivalent (Cost $107)		107
Total Investments—102.9% (Cost $1,539)		$1,928

As of March 31, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $1,874.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2010.

  ***  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 49

FINANCIAL STATEMENTS

Schedule of investments

Turner Small Cap Equity Fund

March 31, 2010

	Shares	Value (000)
Common stock—99.4%
Consumer discretionary—17.3%
ArvinMeritor*	23,850	$318
Buffalo Wild Wings* #	5,710	275
Collective Brands*	12,350	281
Cooper Tire & Rubber	17,470	332
Dress Barn* #	5,770	151
hhgregg*	8,840	223
Jack in the Box*	8,870	209
JOS A Bank Clothiers*	2,120	116
Meredith	7,770	267
Sally Beauty Holdings*	11,270	101
Service International	37,840	347
Steven Madden*	3,780	185
Talbots* #	21,450	278
Tempur-Pedic International*	7,790	235
Total Consumer discretionary		3,318
Consumer staples—2.4%
Ruddick	7,490	237
TreeHouse Foods*	5,120	224
Total Consumer staples		461
Energy—4.2%
Berry Petroleum, Cl A	3,370	95
Complete Production Services*	14,140	163
Nordic American Tanker Shipping #	4,290	130
Regency Energy Partners LP	10,050	221
Rex Energy*	16,240	185
Total Energy		794
Financials—23.7%
Assured Guaranty	17,300	380
BioMed Realty Trust	15,570	258
Brandywine Realty Trust	24,500	299
Cash America International	8,910	352
Conseco*	46,720	291
DCT Industrial Trust	43,960	230
East West Bancorp	17,960	313
First Niagara Financial Group	21,960	312
Hancock Holding	5,080	212
Knight Capital Group, Cl A*	8,650	132
LaSalle Hotel Properties	8,810	205
MB Financial	10,600	239

	Shares	Value (000)
MF Global Holdings*	14,130	$114
Montpelier Re Holdings	7,940	133
National Penn Bancshares	16,210	112
Prosperity Bancshares	3,200	131
Signature Bank*	7,780	288
Stifel Financial*	2,610	140
SVB Financial Group*	2,510	117
Tanger Factory Outlet Centers	6,380	276
Total Financials		4,534
Health care—13.2%
Amedisys* #	4,240	234
American Medical Systems Holdings*	13,640	253
ev3*	17,450	277
Healthsouth*	14,210	266
Healthspring*	10,360	182
Human Genome Sciences*	3,440	104
ICON ADR*	3,690	97
Martek Biosciences*	9,370	211
Nektar Therapeutics*	9,570	146
Salix Pharmaceuticals*	5,080	189
Savient Pharmaceuticals*	9,140	132
Seattle Genetics*	19,610	234
Thoratec*	3,870	130
Vanda Pharmaceuticals*	6,380	74
Total Health care		2,529
Industrials—9.0%
Atlas Air Worldwide Holdings*	6,320	335
Beacon Roofing Supply*	5,120	98
Clean Harbors*	2,210	123
Esterline Technologies*	4,010	198
Geo Group*	7,140	141
Harbin Electric* #	8,560	185
Orion Marine Group*	5,140	93
Resources Connection*	4,220	81
UAL*	5,430	106
WESCO International*	2,380	83
Woodward Governor	8,380	268
Total Industrials		1,711
Information technology—15.6%
Acxiom*	9,180	165
Art Technology Group*	47,520	210

50 TURNER FUNDS 2010 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Small Cap Equity Fund

	Shares	Value (000)
Earthlink	24,990	$213
Emulex*	23,900	317
Entegris*	45,150	228
Intersil, Cl A	8,910	131
j2 Global Communications*	5,970	140
Polycom*	4,650	142
Skyworks Solutions*	15,330	239
Solera Holdings	5,460	211
Teradyne*	17,940	200
TIBCO Software*	28,590	309
Unisys*	6,863	239
Zoran*	22,450	242
Total Information technology		2,986
Materials—8.9%
Cabot	12,360	376
Domtar*	5,250	338
Ferro	23,780	209
Hecla Mining* #	51,170	280
OM Group*	5,550	188
Rockwood Holdings*	11,640	310
Total Materials		1,701
Telecommunication services—1.5%
Syniverse Holdings*	14,800	288
Total Telecommunication services		288
Utilities—3.6%
Avista	12,180	252
Cleco	7,360	195
Nicor	5,820	244
Total Utilities		691
Total Common stock (Cost $15,680)		19,013
Cash equivalent—7.3%
BlackRock TempCash Fund Institutional Shares 0.138%** (1)	1,394,618	1,395
Total Cash equivalent (Cost $1,395)		1,395
Total Investments—106.7% (Cost $17,075)		$20,408

As of March 31, 2010, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $19,128.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2010.

  ***  This number is listed in thousands.

  #  Security fully or partially on loan at March 31, 2010. The total value of securities on loan at March 31, 2010, was $1,354.*** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. This security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2010 was $1,395.***

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 51

FINANCIAL STATEMENTS

(Unaudited)

Statements of assets and liabilities (000)

March 31, 2010

	Turner Spectrum Fund	Turner Concentrated Growth Fund	Turner Core Growth Fund		Turner Emerging Growth Fund	Turner Large Cap Growth Fund
Assets:
Investment securities, at cost	$60,854	$40,934	$685,863		$366,089	$110,461
Investment securities, at value	$63,414	$47,055 *	$819,969	*	$502,765 *	$131,299	*
Deposits with brokers for securities sold short	49,021	—	—		—	—
Deposits with brokers for options	—	150	150		150	150
Receivable for investment securities sold	6,210	—	6,215		2,001	—
Receivable for capital shares sold	767	140	4,584		272	203
Unrealized appreciation on spot foreign currency contracts	40	—	—		—	—
Prepaid expenses	27	9	42		66	25
Receivable for dividend income	14	20	450		69	71
Receivable from investment adviser	—	—	—		—	—
Reclaim receivable	—	3	24		25	2
Total assets	119,493	47,377	831,434		505,348	131,750
Liabilities:
Securities sold short, at proceeds	36,997	—	—		—	—
Written options, premiums received	3	—	—		—	—
Securities sold short, at value	37,664	—	—		—	—
Written options, at value	3	—	—		—	—
Foreign currency cash overdraft	2	—	—		—	—
Payable for investment securities purchased	7,444	—	6,063		1,915	—
Unrealized depreciation on spot foreign currency contracts	40	—	—		—	—
Dividends payable on securities sold short (Note 2)	39	—	—		—	—
Broker fees and charges on short sales payable	19	—	—		—	—
Payable due to administrator	8	5	93		56	15
Payable due to shareholder servicing	4	11	103		40	—
Payable due to distributor	2	—	—		—	—
Payable due to investment adviser	1	36	283		349	34
Obligation to return securities lending collateral	—	4,194	23,581		26,261	2,047
Payable for capital shares redeemed	—	30	382		152	162
Payable due to chief compliance officer	—	1	9		5	1
Other accrued expenses	58	19	182		116	47
Total liabilities	45,284	4,296	30,696		28,894	2,306
Net assets	$74,209	$43,081	$800,738		$476,454	$129,444
*Includes market value of securities on loan	$—	$4,134	$23,042		$25,570	$2,001
Net assets:
Portfolio capital of Institutional Class Shares	$51,766	$—	$523,529		$201,066	$134,321
Portfolio capital of Investor Class Shares	19,148	207,212	408,785		252,958	1,408
Portfolio capital of Retirement Class Shares	—	—	—		—	—
Portfolio capital of Class C Shares	1,753	—	—		—	—
Undistributed net investment income (accumulated net investment loss) (distributions in excess of net investment income)	(287)	(244)	90		(1,932)	93
Accumulated net realized loss on investments, securities sold short, written options and foreign currency transactions	(67)	(170,008)	(265,772)		(112,314)	(27,216)
Net unrealized appreciation on investments, written options and securities sold short	1,893	6,121	134,106		136,676	20,838
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	3	—	—		—	—
Net assets	$74,209	$43,081	$800,738		$476,454	$129,444
Outstanding shares of beneficial interest (1) Institutional Class Shares (2)	4,775,575	—	42,104,070		6,571,325	26,111,734
Outstanding shares of beneficial interest (1) Investor Class Shares (2)	1,779,572	6,532,228	31,345,242		4,491,092	307,986
Outstanding shares of beneficial interest (1) Retirement Class Shares (2)	—	—	—		—	—
Outstanding shares of beneficial interest (1) Class C Shares (2)	160,940	—	—		—	—
Net Assets — Institutional Class Shares (2)	$52,805,431	$—	$460,001,020		$283,380,516	$127,940,867
Net Assets — Investor Class Shares (2)	$19,631,771	$43,080,542	$340,737,072		$193,073,548	$1,502,650
Net Assets — Retirement Class Shares (2)	$—	$—	$—		$—	$—
Net Assets — Class C Shares (2)	$1,772,213	$—	$—		$—	$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$11.06	$—	$10.93		$43.12	$4.90
Net asset value, offering and redemption price per share — Investor Class Shares	$11.03	$6.60	$10.87		$42.99	$4.88
Net asset value, offering and redemption price per share — Retirement Class Shares	$—	$—	$—		$—	$—
Net asset value, offering and redemption price per share — Class C Shares	$11.01	$—	$—		$—	$—

52 TURNER FUNDS 2010 SEMIANNUAL REPORT

	Turner Midcap Growth Fund	Turner New Enterprise Fund	Turner Small Cap Growth Fund	Turner Quantitative Broad Market Equity Fund	Turner Quantitative Large Cap Value Fund
Assets:
Investment securities, at cost	$805,613	$23,405	$251,426	$11,403	$774
Investment securities, at value	$1,140,755 *	$32,297 *	$330,353 *	$11,639	$860
Deposits with brokers for securities sold short	—	—	—	—	—
Deposits with brokers for options	150	90	150	—	—
Receivable for investment securities sold	—	—	—	—	—
Receivable for capital shares sold	1,396	161	501	—	—
Unrealized appreciation on spot foreign currency contracts	—	—	—	—	—
Prepaid expenses	58	7	22	8	16
Receivable for dividend income	256	10	61	8	1
Receivable from investment adviser	—	—	—	2	—
Reclaim receivable	16	1	—	—	—
Total assets	1,142,631	32,566	331,087	11,657	877
Liabilities:
Securities sold short, at proceeds	—	—	—	—	—
Written options, premiums received	—	—	—	—	—
Securities sold short, at value	—	—	—	—	—
Written options, at value	—	—	—	—	—
Foreign currency cash overdraft	—	—	—	—	—
Payable for investment securities purchased	—	—	2,319	—	—
Unrealized depreciation on spot foreign currency contracts	—	—	—	—	—
Dividends payable on securities sold short (Note 2)	—	—	—	—	—
Broker fees and charges on short sales payable	—	—	—	—	—
Payable due to administrator	126	3	34	1	—
Payable due to shareholder servicing	194	6	63	—	—
Payable due to distributor	1	—	—	—	—
Payable due to investment adviser	591	22	180	—	5
Obligation to return securities lending collateral	72,733	3,806	37,035	—	—
Payable for capital shares redeemed	1,009	3	141	1	—
Payable due to chief compliance officer	13	—	3	—	—
Other accrued expenses	289	17	74	11	12
Total liabilities	74,956	3,857	39,849	13	17
Net assets	$1,067,675	$28,709	$291,238	$11,644	$860
*Includes market value of securities on loan	$71,230	$3,763	$36,089	$—	$—
Net assets:
Portfolio capital of Institutional Class Shares	$143,237	$—	$—	$11,525	$1,031
Portfolio capital of Investor Class Shares	1,143,879	51,477	328,238	17	3
Portfolio capital of Retirement Class Shares	4,906	—	—	—	—
Portfolio capital of Class C Shares	—	—	—	—	—
Undistributed net investment income (accumulated net investment loss) (distributions in excess of net investment income)	(2,158)	(168)	(869)	5	4
Accumulated net realized loss on investments, securities sold short, written options and foreign currency transactions	(557,331)	(31,492)	(115,058)	(139)	(264)
Net unrealized appreciation on investments, written options and securities sold short	335,142	8,892	78,927	236	86
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	—	—	—
Net assets	$1,067,675	$28,709	$291,238	$11,644	$860
Outstanding shares of beneficial interest (1) Institutional Class Shares (2)	4,663,980	—	—	1,250,942	105,323
Outstanding shares of beneficial interest (1) Investor Class Shares (2)	30,993,434	4,183,966	10,210,970	1,897	592
Outstanding shares of beneficial interest (1) Retirement Class Shares (2)	164,779	—	—	—	—
Outstanding shares of beneficial interest (1) Class C Shares (2)	—	—	—	—	—
Net Assets — Institutional Class Shares (2)	$139,582,084	$—	$—	$11,626,893	$855,569
Net Assets — Investor Class Shares (2)	$923,347,217	$28,708,764	$291,238,479	$17,606	$4,809
Net Assets — Retirement Class Shares (2)	$4,746,178	$—	$—	$—	$—
Net Assets — Class C Shares (2)	$—	$—	$—	$—	$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$29.93	$—	$—	$9.29	$8.12
Net asset value, offering and redemption price per share — Investor Class Shares	$29.79	$6.86	$28.52	$9.28	$8.12
Net asset value, offering and redemption price per share — Retirement Class Shares	$28.80	$—	$—	$—	$—
Net asset value, offering and redemption price per share — Class C Shares	$—	$—	$—	$—	$—

(1)  Unlimited authorization — par value $0.00001.

(2)  Shares and Net Assets have not been rounded.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 53

FINANCIAL STATEMENTS

(Unaudited)

Statements of assets and liabilities (000)

March 31, 2010

	Turner International Core Growth Fund	Turner Midcap Equity Fund	Turner Small Cap Equity Fund
Assets:
Investment securities, at cost	$4,102	$1,539	$17,075
Foreign currency, at cost	5	—	—
Investment securities, at value	$4,897	$1,928	$20,408	*
Foreign currency, at value	5	—	—
Receivable for investment securities sold	32	14	231
Receivable for capital shares sold	—	—	18
Receivable from investment adviser	—	4	—
Prepaid expenses	19	11	21
Receivable for dividend income	12	3	24
Reclaim receivable	7	—	—
Total assets	4,972	1,960	20,702
Liabilities:
Cash overdraft	—	—	64
Payable for investment securities purchased	—	74	80
Payable due to administrator	1	—	2
Payable due to shareholder servicing	—	—	3
Payable due to investment adviser	13	—	6
Obligation to return securities lending collateral	—	—	1,395
Other accrued expenses	20	12	24
Total liabilities	34	86	1,574
Net assets	$4,938	$1,874	$19,128
*Includes market value of securities on loan	$—	$—	$1,354
Net assets:
Portfolio capital of Institutional Class Shares	$5,396	$1,384	$4,611
Portfolio capital of Investor Class Shares	124	271	20,678
Undistributed net investment income (distributions in excess of net investment income)	(52)	(1)	27
Accumulated net realized loss on investments and foreign currency transactions	(1,325)	(169)	(9,521)
Net unrealized appreciation on investments	795	389	3,333
Net assets	$4,938	$1,874	$19,128
Outstanding shares of beneficial interest (1) Institutional Class Shares (2)	533,600	212,233	577,619
Outstanding shares of beneficial interest (1) Investor Class Shares (2)	14,690	24,886	1,180,720
Net Assets — Institutional Class Shares (2)	$4,805,853	$1,680,567	$6,292,718
Net Assets — Investor Class Shares (2)	$132,238	$193,730	$12,835,058
Net asset value, offering and redemption price per share — Institutional Class Shares	$9.01	$7.92	$10.89
Net asset value, offering and redemption price per share — Investor Class Shares	$9.00	$7.78	$10.87

(1)  Unlimited authorization — par value $0.00001.

(2)  Shares and Net Assets have not been rounded.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

54 TURNER FUNDS 2010 SEMIANNUAL REPORT

Statements of operations (000)

(Unaudited)

	Turner Spectrum Fund	Turner Concentrated Growth Fund	Turner Core Growth Fund
	10/1/09 thru 3/31/10	10/1/09 thru 3/31/10	10/1/09 thru 3/31/10
Investment income:
Dividend	$95	$80	$3,350
Securities lending	—	4	28
Foreign taxes withheld	—	(2)	(92)
Total Investment income	95	82	3,286
Expenses:
Investment advisory fees	263	276	2,118
Administrator fees	25	29	503
Shareholder service fees (1)	12	50	375
Shareholder service fees (2)	1	—	—
Distribution fees (2)	2	—	—
Chief compliance officer fees	1	1	22
Dividend expense	105	—	—
Broker fees and charges on short sales	71	—	—
Custodian fees	61	3	18
Transfer agent fees	42	27	103
Registration fees	7	9	24
Professional fees	5	7	114
Printing fees	5	5	81
Trustees' fees	1	2	31
Insurance and other fees	7	1	40
Total expenses	608	410	3,429
Less:
Investment advisory fee waiver	(230)	(84)	(617)
Net expenses	378	326	2,812
Net investment income (loss)	(283)	(244)	474
Net realized gain from securities sold	3,138	5,864	31,777 †
Net realized loss from securities sold short	(3,068)	—	—
Net realized gain on written option contracts	3	—	—
Net realized loss on foreign currency transactions	(3)	—	—
Net change in unrealized appreciation (depreciation) on investments	1,783	(2,746)	39,222
Net change in unrealized depreciation on securities sold short	(570)	—	—
Net realized and unrealized gain on investments and foreign currencies	1,283	3,118	70,999
Net increase in net assets resulting from operations	$1,000	$2,874	$71,473

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Class C Shares only.

†  Includes realized gains and losses as a result of in-kind transactions (see Note 13 in Notes to Financial Statements).

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 55

FINANCIAL STATEMENTS

(Unaudited)

Statements of operations (000)

	Turner Emerging Growth Fund	Turner Large Cap Growth Fund	Turner Midcap Growth Fund	Turner New Enterprise Fund	Turner Small Cap Growth Fund
	10/1/09 thru 3/31/10	10/1/09 thru 3/31/10	10/1/09 thru 3/31/10	10/1/09 thru 3/31/10	10/1/09 thru 3/31/10
Investment income:
Dividend	$566	$596	$3,402	$29	$465
Securities lending	219	3	234	9	297
Foreign taxes withheld	—	(8)	(30)	(1)	—
Total Investment income	785	591	3,606	37	762
Expenses:
Investment advisory fees	2,164	373	3,766	173	1,306
Administrator fees	308	89	716	19	186
Shareholder service fees (1)	229	2	1,084	33	326
Shareholder service fees (2)	—	—	5	—	—
Distribution fees (2)	—	—	5	—	—
Chief compliance officer fees	14	4	33	1	8
Custodian fees	13	8	20	2	13
Transfer agent fees	60	66	216	24	32
Registration fees	38	20	33	7	10
Professional fees	71	20	165	4	43
Printing fees	49	14	115	3	30
Trustees' fees	19	5	44	1	11
Insurance and other fees	27	6	61	1	16
Total expenses	2,992	607	6,263	268	1,981
Less:
Investment advisory fee waiver	(275)	(177)	(499)	(63)	(350)
Reimbursements of other operating expenses	—	—	—	—	—
Net expenses	2,717	430	5,764	205	1,631
Net investment income (loss)	(1,932)	161	(2,158)	(168)	(869)
Net realized gain from securities sold	6,640	2,122	41,041	1,469	6,195
Net realized loss on foreign currency transactions	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	53,750	11,653	97,854	2,471	28,906
Net change in unrealized depreciation on foreign currencies, and translation of other assets and liabilities denominated in foreign currencies	—	—	—	—	—
Net realized and unrealized gain on investments and foreign currencies	60,390	13,775	138,895	3,940	35,101
Net increase in net assets resulting from operations	$58,458	$13,936	$136,737	$3,772	$34,232

56 TURNER FUNDS 2010 SEMIANNUAL REPORT

	Turner Quantitative Broad Market Equity Fund	Turner Quantitative Large Cap Value Fund	Turner International Core Growth Fund	Turner Midcap Equity Fund	Turner Small Cap Equity Fund
	10/1/09 thru 3/31/10	10/1/09 thru 3/31/10	10/1/09 thru 3/31/10	10/1/09 thru 3/31/10	10/1/09 thru 3/31/10
Investment income:
Dividend	$13	$8	$30	$19	$96
Securities lending	—	—	—	—	70
Foreign taxes withheld	—	—	(4)	—	—
Total Investment income	13	8	26	19	166
Expenses:
Investment advisory fees	3	2	18	8	100
Administrator fees	1	1	3	1	15
Shareholder service fees (1)	—	—	—	1	19
Shareholder service fees (2)	—	—	—	—	—
Distribution fees (2)	—	—	—	—	—
Chief compliance officer fees	—	—	—	—	1
Custodian fees	1	2	9	6	12
Transfer agent fees	27	27	27	27	30
Registration fees	12	17	18	21	18
Professional fees	—	—	1	—	3
Printing fees	—	—	—	—	2
Trustees' fees	—	—	—	—	1
Insurance and other fees	2	1	3	2	2
Total expenses	46	50	79	66	203
Less:
Investment advisory fee waiver	(3)	(2)	(18)	(8)	(58)
Reimbursements of other operating expenses	(38)	(46)	(38)	(48)	—
Net expenses	5	2	23	10	145
Net investment income (loss)	8	6	3	9	21
Net realized gain from securities sold	39	117	285	136	3,024
Net realized loss on foreign currency transactions	—	—	(1)	—	—
Net change in unrealized appreciation (depreciation) on investments	158	(39)	162	118	(1,377)
Net change in unrealized depreciation on foreign currencies, and translation of other assets and liabilities denominated in foreign currencies	—	—	(1)	—	—
Net realized and unrealized gain on investments and foreign currencies	197	78	445	254	1,647
Net increase in net assets resulting from operations	$205	$84	$448	$263	$1,668

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Retirement Class Shares only.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 57

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Spectrum Fund		Turner Concentrated Growth Fund		Turner Core Growth Fund
	10/1/09 thru 3/31/10 (unaudited)	5/7/09(1) thru 9/30/09	10/1/09 thru 3/31/10 (unaudited)	year ended 9/30/09	10/1/09 thru 3/31/10 (unaudited)	year ended 9/30/09
Investment activities:
Net investment income (loss)	$(283)	$(53)	$(244)	$120	$474	$2,669
Net realized gain (loss) from securities sold and securities sold short	70	50	5,864	(15,251)	31,777 †	(175,116)
Net realized gain on written option contracts	3	7	—	—	—	—
Net realized loss on foreign currency transactions	(3)	(3)	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and securities sold short	1,213	680	(2,746)	13,260	39,222	146,832
Net change in unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	3	—	—	—	—
Net increase (decrease) in net assets resulting from operations	1,000	684	2,874	(1,871)	71,473	(25,615)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	—	—	(1,623)	(1,661)
Investor Class Shares	—	—	(121)	—	(664)	(647)
Realized capital gains
Institutional Class Shares	(92)	—	—	—	—	—
Investor Class Shares	(47)	—	—	—	—	—
Class C Shares	(3)	—	—	—	—	—
Total dividends and distributions	(142)	—	(121)	—	(2,287)	(2,308)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	44,023	8,244	—	—	96,367	132,265
Proceeds from shares issued in lieu of cash distributions	84	—	—	—	1,398	1,393
Cost of shares redeemed	(570)	(15)	—	—	(59,014)†	(95,340)
Net increase in net assets from Institutional Class Shares transactions	43,537	8,229	—	—	38,751	38,318
Investor Class Shares
Proceeds from shares issued	15,685	4,521	7,586	12,446	82,070	52,699
Proceeds from shares issued in lieu of cash distributions	47	—	119	—	597	587
Cost of shares redeemed	(919)	(186)	(7,350)	(13,183)	(24,059)	(50,263)
Net increase (decrease) in net assets from Investor Class Shares transactions	14,813	4,335	355	(737)	58,608	3,023
Class C Shares
Proceeds from shares issued	1,750	—	—	—	—	—
Proceeds from shares issued in lieu of cash distributions	3	—	—	—	—	—
Net increase in net assets from Class C Shares transactions	1,753	—	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	60,103	12,564	355	(737)	97,359	41,341
Total increase (decrease) in net assets	60,961	13,248	3,108	(2,608)	166,545	13,418
Net assets:
Beginning of period	13,248	—	39,973	42,581	634,193	620,775
End of period	$74,209	$13,248	$43,081	$39,973	$800,738	$634,193
Undistributed net investment income (accumulated net investment loss) (distributions in excess of net investment income)	$(287)	$(4)	$(244)	$121	$90	$1,903
Shares issued and redeemed:
Institutional Class Shares
Issued	4,018	804	—	—	9,306	15,778
Issued in lieu of cash distributions	8	—	—	—	132	185
Redeemed	(53)	(1)	—	—	(5,746)†	(12,152)
Net increase in Institutional Class Shares	3,973	803	—	—	3,692	3,811
Investor Class Shares
Issued	1,437	441	1,216	2,606	8,017	6,605
Issued in lieu of cash distributions	4	—	18	—	56	78
Redeemed	(84)	(18)	(1,189)	(2,824)	(2,351)	(6,266)
Net increase (decrease) in Investor Class Shares	1,357	423	45	(218)	5,722	417
Class C Shares
Issued	161	—	—	—	—	—
Net increase in Class C Shares	161	—	—	—	—	—
Net increase (decrease) in share transactions	5,491	1,226	45	(218)	9,414	4,228

58 TURNER FUNDS 2010 SEMIANNUAL REPORT

	Turner Emerging Growth Fund		Turner Large Cap Growth Fund
	10/1/09 thru 3/31/10 (unaudited)	year ended 9/30/09	10/1/09 thru 3/31/10 (unaudited)	year ended 9/30/09
Investment activities:
Net investment income (loss)	$(1,932)	$(2,463)	$161	$290
Net realized gain (loss) from securities sold and securities sold short	6,640	(118,692)	2,122	(7,967)
Net realized gain on written option contracts	—	—	—	—
Net realized loss on foreign currency transactions	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and securities sold short	53,750	35,521	11,653	11,049
Net change in unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	—	—
Net increase (decrease) in net assets resulting from operations	58,458	(85,634)	13,936	3,372
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	(295)	(96)
Investor Class Shares	—	—	—	(2)
Realized capital gains
Institutional Class Shares	—	—	—	—
Investor Class Shares	—	(12,445)	—	—
Class C Shares	—	—	—	—
Total dividends and distributions	—	(12,445)	(295)	(98)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	23,005	205,712	33,315	70,616
Proceeds from shares issued in lieu of cash distributions	—	—	293	78
Cost of shares redeemed	(17,859)	(8,295)	(13,817)	(8,117)
Net increase in net assets from Institutional Class Shares transactions	5,146	197,417	19,791	62,577
Investor Class Shares
Proceeds from shares issued	8,656	71,659	80	938
Proceeds from shares issued in lieu of cash distributions	—	12,367	—	2
Cost of shares redeemed	(28,408)	(280,340)	(199)	(297)
Net increase (decrease) in net assets from Investor Class Shares transactions	(19,752)	(196,314)	(119)	643
Class C Shares
Proceeds from shares issued	—	—	—	—
Proceeds from shares issued in lieu of cash distributions	—	—	—	—
Net increase in net assets from Class C Shares transactions	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	(14,606)	1,103	19,672	63,220
Total increase (decrease) in net assets	43,852	(96,976)	33,313	66,494
Net assets:
Beginning of period	432,602	529,578	96,131	29,637
End of period	$476,454	$432,602	$129,444	$96,131
Undistributed net investment income (accumulated net investment loss) (distributions in excess of net investment income)	$(1,932)	$—	$93	$227
Shares issued and redeemed:
Institutional Class Shares
Issued	583	6,697	7,576	17,375
Issued in lieu of cash distributions	—	—	62	23
Redeemed	(465)	(244)	(2,981)	(2,255)
Net increase in Institutional Class Shares	118	6,453	4,657	15,143
Investor Class Shares
Issued	224	2,324	18	265
Issued in lieu of cash distributions	—	411	—	—
Redeemed	(740)	(9,137)	(44)	(76)
Net increase (decrease) in Investor Class Shares	(516)	(6,402)	(26)	189
Class C Shares
Issued	—	—	—	—
Net increase in Class C Shares	—	—	—	—
Net increase (decrease) in share transactions	(398)	51	4,631	15,332

(1)  Commencement of operations.

†  Includes realized gains, losses or redemptions as a result of in-kind transactions (see Note 13 in Notes to Financial Statements.)

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 59

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Midcap Growth Fund		Turner New Enterprise Fund		Turner Small Cap Growth Fund
	10/1/09 thru 3/31/10 (unaudited)	year ended 9/30/09	10/1/09 thru 3/31/10 (unaudited)	year ended 9/30/09	10/1/09 thru 3/31/10 (unaudited)	year ended 9/30/09
Investment activities:
Net investment income (loss)	$(2,158)	$(2,161)	$(168)	$21	$(869)	$(715)
Net realized gain (loss) from securities sold	41,041	(312,396)†	1,469	(9,267)	6,195	(54,422)
Net change in unrealized appreciation (depreciation) on investments	97,854	279,766	2,471	9,302	28,906	44,425
Net increase (decrease) in net assets resulting from operations	136,737	(34,791)	3,772	56	34,232	(10,712)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	—	—	—	—
Investor Class Shares	—	—	(23)	—	—	—
Total dividends and distributions	—	—	(23)	—	—	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	12,887	41,508	—	—	—	—
Proceeds from shares issued in lieu of cash distributions	—	—	—	—	—	—
Cost of shares redeemed	(27,694)	(43,531)	—	—	—	—
Net increase (decrease) in net assets from Institutional Class Shares transactions	(14,807)	(2,023)	—	—	—	—
Investor Class Shares
Proceeds from shares issued	105,486	224,510	3,899	6,399	37,149	58,406
Proceeds from shares issued in lieu of cash distributions	—	—	22	—	—	—
Cost of shares redeemed	(159,628)	(324,371)†	(5,285)	(12,890)	(31,003)	(46,268)
Net increase (decrease) in net assets from Investor Class Shares transactions	(54,142)	(99,861)	(1,364)	(6,491)	6,146	12,138
Retirement Class Shares
Proceeds from shares issued	545	1,351	—	—	—	—
Cost of shares redeemed	(259)	(2,855)	—	—	—	—
Net increase (decrease) in net assets from Retirement Class Shares transactions	286	(1,504)	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	(68,663)	(103,388)	(1,364)	(6,491)	6,146	12,138
Total increase (decrease) in net assets	68,074	(138,179)	2,385	(6,435)	40,378	1,426
Net assets:
Beginning of period	999,601	1,137,780	26,324	32,759	250,860	249,434
End of period	$1,067,675	$999,601	$28,709	$26,324	$291,238	$250,860
Undistributed net investment income (accumulated net investment loss) (distributions in excess of net investment income)	$(2,158)	$—	$(168)	$23	$(869)	$—
Shares issued and redeemed:
Institutional Class Shares
Issued	471	2,105	—	—	—	—
Issued in lieu of cash distributions	—	—	—	—	—	—
Redeemed	(1,016)	(2,142)	—	—	—	—
Net increase (decrease) in Institutional Class Shares	(545)	(37)	—	—	—	—
Investor Class Shares
Issued	3,854	11,485	615	1,510	1,430	2,877
Issued in lieu of cash distributions	—	—	4	—	—	—
Redeemed	(5,880)	(16,455)†	(856)	(2,941)	(1,187)	(2,338)
Net increase (decrease) in Investor Class Shares	(2,026)	(4,970)	(237)	(1,431)	243	539
Retirement Class Shares
Issued	20	73	—	—	—	—
Redeemed	(9)	(147)	—	—	—	—
Net increase (decrease) in Retirement Class Shares	11	(74)	—	—	—	—
Net increase (decrease) in share transactions	(2,560)	(5,081)	(237)	(1,431)	243	539

60 TURNER FUNDS 2010 SEMIANNUAL REPORT

	Turner Quantitative Broad Market Equity Fund		Turner Quantitative Large Cap Value Fund
	10/1/09 thru 3/31/10 (unaudited)	year ended 9/30/09	10/1/09 thru 3/31/10 (unaudited)	year ended 9/30/09
Investment activities:
Net investment income (loss)	$8	$6	$6	$14
Net realized gain (loss) from securities sold	39	(141)	117	(244)
Net change in unrealized appreciation (depreciation) on investments	158	114	(39)	131
Net increase (decrease) in net assets resulting from operations	205	(21)	84	(99)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	(7)	(4)	(13)	(14)
Investor Class Shares	—	—	—	—
Total dividends and distributions	(7)	(4)	(13)	(14)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	10,934	—	—	109
Proceeds from shares issued in lieu of cash distributions	7	4	13	14
Cost of shares redeemed	(32)	—	—	—
Net increase (decrease) in net assets from Institutional Class Shares transactions	10,909	4	13	123
Investor Class Shares
Proceeds from shares issued	6	8	—	3
Proceeds from shares issued in lieu of cash distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Net increase (decrease) in net assets from Investor Class Shares transactions	6	8	—	3
Retirement Class Shares
Proceeds from shares issued	—	—	—	—
Cost of shares redeemed	—	—	—	—
Net increase (decrease) in net assets from Retirement Class Shares transactions	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	10,915	12	13	126
Total increase (decrease) in net assets	11,113	(13)	84	13
Net assets:
Beginning of period	531	544	776	763
End of period	$11,644	$531	$860	$776
Undistributed net investment income (accumulated net investment loss) (distributions in excess of net investment income)	$5	$4	$4	$11
Shares issued and redeemed:
Institutional Class Shares
Issued	1,190	—	—	16
Issued in lieu of cash distributions	1	1	2	2
Redeemed	(3)	—	—	—
Net increase (decrease) in Institutional Class Shares	1,188	1	2	18
Investor Class Shares
Issued	1	1	—	1
Issued in lieu of cash distributions	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease) in Investor Class Shares	1	1	—	1
Retirement Class Shares
Issued	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease) in Retirement Class Shares	—	—	—	—
Net increase (decrease) in share transactions	1,189	2	2	19

†  Includes realized gains, losses or redemptions as a result of in-kind transactions (see Note 13 in Notes to Financial Statements).

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 61

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner International Core Growth Fund		Turner Midcap Equity Fund
	10/1/09 thru 3/31/10 (unaudited)	year ended 9/30/09	10/1/09 thru 3/31/10 (unaudited)	year ended 9/30/09
Investment activities:
Net investment income	$3	$38	$9	$2
Net realized gain (loss) from securities sold	285	(1,030)	136	(173)
Net realized loss on foreign currency transactions	(1)	(8)	—	—
Net change in unrealized appreciation (depreciation) on investments	162	1,208	118	297
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(1)	2	—	—
Net increase (decrease) in net assets resulting from operations	448	210	263	126
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	(59)	(42)	(9)	—
Investor Class Shares	—	—	(3)	—
Realized capital gains
Investor Class Shares	—	—	—	—
Total dividends and distributions	(59)	(42)	(12)	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	518	433	974	2,237
Proceeds from shares issued in lieu of cash distributions	59	42	9	—
Cost of shares redeemed	—	(130)	(889)	(1,047)
Net increase in net assets from Institutional Class Shares transactions	577	345	94	1,190
Investor Class Shares
Proceeds from shares issued	133	—	53	279
Proceeds from shares issued in lieu of cash distributions	—	—	3	—
Cost of shares redeemed	(9)	—	(527)	(109)
Net increase (decrease) in net assets from Investor Class Shares transactions	124	—	(471)	170
Net increase (decrease) in net assets from capital share transactions	701	345	(377)	1,360
Total increase (decrease) in net assets	1,090	513	(126)	1,486
Net assets:
Beginning of period	3,848	3,335	2,000	514
End of period	$4,938	$3,848	$1,874	$2,000
Undistributed net investment income (distributions in excess of net investment income)	$(52)	$4	$(1)	$2
Shares issued and redeemed:
Institutional Class Shares
Issued	60	77	133	359
Issued in lieu of cash distributions	7	7	1	—
Redeemed	—	(17)	(124)	(168)
Net increase in Institutional Class Shares	67	67	10	191
Investor Class Shares
Issued	16	—	8	49
Issued in lieu of cash distributions	—	—	—	—
Redeemed	(1)	—	(69)	(18)
Net increase (decrease) in Investor Class Shares	15	—	(61)	31
Net increase (decrease) in share transactions	82	67	(51)	222

62 TURNER FUNDS 2010 SEMIANNUAL REPORT

	Turner Small Cap Equity Fund
	10/1/09 thru 3/31/10 (unaudited)	year ended 9/30/09
Investment activities:
Net investment income	$21	$8
Net realized gain (loss) from securities sold	3,024	(7,158)
Net realized loss on foreign currency transactions	—	—
Net change in unrealized appreciation (depreciation) on investments	(1,377)	4,120
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—
Net increase (decrease) in net assets resulting from operations	1,668	(3,030)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—
Investor Class Shares	—	—
Realized capital gains
Investor Class Shares	—	(17)
Total dividends and distributions	—	(17)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	533	4,588
Proceeds from shares issued in lieu of cash distributions	—	—
Cost of shares redeemed	(296)	(212)
Net increase in net assets from Institutional Class Shares transactions	237	4,376
Investor Class Shares
Proceeds from shares issued	882	16,333
Proceeds from shares issued in lieu of cash distributions	—	15
Cost of shares redeemed	(12,758)	(12,786)
Net increase (decrease) in net assets from Investor Class Shares transactions	(11,876)	3,562
Net increase (decrease) in net assets from capital share transactions	(11,639)	7,938
Total increase (decrease) in net assets	(9,971)	4,891
Net assets:
Beginning of period	29,099	24,208
End of period	$19,128	$29,099
Undistributed net investment income (distributions in excess of net investment income)	$27	$6
Shares issued and redeemed:
Institutional Class Shares
Issued	52	579
Issued in lieu of cash distributions	—	—
Redeemed	(28)	(25)
Net increase in Institutional Class Shares	24	554
Investor Class Shares
Issued	90	1,861
Issued in lieu of cash distributions	—	2
Redeemed	(1,318)	(1,554)
Net increase (decrease) in Investor Class Shares	(1,228)	309
Net increase (decrease) in share transactions	(1,204)	863

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 63

FINANCIAL STATEMENTS

(Unaudited)

Statement of cash flows (000)

Turner Spectrum Fund
10/1/09 thru 3/31/10
Cash flows from operating activities:
Net increase in net assets resulting from operations	$1,000
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities
Purchases of long-term portfolio investments	(271,412)
Proceeds from sales of long-term portfolio investments	232,263
Purchases of short-term portfolio investments	(8,951)
Proceeds from sales of short-term portfolio investments	1,334
Payments to cover securities sold short	187,685
Proceeds from securities sold short	(160,318)
Realized gains on written option contracts	(3)
Realized gains from securities sold and securities sold short	(70)
Change in unrealized appreciation on investments	(1,783)
Change in unrealized depreciation on securities sold short	570
Increase in deposits with brokers for securities sold short	(40,778)
Increase in receivable for investment securities sold	(4,676)
Decrease in receivable from investment adviser	36
Increase in prepaid expenses	(26)
Increase in unrealized appreciation on spot foreign currency contracts	(2)
Increase in receivable for dividend income	(12)
Increase in foreign currency cash overdraft	2
Increase in payable for investment securities purchased	5,794
Increase in broker fees and charges on short sales payable	15
Increase in payable due to shareholder servicing	3
Increase in payable due to adviser	1
Increase in payable due to distributor	2
Increase in payable due to administrator	7
Increase in dividends payable on securities sold short	33
Increase in unrealized depreciation on spot foreign currency contracts	2
Increase in other accrued expenses	25
Net cash used in operating activities	(59,259)
Cash flows from financing activities:
Proceeds from shares issued	60,988
Cost of shares redeemed	(1,489)
Distributions from capital gains	(142)
Net cash provided by financing activities	59,357
Net increase in cash	98
Cash overdraft — beginning of period	(98)
Cash — end of period	$—
Non-cash Capital shares sold receivable	$604

The accompanying notes are an integral part of the financial statements.

64 TURNER FUNDS 2010 SEMIANNUAL REPORT

THIS PAGE WAS INTENTIONALLY LEFT BLANK

TURNER FUNDS 2010 SEMIANNUAL REPORT 65

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

		Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions	Net asset value, end of period
Turner Spectrum Fund — Institutional Class Shares
2010	*	$10.81	(0.08	) (1)	0.40		0.32	—	(0.07)	(0.07)	$11.06
2009	(6)	$10.00	(0.07	) (1)	0.88		0.81	—	—	—	$10.81
Turner Spectrum Fund — Investor Class Shares
2010	*	$10.80	(0.10	) (1)	0.40		0.30	—	(0.07)	(0.07)	$11.03
2009	(6)	$10.00	(0.09	) (1)	0.89		0.80	—	—	—	$10.80
Turner Spectrum Fund — Class C Shares
2010	*	$10.80	(0.14	) (1)	0.42		0.28	—	(0.07)	(0.07)	$11.01
2009	(7)	$9.98	(0.07	) (1)	0.89		0.82	—	—	—	$10.80
Turner Concentrated Growth Fund — Investor Class Shares
2010	*	$6.16	(0.04	) (1)	0.50		0.46	(0.02)	—	(0.02)	$6.60
2009		$6.35	0.02	(1)	(0.21)		(0.19)	—	—	—	$6.16
2008		$10.12	(0.07	) (1)	(3.70)		(3.77)	—	—	—	$6.35
2007		$7.60	(0.05	) (1)	2.57		2.52	—	—	—	$10.12
2006		$7.10	(0.08	) (1)	0.58		0.50	—	—	—	$7.60
2005		$5.82	(0.02)		1.30		1.28	—	—	—	$7.10
Turner Core Growth Fund — Institutional Class Shares
2010	*	$9.93	0.01	(1)	1.03		1.04	(0.04)	—	(0.04)	$10.93
2009		$10.41	0.05	(1)	(0.48)		(0.43)	(0.05)	—	(0.05)	$9.93
2008		$14.39	0.06	(1)	(4.01)		(3.95)	(0.03)	—	(0.03)	$10.41
2007		$11.65	0.02		2.77		2.79	(0.05)	—	(0.05)	$14.39
2006		$10.93	0.06		0.69		0.75	(0.03)	—	(0.03)	$11.65
2005	(2)	$8.84	0.02		2.07		2.09	—	—	—	$10.93
Turner Core Growth Fund — Investor Class Shares
2010	*	$9.87	—	(1)	1.02		1.02	(0.02)	—	(0.02)	$10.87
2009		$10.34	0.03	(1)	(0.47)		(0.44)	(0.03)	—	(0.03)	$9.87
2008		$14.33	0.02	(1)	(3.99)		(3.97)	(0.02)	—	(0.02)	$10.34
2007		$11.61	0.02		2.73		2.75	(0.03)	—	(0.03)	$14.33
2006		$10.93	0.07		0.64		0.71	(0.03)	—	(0.03)	$11.61
2005	(2)(4)	$10.58	—		0.35		0.35	—	—	—	$10.93
Turner Emerging Growth Fund — Institutional Class Shares
2010	*	$37.78	(0.21	) (1)	5.55		5.34	—	—	—	$43.12
2009	(5)	$28.45	(0.12	) (1)	9.45	(8)	9.33	—	—	—	$37.78
Turner Emerging Growth Fund — Investor Class Shares
2010	*	$37.71	(0.20	) (1)	5.48		5.28	—	—	—	$42.99
2009		$46.42	(0.22	) (1)	(7.31)		(7.53)	—	(1.18)	(1.18)	$37.71
2008		$64.06	(0.35	) (1)	(8.54)		(8.89)	(0.25)	(8.50)	(8.75)	$46.42
2007		$55.97	(0.30	) (1)	13.61		13.31	—	(5.22)	(5.22)	$64.06
2006		$56.46	(0.32	) (1)	3.02		2.70	—	(3.19)	(3.19)	$55.97
2005		$50.02	(0.46	) (1)	13.35		12.89	—	(6.45)	(6.45)	$56.46
Turner Large Cap Growth Fund — Institutional Class Shares
2010	*	$4.41	0.01	(1)	0.49		0.50	(0.01)	—	(0.01)	$4.90
2009		$4.59	0.03	(1)	(0.20	) (8)	(0.17)	(0.01)	—	(0.01)	$4.41
2008		$6.78	0.01	(1)	(2.19)		(2.18)	(0.01)	—	(0.01)	$4.59
2007		$5.58	0.01	(1)	1.21		1.22	(0.02)	—	(0.02)	$6.78
2006		$5.41	0.01	(1)	0.17		0.18	(0.01)	—	(0.01)	$5.58
2005		$4.83	0.01	(1)	0.57		0.58	— **	—	—	$5.41

66 TURNER FUNDS 2010 SEMIANNUAL REPORT

		Total return	Net assets end of period (000)	Ratio of net expenses to average net assets††		Ratio of net expenses to average net assets		Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets††	Portfolio turnover rate†††
Turner Spectrum Fund — Institutional Class Shares
2010	*	3.00%†	$52,805	2.07	% (10)	2.07%		3.37%	(1.51)%	944%
2009	(6)	8.10%†	$8,681	2.44	% (9)	2.44	% (9)	5.63%	(1.78)%	663%
Turner Spectrum Fund — Investor Class Shares
2010	*	2.82%†	$19,632	2.35	% (10)	2.35%		3.68%	(1.83)%	944%
2009	(6)	8.00%†	$4,567	2.71	% (9)	2.71	% (9)	5.84%	(2.09)%	663%
Turner Spectrum Fund — Class C Shares
2010	*	2.64%†	$1,772	2.99	% (10)	2.99%		4.35%	(2.53)%	944%
2009	(7)	8.22%†	$—	2.35	% (9)	2.35	% (9)	5.28%	(3.12)%	663%
Turner Concentrated Growth Fund — Investor Class Shares
2010	*	7.45%†	$43,081	1.62%		1.62%		2.04%	(1.21)%	105%
2009		(2.99)%	$39,973	0.82%		0.82%		1.34%	0.38%	208%
2008		(37.25)%	$42,581	1.53%		1.54%		1.91%	(0.83)%	348%
2007		33.16%	$61,401	1.11%		1.11%		1.46%	(0.57)%	220%
2006		7.04%	$38,180	1.59%		1.59%		1.79%	(1.01)%	251%
2005		21.99%	$30,779	1.15%		1.15%		1.41%	(0.57)%	330%
Turner Core Growth Fund — Institutional Class Shares
2010	*	10.50%†	$460,001	0.69%		0.69%		0.86%	0.24%	44%
2009		(3.97)%	$381,277	0.69%		0.69%		0.92%	0.65%	126%
2008		(27.53)%	$360,083	0.69%		0.69%		0.90%	0.42%	200%
2007		24.00%	$237,778	0.68%		0.68%		1.06%	0.42%	103%
2006		6.91%	$71,935	0.59%		0.59%		1.20%	0.77%	124%
2005	(2)	23.64%	$40,857	0.69	% (3)	0.69%		1.60%	0.46%	136%
Turner Core Growth Fund — Investor Class Shares
2010	*	10.37%†	$340,737	0.94%		0.94%		1.12%	—	44%
2009		(4.21)%	$252,916	0.94%		0.94%		1.17%	0.41%	126%
2008		(27.76)%	$260,692	0.94%		0.94%		1.15%	0.15%	200%
2007		23.68%	$37,541	0.94%		0.94%		1.31%	0.15%	103%
2006		6.52%	$23,418	0.94%		0.94%		1.43%	0.23%	124%
2005	(2)(4)	3.31%†	$1	0.83%		0.83%		2.50%	0.33%	136%
Turner Emerging Growth Fund — Institutional Class Shares
2010	*	14.13%†	$283,380	1.15%		1.15%		1.28%	(0.79)%	50%
2009	(5)	32.79%†	$243,790	1.15%		1.15%		1.33%	(0.54)%	78%
Turner Emerging Growth Fund — Investor Class Shares
2010	*	14.00%†	$193,074	1.40%		1.40%		1.53%	(1.04)%	50%
2009		(15.58)%	$188,812	1.40%		1.40%		1.56%	(0.71)%	78%
2008		(16.08)%	$529,578	1.40%		1.40%		1.49%	(0.66)%	71%
2007		25.08%	$638,037	1.40%		1.40%		1.48%	(0.50)%	88%
2006		4.95%	$565,227	1.40%		1.40%		1.44%	(0.57)%	78%
2005		27.90%	$502,108	1.40%		1.40%		1.44%	(0.90)%	74%
Turner Large Cap Growth Fund — Institutional Class Shares
2010	*	11.36%†	$127,941	0.69%		0.69%		0.97%	0.26%	53%
2009		(3.52)%	$94,664	0.69%		0.69%		1.21%	0.75%	107%
2008		(32.16)%	$28,975	0.69%		0.69%		1.09%	0.21%	213%
2007		21.86%	$37,814	0.70%		0.70%		1.23%	0.23%	119%
2006		3.40%	$19,510	0.75%		0.75%		1.16%	0.26%	194%
2005		12.09%	$43,025	0.75%		0.75%		1.10%	0.16%	155%

*  For the six-month period ended March 31, 2010, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
**  Amount represents less than $0.01 per share.
†  Total return is for the period indicated and has not been annualized.
††  Inclusive of fees paid indirectly, waivers and/or reimbursements.
†††  Excludes effect of in-kind transfers and mergers, as applicable.
(1)  Based on average shares outstanding.
(2)  Effective February 25, 2005, the Constellation TIP Core Growth Fund reorganized with and into a newly-created series of the Turner Funds, the Turner Core Growth Fund.
(3)  For the period October 1, 2004 through February 25, 2005, the total expense cap was 1.25%. Effective February 26, 2005, the total expense cap was changed to 0.59%.
(4)  Commenced operations on August 1, 2005. All ratios for the period have been annualized.
(5)  Commenced operations on February 1, 2009. All ratios for the period have been annualized.
(6)  Commenced operations on May 7, 2009. All ratios for the period have been annualized.
(7)  Commenced operations on July 14, 2009. All ratios for the period have been annualized.
(8)  The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(9)  Dividend expense totaled 0.70% of average net assets for the period ended September 30, 2009. If dividend expense had not been contractually waived, the ratios of net expenses to average net assets would have been 3.14%, 3.41% and 3.05% for the Institutional, Investor and Class C Shares, respectively. If broker fees and charges on short sales had not been included, the ratios of net expenses to average net assets would have been 1.94%, 2.20% and 1.95% for the Institutional, Investor and Class C Shares, respectively.
(10)  Dividend expense totaled 0.60% of average net assets for the six months ended March 31, 2010. Broker fees and charges on short sales totaled 0.41% of average net assets for the six months ended March 31, 2010, 0.35% of which was waived beginning on January 13, 2010. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.02%, 3.30%, and 3.94% for the Institutional, Investor and Class C Shares, respectively.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 67

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

		Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions	Net asset value, end of period
Turner Large Cap Growth Fund — Investor Class Shares
2010	*	$4.39	—	**	0.49		0.49	— **	—	— **	$4.88
2009		$4.57	0.02	(1)	(0.19	) (3)	(0.17)	(0.01)	—	(0.01)	$4.39
2008		$6.77	—	**	(2.19)		(2.19)	(0.01)	—	(0.01)	$4.57
2007	(4)	$5.92	0.01	(1)	0.84		0.85	—	—	—	$6.77
Turner Midcap Growth Fund — Institutional Class Shares
2010	*	$26.12	(0.03	) (1)	3.84		3.81	—	—	—	$29.93
2009		$26.20	(0.01	) (1)	(0.07)		(0.08)	—	—	—	$26.12
2008	(2)	$34.67	(0.01	) (1)	(8.46)		(8.47)	—	—	—	$26.20
Turner Midcap Growth Fund — Investor Class Shares
2010	*	$26.03	(0.06	) (1)	3.82		3.76	—	—	—	$29.79
2009		$26.18	(0.06	) (1)	(0.09)		(0.15)	—	—	—	$26.03
2008		$35.71	(0.14	) (1)	(9.39)		(9.53)	—	—	—	$26.18
2007		$27.63	(0.20	) (1)	8.28		8.08	—	—	—	$35.71
2006		$26.39	(0.08	) (1)	1.32		1.24	—	—	—	$27.63
2005		$20.99	(0.19	) (1)	5.59		5.40	—	—	—	$26.39
Turner Midcap Growth Fund — Retirement Class Shares
2010	*	$25.20	(0.09	) (1)	3.69		3.60	—	—	—	$28.80
2009		$25.40	(0.11	) (1)	(0.09)		(0.20)	—	—	—	$25.20
2008		$34.74	(0.22	) (1)	(9.12)		(9.34)	—	—	—	$25.40
2007		$26.96	(0.30	) (1)	8.08		7.78	—	—	—	$34.74
2006		$25.89	(0.23	) (1)	1.30		1.07	—	—	—	$26.96
2005		$20.69	(0.30	) (1)	5.50		5.20	—	—	—	$25.89
Turner New Enterprise Fund — Investor Class Shares
2010	*	$5.95	(0.04	) (1)	0.96		0.92	(0.01)	—	(0.01)	$6.86
2009		$5.60	—	**	0.35		0.35	—	—	—	$5.95
2008		$8.72	(0.07	) (1)	(3.05)		(3.12)	—	—	—	$5.60
2007		$6.26	(0.07	) (1)	2.53		2.46	—	—	—	$8.72
2006		$5.86	(0.07	) (1)	0.47	(3)	0.40	—	—	—	$6.26
2005		$4.52	(0.03)		1.37		1.34	—	—	—	$5.86
Turner Small Cap Growth Fund — Investor Class Shares
2010	*	$25.17	(0.09	) (1)	3.44		3.35	—	—	—	$28.52
2009		$26.45	(0.07	) (1)	(1.21)		(1.28)	—	—	—	$25.17
2008		$32.98	(0.15	) (1)	(6.38)		(6.53)	—	—	—	$26.45
2007		$26.17	(0.20	) (1)	7.01		6.81	—	—	—	$32.98
2006		$24.68	(0.21	) (1)	1.70		1.49	—	—	—	$26.17
2005		$21.33	(0.01)		3.36		3.35	—	—	—	$24.68
Turner Quantitative Broad Market Equity Fund — Institutional Class Shares
2010	*	$8.31	0.05	(1)	1.02		1.07	(0.09)	—	(0.09)	$9.29
2009		$8.73	0.11	(1)	(0.47)		(0.36)	(0.06)	—	(0.06)	$8.31
2008	(5)	$10.00	0.04	(1)	(1.31)		(1.27)	—	—	—	$8.73
Turner Quantitative Broad Market Equity Fund — Investor Class Shares
2010	*	$8.30	0.04	(1)	1.02		1.06	(0.08)	—	(0.08)	$9.28
2009		$8.72	0.08	(1)	(0.45)		(0.37)	(0.05)	—	(0.05)	$8.30
2008	(5)	$10.00	0.03	(1)	(1.31)		(1.28)	—	—	—	$8.72

68 TURNER FUNDS 2010 SEMIANNUAL REPORT

		Total return	Net assets end of period (000)	Ratio of net expenses to average net assets††	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets††	Portfolio turnover rate†††
Turner Large Cap Growth Fund — Investor Class Shares
2010	*	11.18%†	$1,503	0.94%	0.94%	1.22%	0.01%	53%
2009		(3.73)%	$1,467	0.94%	0.94%	1.47%	0.58%	107%
2008		(32.40)%	$662	0.94%	0.94%	1.36%	(0.05)%	213%
2007	(4)	14.36%†	$87	0.94%	0.94%	1.51%	0.13%	119%
Turner Midcap Growth Fund — Institutional Class Shares
2010	*	14.59%†	$139,582	0.93%	0.93%	1.03%	(0.21)%	30%
2009		(0.31)%	$136,069	0.93%	0.93%	1.08%	(0.05)%	120%
2008	(2)	(24.43)%†	$137,451	0.93%	0.94%	1.03%	(0.09)%	157%
Turner Midcap Growth Fund — Investor Class Shares
2010	*	14.44%†	$923,347	1.18%	1.18%	1.28%	(0.46)%	30%
2009		(0.57)%	$859,640	1.18%	1.18%	1.33%	(0.29)%	120%
2008		(26.69)%	$994,545	1.18%	1.18%	1.25%	(0.44)%	157%
2007		29.24%	$1,340,172	1.18%	1.18%	1.24%	(0.63)%	155%
2006		4.70%	$1,113,201	1.18%	1.18%	1.18%	(0.30)%	135%
2005		25.73%	$955,730	1.20%	1.20%	1.20%	(0.78)%	152%
Turner Midcap Growth Fund — Retirement Class Shares
2010	*	14.29%†	$4,746	1.43%	1.43%	1.53%	(0.71)%	30%
2009		(0.79)%	$3,892	1.43%	1.43%	1.58%	(0.55)%	120%
2008		(26.89)%	$5,784	1.43%	1.43%	1.50%	(0.69)%	157%
2007		28.86%	$6,212	1.49%	1.49%	1.56%	(0.98)%	155%
2006		4.13%	$2,444	1.68%	1.68%	1.68%	(0.83)%	135%
2005		25.13%	$1,833	1.70%	1.70%	1.70%	(1.28)%	152%
Turner New Enterprise Fund — Investor Class Shares
2010	*	15.39%†	$28,709	1.57%	1.57%	2.06%	(1.29)%	62%
2009		6.25%	$26,324	0.62%	0.63%	1.23%	0.09%	220%
2008		(35.78)%	$32,759	1.52%	1.54%	1.90%	(0.89)%	323%
2007		39.30%	$70,145	1.27%	1.27%	1.73%	(0.98)%	173%
2006		6.83%	$24,040	1.61%	1.61%	2.06%	(1.02)%	235%
2005		29.65%	$9,144	1.36%	1.36%	1.87%	(1.14)%	227%
Turner Small Cap Growth Fund — Investor Class Shares
2010	*	13.31%†	$291,238	1.25%	1.25%	1.52%	(0.67)%	40%
2009		(4.84)%	$250,860	1.25%	1.25%	1.58%	(0.36)%	113%
2008		(19.80)%	$249,434	1.25%	1.26%	1.51%	(0.48)%	141%
2007		26.02%	$317,930	1.25%	1.25%	1.48%	(0.65)%	134%
2006		6.04%	$248,271	1.25%	1.25%	1.42%	(0.79)%	154%
2005		15.71%	$257,149	1.25%	1.25%	1.44%	(0.91)%	153%
Turner Quantitative Broad Market Equity Fund — Institutional Class Shares
2010	*	12.92%†	$11,627	0.64%	0.64%	6.55%	1.20%	30%
2009		(3.95)%	$521	0.64%	0.65%	20.30%	1.56%	324%
2008	(5)	(12.70)%†	$542	0.64%	0.66%	17.95%	1.60%	118%
Turner Quantitative Broad Market Equity Fund — Investor Class Shares
2010	*	12.84%†	$17	0.89%	0.89%	12.14%	0.84%	30%
2009		(4.09)%	$10	0.89%	0.90%	20.60%	1.15%	324%
2008	(5)	(12.80)%†	$2	0.89%	0.91%	16.99%	1.28%	118%

*  For the six-month period ended March 31, 2010, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
**  Amount represents less than $0.01 per share.
†  Total return is for the period indicated and has not been annualized.
††  Inclusive of fees paid indirectly, waivers and/or reimbursements.
†††  Excludes effect of in-kind transfers and mergers, as applicable.
(1)  Based on average shares outstanding.
(2)  Commenced operations on June 16, 2008. All ratios for the period have been annualized.
(3)  The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(4)  Commenced operations on January 31, 2007. All ratios for the period have been annualized.
(5)  Commenced operations on June 30, 2008. All ratios for the period have been annualized.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 69

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

		Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions	Net asset value, end of period
Turner Quantitative Large Cap Value Fund — Institutional Class Shares
2010	*	$7.45	0.05	(1)	0.74		0.79	(0.12)	—	(0.12)	$8.12
2009		$8.97	0.14	(1)	(1.49)		(1.35)	(0.17)	—	(0.17)	$7.45
2008		$12.86	0.16	(1)	(2.23)		(2.07)	(0.12)	(1.70)	(1.82)	$8.97
2007		$11.44	0.14	(1)	1.65		1.79	(0.15)	(0.22)	(0.37)	$12.86
2006	(5)	$10.00	0.16	(1)	1.33		1.49	(0.05)	—	(0.05)	$11.44
Turner Quantitative Large Cap Value Fund — Investor Class Shares
2010	*	$7.44	0.04	(1)	0.75		0.79	(0.11)	—	(0.11)	$8.12
2009	(6)	$7.50	0.07	(1)	0.04	(2)	0.11	(0.17)	—	(0.17)	$7.44
Turner International Core Growth Fund — Institutional Class Shares
2010	*	$8.24	0.01	(1)	0.89		0.90	(0.13)	—	(0.13)	$9.01
2009		$8.34	0.08	(1)	(0.07	) (2)	0.01	(0.11)	—	(0.11)	$8.24
2008		$12.21	0.12	(1)	(3.87)		(3.75)	(0.02)	(0.10)	(0.12)	$8.34
2007	(3)	$10.00	0.07	(1)	2.14		2.21	—	—	—	$12.21
Turner International Core Growth Fund — Investor Class Shares
2010	*	$8.24	0.02	(1)	0.87		0.89	(0.13)	—	(0.13)	$9.00
2009	(6)	$6.27	0.07	(1)	2.01		2.08	(0.11)	—	(0.11)	$8.24
Turner Midcap Equity Fund — Institutional Class Shares
2010	*	$6.97	0.04	(1)	0.96		1.00	(0.05)	—	(0.05)	$7.92
2009		$7.89	0.02	(1)	(0.94	) (2)	(0.92)	—	—	—	$6.97
2008		$10.68	0.01	(1)(2)	(2.80)		(2.79)	—	—	—	$7.89
2007	(3)	$10.00	0.04	(1)(2)	0.64		0.68	—	—	—	$10.68
Turner Midcap Equity Fund — Investor Class Shares
2010	*	$6.84	0.03	(1)	0.94		0.97	(0.03)	—	(0.03)	$7.78
2009		$7.80	—	** (1)	(0.96	) (2)	(0.96)	—	—	—	$6.84
2008		$10.61	(0.03	) (1)	(2.78)		(2.81)	—	—	—	$7.80
2007	(3)	$10.00	(0.02	) (1)	0.63		0.61	—	—	—	$10.61
Turner Small Cap Equity Fund — Institutional Class Shares
2010	*	$9.83	0.02	(1)	1.04		1.06	—	—	—	$10.89
2009	(4)	$7.73	—	** (1)	2.10	(2)	2.10	—	—	—	$9.83
Turner Small Cap Equity Fund — Investor Class Shares
2010	*	$9.82	0.01	(1)	1.04		1.05	—	—	—	$10.87
2009		$11.53	—	** (1)	(1.70)		(1.70)	—	(0.01)	(0.01)	$9.82
2008		$17.31	(0.06	) (1)	(2.95)		(3.01)	—	(2.77)	(2.77)	$11.53
2007		$16.94	(0.12	) (1)	1.79		1.67	—	(1.30)	(1.30)	$17.31
2006		$16.06	(0.07	) (1)	0.95		0.88	—	—	—	$16.94
2005		$13.92	(0.11	) (1)	2.25		2.14	—	—	—	$16.06

70 TURNER FUNDS 2010 SEMIANNUAL REPORT

		Total return		Net assets end of period (000)	Ratio of net expenses to average net assets††	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets††	Portfolio turnover rate†††
Turner Quantitative Large Cap Value Fund — Institutional Class Shares
2010	*	10.79	%†	$855	0.69%	0.69%	12.76%	1.36%	133%
2009		(14.88)%		$772	0.69%	0.70%	14.51%	2.10%	241%
2008		(18.76)%		$763	0.69%	0.72%	6.13%	1.54%	181%
2007		15.91%		$835	0.65%	0.65%	5.25%	1.15%	271%
2006	(5)	14.92	%†	$580	0.59%	0.59%	7.71%	1.52%	252%
Turner Quantitative Large Cap Value Fund — Investor Class Shares
2010	*	10.76	%†	$5	0.91%	0.91%	12.97%	1.14%	133%
2009	(6)	1.67	%†	$4	0.89%	0.90%	15.93%	1.18%	241%
Turner International Core Growth Fund — Institutional Class Shares
2010	*	10.96	%†	$4,806	1.10%	1.10%	3.73%	0.12%	53%
2009		0.71%		$3,848	1.10%	1.10%	5.24%	1.31%	139%
2008		(31.04)%		$3,335	1.10%	1.11%	3.05%	1.10%	245%
2007	(3)	22.10	%†	$2,409	1.10%	1.10%	4.63%	0.99%	111%
Turner International Core Growth Fund — Investor Class Shares
2010	*	10.81	%†	$132	1.36%	1.36%	3.78%	0.58%	53%
2009	(6)	33.95	%†	$—	1.29%	1.29%	5.59%	1.14%	139%
Turner Midcap Equity Fund — Institutional Class Shares
2010	*	14.34	%†	$1,680	0.90%	0.90%	6.57%	1.02%	118%
2009		(11.66)%		$1,411	0.90%	0.90%	10.15%	0.31%	346%
2008		(26.12)%		$85	0.90%	0.95%	17.32%	0.09%	168%
2007	(3)	6.80	%†	$—	0.90%	0.90%	31.25%	0.60%	98%
Turner Midcap Equity Fund — Investor Class Shares
2010	*	14.26	%†	$194	1.15%	1.15%	6.50%	0.77%	118%
2009		(12.31)%		$589	1.15%	1.15%	15.60%	(0.04)%	346%
2008		(26.48)%		$429	1.15%	1.20%	17.02%	(0.32)%	168%
2007	(3)	6.10	%†	$532	1.15%	1.15%	22.26%	(0.26)%	98%
Turner Small Cap Equity Fund — Institutional Class Shares
2010	*	10.78	%†	$6,293	1.20%	1.20%	1.77%	0.41%	100%
2009	(4)	27.17	%†	$5,439	1.20%	1.20%	1.59%	0.05%	280%
Turner Small Cap Equity Fund — Investor Class Shares
2010	*	10.69	%†	$12,835	1.45%	1.45%	1.99%	0.11%	100%
2009		(14.78)%		$23,660	1.45%	1.45%	1.89%	0.03%	280%
2008		(20.20)%		$24,208	1.45%	1.45%	1.62%	(0.48)%	168%
2007		10.14%		$65,292	1.36%	1.36%	1.59%	(0.70)%	157%
2006		5.48%		$81,340	1.24%	1.24%	1.70%	(0.39)%	143%
2005		15.37%		$67,713	1.43%	1.43%	1.67%	(0.71)%	170%

*  For the six-month period ended March 31, 2010, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
**  Amount represents less than $0.01 per share.
†  Total return is for the period indicated and has not been annualized.
††  Inclusive of fees paid indirectly, waivers and/or reimbursements.
†††  Excludes effect of in-kind transfers and mergers, as applicable.
(1)  Based on average shares outstanding.
(2)  The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains or losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(3)  Commenced operations on January 31, 2007. All ratios for the period have been annualized.
(4)  Commenced operations on February 1, 2009. All ratios for the period have been annualized.
(5)  Commenced operations on October 10, 2005. All ratios for the period have been annualized.
(6)  Commenced operations on October 31, 2008. All ratios for the period have been annualized.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2010 SEMIANNUAL REPORT 71

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Notes to financial statements

March 31, 2010

1. Organization:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirteen active portfolios as of March 31, 2010. The financial statements included herein are those of the Turner Spectrum Fund (the "Spectrum Fund"), Turner Concentrated Growth Fund (the "Concentrated Growth Fund"), the Turner Core Growth Fund (the "Core Growth Fund"), the Turner Emerging Growth Fund (the "Emerging Growth Fund"), the Turner Large Cap Growth Fund (the "Large Cap Growth Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner New Enterprise Fund (the "New Enterprise Fund"), Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Quantitative Broad Market Equity Fund (the "Quantitative Broad Market Equity Fund"), the Turner Quantitative Large Cap Value Fund (the "Quantitative Large Cap Value Fund"), the Turner International Core Growth Fund (the "International Core Growth Fund"), the Turner Midcap Equity Fund (the "Midcap Equity Fund"), and the Turner Small Cap Equity Fund (the "Small Cap Equity Fund"), each a "Fund" and collectively the "Funds."

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Large Cap Growth Fund and the Concentrated Growth Fund, each of which are non-diversified.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, Class C Shares, or a combination of the four. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Emerging Growth, Small Cap Growth and Small Cap Equity Funds were closed to new investors on March 7, 2000, July 31, 2004 and May 1, 2005, respectively. Effective March 1, 2008 and August 24, 2009, the Small Cap Equity Fund and Small Cap Growth Fund were reopened to new investors and existing shareholders, respectively.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security valuation—Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of a Fund becomes aware of a Significant Event that has occurred with

72 TURNER FUNDS 2010 SEMIANNUAL REPORT

respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and approved by the Committee, the Administrator notifies the Adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The International Core Growth Fund and Spectrum Fund use Interactive Data Pricing and Reference Data, Inc. (formerly FT Interactive Data Corp.) ("Interactive Data") as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the International Core Growth Fund and Spectrum Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Core Growth Fund and Spectrum Fund value their non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Funds' Administrator and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days or a portion of a day, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market. The guidance established a three-tier heirarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value in accordance with the guidance, during the six months ended March 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. For the six months ended March 31, 2010, there have been no significant changes to the Funds' fair valuation methodologies. Fair value measurement classifications are summarized in each Fund's Schedule of investments, Schedule of securities sold short or Schedule of open options written.

Security transactions and related income—Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

Securities sold short—As consistent with each Fund's investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the

TURNER FUNDS 2010 SEMIANNUAL REPORT 73

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

Option transactions—The Funds may write covered call options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolio or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). Realized and unrealized gains and losses on written option transactions are shown on the Statement of Operations as Net realized gain on written option contracts and Net change in unrealized appreciation on written option contracts, respectively. Realized and unrealized gains and losses on purchased options for the six months ended March 31, 2010 of $(467,513) and $(28,252), respectively are shown on the Statement of Operations as net realized gain (loss) from securities sold and net change in unrealized appreciation on investments, respectively.

Foreign currency translation—The books and records of the International Core Growth Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The International Core Growth Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the International Core Growth Fund's books and the U.S. dollar equivalent amounts actually received or paid.

Expenses—Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets.

Classes—Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

74 TURNER FUNDS 2010 SEMIANNUAL REPORT

Dividends and distributions—The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. Transactions with affiliates:

Certain officers and trustees of the Trust are also officers or employees of Turner Investment Partners, Inc. ("Turner") or SEI Global Funds Services ("SEI"), the Trust's sub-administrator. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

SEI Investments Distribution Co. (the "Distributor") provides distribution services to the Funds under a Distribution Agreement.

4. Administration, shareholder servicing, distribution and transfer agent agreements:

Turner provides administrative services to the Funds under Administration Agreements with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Under a separate Sub-Administration Agreement between Turner and SEI, SEI provides sub-administrative services to the Trust. For the six months ended March 31, 2010, SEI was paid $543,507 by Turner.

The Funds have adopted a Distribution Plan for Retirement Class Shares and Class C Shares (the "Distribution Plan") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of the Fund's average daily net assets attributable to Retirement Class or Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services. Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor twenty-five basis points (0.25%) and the Class C Shares of the Spectrum Fund pay the Distributor seventy-five basis points (0.75%) in distribution fees.

The Funds have also adopted Shareholder Services Plans (the "Shareholder Services Plans"). Under the Shareholder Services Plans, service providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund's average daily net assets attributable to Investor Class and Retirement Class Shares that are subject to the arrangement in return for providing shareholder services. Currently, Investor Class Shares of each Fund and Retirement Class Shares of the Midcap Growth Fund pay 0.25% in shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended March 31, 2010, each Fund earned less than $500 of cash management credits to offset transfer agent expenses and therefore these amounts do not appear on the Statement of Operations. The following represents the unrounded cash management credits earned by each Fund.

Amount
Spectrum Fund	$8
Concentrated Growth Fund	71
Core Growth Fund	18
Emerging Growth Fund	78
Large Cap Growth Fund	7
Midcap Growth Fund	240
New Enterprise Fund	104
Small Cap Growth Fund	61
Quantitative Broad Market Equity Fund	3
Quantitative Large Cap Value Fund	4
International Core Growth Fund	4
Midcap Equity Fund	2
Small Cap Equity Fund	11

5. Investment advisory agreement:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee that is calculated daily and paid monthly, based on the average daily net assets of certain Funds. Pursuant to an Amended and Restated Advisory Agreement dated November 17, 2006, Turner Investment Management LLC, an affiliate of Turner, serves as the investment adviser for the Small Cap Equity Fund and Midcap Equity Fund.

For their services, Turner and Turner Investment Management LLC receive annual fees, which are calculated daily and paid monthly, based on average daily net assets. Turner and Turner Investment Management LLC have contractually agreed to waive all or a portion of their fees and to reimburse expenses in order to limit operating expenses to a specified percentage of the average daily net assets of each Fund, except the Concentrated Growth Fund and New Enterprise Fund, on an annualized basis through certain dates as disclosed in the following table:

	Advisory fee	Expense cap	Date (through)
Spectrum Fund
Institutional Class	1.50%	1.95%	January 31, 2011
Investor Class	1.50%	2.20%	January 31, 2011
Class C	1.50%	2.95%	January 31, 2011
Core Growth Fund
Institutional Class	0.60%	0.69%	January 31, 2011
Investor Class	0.60%	0.94%	January 31, 2011
Emerging Growth Fund
Institutional Class	1.00%	1.15%	January 31, 2011
Investor Class	1.00%	1.40%	January 31, 2011

TURNER FUNDS 2010 SEMIANNUAL REPORT 75

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

	Advisory fee	Expense cap	Date (through)
Large Cap Growth Fund
Institutional Class	0.60%	0.69%	January 31, 2011
Investor Class	0.60%	0.94%	January 31, 2011
Midcap Growth Fund
Institutional Class	0.75%	0.93%	January 31, 2011
Investor Class	0.75%	1.18%	January 31, 2011
Retirement Class	0.75%	1.43%	January 31, 2011
Small Cap Growth Fund
Investor Class	1.00%	1.25%	January 31, 2011
Quantitative Broad Market Equity Fund
Institutional Class	0.50%	0.64%	January 31, 2011
Investor Class	0.50%	0.89%	January 31, 2011
Quantitative Large Cap Value Fund
Institutional Class	0.60%	0.69%	January 31, 2011
Investor Class	0.60%	0.94%	January 31, 2011
International Core Growth Fund
Institutional Class	0.85%	1.10%	January 31, 2011
Investor Class	0.85%	1.35%	January 31, 2011
Midcap Equity Fund
Institutional Class	0.75%	0.90%	January 31, 2011
Investor Class	0.75%	1.15%	January 31, 2011
Small Cap Equity Fund
Institutional Class	0.95%	1.20%	January 31, 2011
Investor Class	0.95%	1.45%	January 31, 2011

For the remaining Funds, the Concentrated Growth Fund and the New Enterprise Fund, the advisory fee is comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee (1.10% for both the Concentrated Growth Fund and the New Enterprise Fund) is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the current month plus the previous 11 months (the "performance period"). The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the Fund's base fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of their fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

	Base advisory fee	Annual adjustment rate	Benchmark threshold(1)	Other expenses cap
Concentrated Growth Fund	1.10%	+/-0.40%	+/-2.50%	0.25%
New Enterprise Fund	1.10	+/-0.40	+/-2.50	0.25

(1)  See the Fund's Prospectus and Statement of Additional Information for more information regarding each Fund's performance benchmark.

During the six months ended March 31, 2010, the Funds' advisory fees, before waivers, were adjusted in accordance with the policy described above:

	Base adviser fee	Performance adjustment	Net adviser fee before waivers
Concentrated Growth Fund	$220,502	$55,694	$276,196
New Enterprise Fund	143,034	29,896	172,930

6. Redemption fees:

Sales or exchanges out of the Core Growth Fund, New Enterprise Fund, Quantitative Large Cap Value Fund, and the Small Cap Equity Fund within 90 days of purchase are not currently subject to a redemption fee of 2.00%, but may be in the future. The Funds will provide notice to shareholders before they implement the redemption fee.

7. Contingent deferred sales charge (Turner Spectrum Fund, Class C Shares):

A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to the Spectrum Fund, Class C Shares, redeemed within 12 months of purchase. The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed. The CDSC may be waived for certain investors, as described in the Spectrum Fund's prospectus.

8. Investment transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended March 31, 2010 were as follows (000):

	Purchases (000)	Sales (000)
Spectrum Fund	$271,412	$232,263
Concentrated Growth Fund	41,081	40,675
Core Growth Fund	391,184	300,952
Emerging Growth Fund	206,834	223,925
Large Cap Growth Fund	84,775	63,513
Midcap Growth Fund	296,148	371,018
New Enterprise Fund	15,733	17,948
Small Cap Growth Fund	106,183	101,296

76 TURNER FUNDS 2010 SEMIANNUAL REPORT

	Purchases (000)	Sales (000)
Quantitative Broad Market Equity Fund	$11,496	$658
Quantitative Large Cap Value Fund	1,051	1,039
International Core Growth Fund	2,766	2,223
Midcap Equity Fund	2,287	2,679
Small Cap Equity Fund	20,889	32,220

9. Federal tax policies and information:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, REIT adjustments and net operating losses. The character and timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended September 30, 2009 and September 30, 2008 were as follows (000):

	Ordinary income	Long-term capital gain	Total
Core Growth Fund
2009	$2,308	$—	$2,308
2008	885	—	885
Emerging Growth Fund
2009	$—	$12,445	$12,445
2008	2,910	84,527	87,437
Large Cap Growth Fund
2009	$98	$—	$98
2008	89	—	89
Quantitative Broad Market Equity Fund
2009	$4	$—	$4
2008	—	—	—
Quantitative Large Cap Value Fund
2009	$14	$—	$14
2008	76	42	118
International Core Growth Fund
2009	$42	$—	$42
2008	33	—	33
Small Cap Equity Fund
2009	$17	$—	$17
2008	3,123	6,394	9,517

As of September 30, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Undistributed ordinary income	Capital loss carryforward	Post- October losses	Post- October currency losses	Other Unrealized appreciation (depreciation)	Other temporary differences	Total distributable earnings (accumulated losses)
Spectrum Fund	$142	$—	$—	$(4)	$542	$4	$684
Concentrated Growth Fund	120	(143,620)	(1,680)	—	(21,704)	—	(166,884)
Core Growth Fund	1,904	(176,716)	(75,403)	—	49,453	—	(200,762)
Emerging Growth Fund	—	(41,623)	(55,723)	—	61,318	—	(36,028)
Large Cap Growth Fund	227	(11,703)	(6)	—	(8,444)	—	(19,926)
Midcap Growth Fund	—	(398,838)	(8,295)	—	46,049	—	(361,084)
New Enterprise Fund	22	(26,510)	(398)	—	369	—	(26,517)
Small Cap Growth Fund	—	(79,161)	(16,754)	—	24,683	—	(71,232)
Quantitative Broad Market Equity Fund	5	(48)	(129)	—	76	—	(96)
Quantitative Large Cap Value Fund	10	(155)	(176)	—	76	—	(245)
International Core Growth Fund	57	(1,090)	(484)	(3)	549	—	(971)
Midcap Equity Fund	3	(108)	(13)	—	86	—	(32)
Small Cap Equity Fund	—	(501)	(3,054)	—	(4,279)	5	(7,829)

Post-October losses represent losses realized on investment transactions from November 1, 2008 through September 30, 2009 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

TURNER FUNDS 2010 SEMIANNUAL REPORT 77

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

At September 30, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (000):

	Expiring September 30,
	2010	2011	2012	2014	2015	2016	2017	Total
Concentrated Growth Fund	$130,598	$12,850	$—	$—	$—	$172	$—	$143,620
Core Growth Fund	—	318	—	201	827	—	175,370	176,716
Emerging Growth Fund	—	—	—	—	—	—	41,623	41,623
Large Cap Growth Fund	—	11,642	—	—	—	61	—	11,703
Midcap Growth Fund	126,952	129,499	—	—	—	—	142,387	398,838
New Enterprise Fund	8,182	386	247	—	—	—	17,695	26,510
Small Cap Growth Fund	25,196	25,994	—	—	—	—	27,971	79,161
Quantitative Broad Market Equity Fund	—	—	—	—	—	—	48	48
Quantitative Large Cap Value Fund	—	—	—	—	—	—	155	155
International Core Growth Fund	—	—	—	—	—	—	1,090	1,090
Midcap Equity Fund	—	—	—	—	—	25	83	108
Small Cap Equity Fund	—	—	—	—	—	—	501	501

During the year ended September 30, 2009, the Concentrated Growth Fund and Large Cap Growth Fund utilized capital loss carryforwards of $5,366,353 and $3,891,650, respectively, to offset capital gains.

At March 31, 2010, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by the Funds, excluding securities sold short and written options, were as follows (000):

Fund	Federal tax cost	Aggregate gross unrealized appreciation	Aggregate gross unrealized depreciation	Net unrealized appreciation
Spectrum Fund	$60,854	$3,067	$(507)	$2,560
Concentrated Growth Fund	40,942	6,315	(202)	6,113
Core Growth Fund	690,491	139,740	(10,262)	129,478
Emerging Growth Fund	366,830	140,568	(4,633)	135,935
Large Cap Growth Fund	110,570	21,271	(542)	20,729
Midcap Growth Fund	808,274	340,454	(7,973)	332,481
New Enterprise Fund	23,558	8,776	(37)	8,739
Small Cap Growth Fund	251,749	81,968	(3,364)	78,604
Quantitative Broad Market Equity Fund	11,403	327	(91)	236
Quantitative Large Cap Value Fund	775	93	(8)	85
International Core Growth Fund	4,102	867	(72)	795
Midcap Equity Fund	1,539	393	(4)	389
Small Cap Equity Fund	17,150	3,464	(206)	3,258

Management has analyzed the Funds' tax position taken on Federal income tax returns for all open tax years and has concluded that as of March 31, 2010, no provision for income tax would be required in the Funds' financial statements. The Funds' Federal and State income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

10. Concentrations/risks:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

11. Loans of portfolio securities:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans, made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market

78 TURNER FUNDS 2010 SEMIANNUAL REPORT

fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on projected lending activity.

In the event of bankruptcy of the borrower, realization/ retention of the collateral may be subject to legal proceedings.

12. Derivative contracts:

Written Options—A summary of option contracts written during the six months ended March 31, 2010 for the Spectrum Fund is as follows:

	Option contracts	Option premiums (000)
Options outstanding at beginning of period	28	$—
Options written	1,604	69
Options canceled in a closing purchase transaction	(1,206)	(56)
Options exercised	(13)	—
Options expired	(331)	(10)
Options outstanding at end of period	82	$3

13. In-kind transactions:

During the year ended September 30, 2009, the Midcap Growth Fund distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of the Midcap Growth Fund's holdings based on shares outstanding. The value of the redemptions were as follows:

Date	Redemption	Securities	Cash	Realized loss	Fund shares redeemed
12/22/08	$8,209,938	$8,167,796	$42,142	$3,254,486	458,074
7/10/09	27,614,859	27,356,692	258,167	4,717,568	1,386,984

During the six months ended March 31, 2010, the Core Growth Fund distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of the Core Growth Fund's holdings based on shares outstanding. The value of the redemption was as follows:

Date	Redemption	Securities	Cash	Realized loss	Fund shares redeemed
11/9/09	$15,554,214	$15,292,016	$262,198	$1,492,642	1,518,966

These transactions were completed pursuant to procedures adopted by the Board. These procedures are designed to minimize or eliminate any adverse tax implications to the Funds and its shareholders.

14. Subsequent events:

On February 19, 2010, the Board of Trustees determined to close and liquidate the Turner Midcap Equity Fund, effective on April 30, 2010. This decision was made after careful consideration of the Fund's asset size, strategic importance, current expenses and historical performance. In connection with the liquidation, the Fund discontinued accepting orders for the purchase of Fund shares or exchanges into the Fund from other Turner Funds after the close of business on April 1, 2010. On the close of business on April 30, 2010, the Fund distributed pro rata all of its assets in cash to its shareholders, and all outstanding shares were redeemed and cancelled.

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2010.

TURNER FUNDS 2010 SEMIANNUAL REPORT 79

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENTS  (Unaudited)

Board of Trustees considerations in approving the Advisory Agreements

On February 19, 2010, the Board of Trustees (the "Board" or "Trustees") of the Turner Funds (the "Funds or "Trust") held a meeting to decide whether to renew the advisory agreements (the "Advisory Agreements") with Turner Investment Partners, Inc. and Turner Investment Management, LLC (collectively, the "Adviser") for the upcoming year (and whether to approve the Advisory Agreement with respect to a new Fund, the Turner Global Opportunities Fund). In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser. The information described, among other things: the Adviser's business; its organizational structure, personnel and operations; advisory services; with respect to the existing Funds, the Funds' performance; compliance; advisory fees and expenses paid by the Funds for the fiscal year ended September 30, 2009; and information on trading. At the meeting, representatives of the Adviser discussed, and answered Board members' questions about, among other things, a chart of advisory fees received by the Adviser for the various Funds; a schedule of the commissions paid to the Trust's top 10 brokers; a soft dollar commission usage report for the fiscal year ended September 30, 2009; the Adviser's Form ADVs; and an Adviser profitability report for the fiscal year ended September 30, 2009.

The Board, including all of the independent Trustees, considered (including, to the extent relevant, with respect to the Global Opportunities Fund), among other things: (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the existing Funds over the past one, three, five and ten years, where applicable, versus each Fund's respective Morningstar category and peer group; (3) the contractual and actual compensation to be paid under the agreements as compared to the compensation paid to relevant Morningstar peer groups; (4) the expense ratios of the Funds, with expense waivers, as compared to expense ratios for relevant Morningstar peer groups; (5) the qualifications of the Adviser's personnel, portfolio management capabilities and investment methodologies; (6) the Adviser's operations, compliance program and policies; (7) the financial condition of the Adviser; (8) the cost of services provided by the Adviser and the Adviser's profitability from each existing Fund for the year ended September 30, 2009; (9) "fall-out" benefits to the Adviser and its affiliates from the relationship with the Funds; (10) the extent to which economies of scale are relevant given the Funds' current asset size and current asset growth potential; and (11) a comparison of the fees charged by the Adviser with fees charged by the Adviser to clients employing similar investment strategies, to the extent it deemed it relevant.

The independent Trustees, in executive session, reached the following conclusions, among others, regarding the Adviser and Advisory Agreements: the recent performance of the existing Funds was, in most cases, above the median; the advisory fees were generally competitive (more than half of the existing Funds' advisory fees were below the median); and the net total expense ratios of the Funds were generally competitive (in most cases the net total expense ratios were below the median). The independent Trustees also concluded that: they were satisfied with the quality of services provided by the Adviser in advising the existing Funds; the profits earned by the Adviser seemed reasonable in light of the nature, extent and quality of the services provided to each existing Fund; and that each Fund was not large enough to attain significant economies of scale. With respect to the Global Opportunities Fund, the Trustees considered, among other things, the viability of the proposed strategy, the Adviser's experience, qualifications and track record in managing that strategy in a limited partnership vehicle and the length of that record as well as the quality of that performance. The Trustees also considered the proposed fees for the Global Opportunities Fund, as compared to those of its competitors, including both the net and gross total expense ratios. They discussed the need for establishment of prime brokerage arrangements for the Global Opportunities Fund with NewEdge USA, LLC and the Funds' custodian and considered the Adviser's experience in handling similar prime brokerage arrangements.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the independent Trustees, unanimously: (a) agreed to renew the Advisory Agreements for another year (and approve the Advisory Agreement with respect to the Global Opportunities Fund) and (b) determined that the compensation payable by the Trust's Funds under the Advisory Agreements is fair and reasonable.

80 TURNER FUNDS 2010 SEMIANNUAL REPORT

DISCLOSURE OF FUND EXPENSES  (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below and on the next page illustrates your Fund's costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

• Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.

	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Annualized Expense Ratios	Expenses Paid During Period*
Turner Spectrum Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,030.00	2.07%	$10.48
Hypothetical 5% Return	1,000.00	1,020.14	2.07	10.40
Turner Spectrum Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,028.20	2.35	11.88
Hypothetical 5% Return	1,000.00	1,018.95	2.35	11.80
Turner Spectrum Fund — Class C Shares
Actual Fund Return	1,000.00	1,026.40	2.99	15.11
Hypothetical 5% Return	1,000.00	1,015.06	2.99	14.98
Turner Concentrated Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,074.50	1.62	8.38
Hypothetical 5% Return	1,000.00	1,016.85	1.62	8.15
Turner Core Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,105.00	0.69	3.62
Hypothetical 5% Return	1,000.00	1,021.49	0.69	3.48
	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Annualized Expense Ratios	Expenses Paid During Period*
Turner Core Growth Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,103.70	0.94%	$4.93
Hypothetical 5% Return	1,000.00	1,020.24	0.94	4.73
Turner Emerging Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,141.30	1.15	6.14
Hypothetical 5% Return	1,000.00	1,019.20	1.15	5.79
Turner Emerging Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,140.00	1.40	7.47
Hypothetical 5% Return	1,000.00	1,017.95	1.40	7.04
Turner Large Cap Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,113.60	0.69	3.64
Hypothetical 5% Return	1,000.00	1,021.49	0.69	3.48
Turner Large Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,111.80	0.94	4.95
Hypothetical 5% Return	1,000.00	1,020.24	0.94	4.73

TURNER FUNDS 2010 SEMIANNUAL REPORT 81

DISCLOSURE OF FUND EXPENSES  (Unaudited)

	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Annualized Expense Ratios	Expenses Paid During Period*
Turner Midcap Growth Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,145.90	0.93%	$4.98
Hypothetical 5% Return	1,000.00	1,020.29	0.93	4.68
Turner Midcap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,144.40	1.18	6.31
Hypothetical 5% Return	1,000.00	1,019.05	1.18	5.94
Turner Midcap Growth Fund — Retirement Class Shares
Actual Fund Return	1,000.00	1,142.90	1.43	7.64
Hypothetical 5% Return	1,000.00	1,017.80	1.43	7.19
Turner New Enterprise Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,153.90	1.57	8.43
Hypothetical 5% Return	1,000.00	1,017.10	1.57	7.90
Turner Small Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,133.10	1.25	6.65
Hypothetical 5% Return	1,000.00	1,018.70	1.25	6.29
Turner Quantitative Broad Market Equity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,129.20	0.64	3.40
Hypothetical 5% Return	1,000.00	1,021.74	0.64	3.23
Turner Quantitative Broad Market Equity Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,128.40	0.89	4.72
Hypothetical 5% Return	1,000.00	1,020.49	0.89	4.48
Turner Quantitative Large Cap Value Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,107.90	0.69	3.63
Hypothetical 5% Return	1,000.00	1,021.49	0.69	3.48
	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Annualized Expense Ratios	Expenses Paid During Period*
Turner Quantitative Large Cap Value Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,107.60	0.91%	$4.78
Hypothetical 5% Return	1,000.00	1,020.39	0.91	4.58
Turner International Core Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,109.60	1.10	5.79
Hypothetical 5% Return	1,000.00	1,019.45	1.10	5.54
Turner International Core Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,108.10	1.36	7.15
Hypothetical 5% Return	1,000.00	1,018.15	1.36	6.84
Turner Midcap Equity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,143.40	0.90	4.81
Hypothetical 5% Return	1,000.00	1,020.44	0.90	4.53
Turner Midcap Equity Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,142.60	1.15	6.14
Hypothetical 5% Return	1,000.00	1,019.20	1.15	5.79
Turner Small Cap Equity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,107.80	1.20	6.31
Hypothetical 5% Return	1,000.00	1,018.95	1.20	6.04
Turner Small Cap Equity Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,106.90	1.45	7.62
Hypothetical 5% Return	1,000.00	1,017.70	1.45	7.29

  *  Unless otherwise indicated, expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period from 10/1/09 - 3/31/10.)

82 TURNER FUNDS 2010 SEMIANNUAL REPORT

Turner Funds

Turner Funds' trustees

Alfred C. Salvato

Chief Investment Officer & Treasurer

Thomas Jefferson University

Janet F. Sansone

Chief Management Officer

Office of The Public Printer of the United States

Robert E. Turner

Chairman and Chief Investment Officer

Turner Investment Partners, Inc.

Dr. John T. Wholihan

Professor, Dean Emeritus, College of Business

Loyola Marymount University

Investment advisers

Turner Investment Partners, Inc.

Turner Investment Management LLC

Berwyn, Pennsylvania

Distributor

SEI Investments Distribution Company

Oaks, Pennsylvania

Administrator

Turner Investment Partners, Inc.

Berwyn, Pennsylvania

Independent Registered Public Accounting Firm

KPMG LLP

Philadelphia, Pennsylvania

This report was prepared for shareholders of the Turner Funds. It may be distributed to others only if preceded or accompanied by a Turner Funds' Prospectus, which contains detailed information. All Turner Funds are offered by prospectus only.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investment Management LLC ("TIM") (with respect to the Small Cap Equity Fund and Midcap Equity Fund only) and to Turner Investment Partners, Inc. (with respect to each other Fund). TIM and Turner Investment Partners, Inc., will vote such proxies in accordance with their respective proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' website, www.turnerinvestments.com; (ii) on the Commission's website at http://www.sec.gov; and (iii) without charge by calling 1.800.224.6312.

TURNER FUNDS 2010 SEMIANNUAL REPORT 83

THIS PAGE WAS INTENTIONALLY LEFT BLANK

84 TURNER FUNDS 2010 SEMIANNUAL REPORT

Turner Funds

P.O. Box 219805

Kansas City, Missouri 64121-9805

Telephone: 1.800.224.6312

Email: mutualfunds@turnerinvestments.com

Web Site: www.turnerinvestments.com

TUR-SA-002-0504

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant’s last proxy solicitation.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) of the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Turner Funds

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President and CEO

Date: June 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President and CEO

Date: June 7, 2010

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Controller and CFO

Date: June 7, 2010